                               SEMIANNUAL REPORT
                                    PHOENIX








                                         THE PHOENIX EDGE SERIES FUND
                                                        JUNE 30, 1999








[LOGO] PHOENIX

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Research Enhanced Index Series....................................    2

Phoenix-Aberdeen International Series.....................................    9

Phoenix-Engemann Nifty Fifty Series.......................................   15

Phoenix-Goodwin Balanced Series...........................................   18

Phoenix-Goodwin Growth Series.............................................   24

Phoenix-Goodwin Money Market Series.......................................   28

Phoenix-Goodwin Multi-Sector Fixed Income Series..........................   32

Phoenix-Goodwin Strategic Allocation Series...............................   37

Phoenix-Goodwin Strategic Theme Series....................................   43

Phoenix-Hollister Value Equity Series.....................................   46

Phoenix-Oakhurst Growth and Income Series.................................   50

Phoenix-Seneca Mid-Cap Growth Series......................................   56

Phoenix-Schafer Mid-Cap Value Series......................................   59

Phoenix-Aberdeen New Asia Series..........................................   62

Phoenix-Duff & Phelps Real Estate Securities Series.......................   66

Notes to Financial Statements.............................................   69

     Not FDIC Insured           No Bank Guarantee           May Lose Value

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)        VALUE
                                               --------  -------  ---------------
U.S. GOVERNMENT SECURITIES--0.2%
U.S. TREASURY NOTES--0.2%
  U.S. Treasury Notes 5.875%, 11/15/99 (c)...  AAA          $210  $       210,612
                                                                  ---------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $210,862)....................................          210,612
                                                                  ---------------

                                                         SHARES
                                                         -------
COMMON STOCKS--94.6%
AEROSPACE/DEFENSE--0.9%
  Boeing Co. (The).....................................  17,200           760,025
  Lockheed Martin Corp.................................   7,200           268,200
  Precision Castparts Corp.............................     100             4,250
                                                                  ---------------
                                                                        1,032,475
                                                                  ---------------
AIR FREIGHT--0.0%
  CNF Transportation, Inc..............................     600            23,025
                                                                  ---------------
AIRLINES--0.3%
  AMR Corp. (b)........................................   2,100           143,325
  Continental Airlines, Inc. (b).......................     700            26,337
  Delta Air Lines, Inc.................................     800            46,100
  Southwest Airlines Co................................   3,900           121,387
                                                                  ---------------
                                                                          337,149
                                                                  ---------------
ALUMINUM--0.4%
  Alcoa, Inc...........................................   6,600           408,375
                                                                  ---------------
AUTO PARTS & EQUIPMENT--0.9%
  Cooper Tire & Rubber Co..............................     900            21,262
  Dana Corp............................................   4,200           193,462
  Delphi Automotive Systems Corp.......................  12,300           228,319
  Genuine Parts Co.....................................   3,700           129,500
  Goodyear Tire & Rubber Co. (The).....................   3,500           205,844
  ITT Industries, Inc..................................   2,300            87,687
  Lear Corp. (b).......................................   1,700            84,575
                                                                  ---------------
                                                                          950,649
                                                                  ---------------
AUTOMOBILES--1.0%
  Ford Motor Co........................................   8,400           474,075
  General Motors Corp..................................   9,200           607,200
                                                                  ---------------
                                                                        1,081,275
                                                                  ---------------
BANKS (MAJOR REGIONAL)--4.0%
  Bank One Corp........................................  14,000           833,875
  BankBoston Corp......................................   7,200           368,100
  First Union Corp.....................................  12,000           564,000
  Fleet Financial Group, Inc...........................   2,700           119,812
  Huntington Bancshares, Inc...........................   1,900            66,500
  KeyCorp..............................................   5,500           176,687
  Mellon Bank Corp.....................................   5,300           192,787
  Nationalcity Corp....................................   3,100           203,050
  PNC Bank Corp........................................   3,700           213,212
  Regions Financial Corp...............................   2,700           103,781
  Summit Bancorp.......................................   2,100            87,806
  SunTrust Banks, Inc..................................   4,000           277,750
  U.S. Bancorp.........................................   9,200           312,800
  Union Planters Corp..................................   1,800            80,437
  Wells Fargo Co.......................................  20,600           880,650
                                                                  ---------------
                                                                        4,481,247
                                                                  ---------------
BANKS (MONEY CENTER)--1.5%
  Bank of America Corp.................................  21,800         1,598,212

                                                         SHARES        VALUE
                                                         -------  ---------------
BANKS (MONEY CENTER)--CONTINUED
  Chase Manhattan Corp. (The)..........................   1,100   $        95,287
                                                                  ---------------
                                                                        1,693,499
                                                                  ---------------
BANKS (REGIONAL)--0.6%
  Associated Banc-Corp.................................     800            33,200
  BancWest Corp........................................     600            22,275
  Colonial BancGroup, Inc. (The).......................     600             8,362
  Commerce Bancshares, Inc.............................     800            32,200
  Commercial Federal Corp..............................     400             9,275
  Compass Bancshares, Inc..............................   1,400            38,150
  First American Corp..................................   2,800           116,375
  FirstMerit Corp......................................   1,100            30,869
  Hibernia Corp. Class A...............................   1,900            29,806
  M & T Bank Corp......................................     100            55,000
  Mercantile Bankshares Corp...........................     800            28,300
  National Commerce Bancorporation.....................   1,500            32,812
  North Fork Bancorporation, Inc.......................   1,700            36,231
  Pacific Century Financial Corp.......................     700            15,094
  Peoples Heritage Financial Group, Inc................   1,400            26,337
  Provident Financial Group, Inc.......................     300            13,125
  SouthTrust Corp......................................   2,000            76,750
  TCF Financial Corp...................................   1,100            30,662
  Wilmington Trust Corp................................     400            22,950
                                                                  ---------------
                                                                          657,773
                                                                  ---------------
BEVERAGES (NON-ALCOHOLIC)--2.2%
  Coca-Cola Co. (The)..................................  25,400         1,587,500
  Pepsi Bottling Group, Inc. (The).....................   2,000            46,125
  PepsiCo, Inc.........................................  20,100           777,619
                                                                  ---------------
                                                                        2,411,244
                                                                  ---------------
BIOTECHNOLOGY--0.5%
  Amgen, Inc. (b)......................................   7,600           462,650
  Chiron Corp. (b).....................................   2,500            51,875
  Genzyme Corp. (b)....................................   1,500            72,750
  Genzyme Surgical Products (b)........................     269             1,183
                                                                  ---------------
                                                                          588,458
                                                                  ---------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.7%
  AT&T Corp.- Liberty Media Group Class A (b)..........  12,600           463,050
  Comcast Corp. Special Class A........................  13,800           530,437
  MediaOne Group, Inc. (b).............................  11,900           885,062
                                                                  ---------------
                                                                        1,878,549
                                                                  ---------------
BUILDING MATERIALS--0.1%
  Owens Corning........................................   1,200            41,250
  USG Corp.............................................     700            39,200
                                                                  ---------------
                                                                           80,450
                                                                  ---------------
CHEMICALS--1.4%
  Air Products & Chemicals, Inc........................   2,900           116,725
  Dow Chemical Co. (The)...............................   5,700           723,187
  Du Pont (E.I.) de Nemours & Co.......................   2,800           191,275
  IMC Global, Inc......................................   2,800            49,350
  Lyondell Chemical Co.................................   2,900            59,812
  Praxair, Inc.........................................     100             4,894
  Rohm & Haas Co.......................................   4,800           205,800
  Solutia, Inc.........................................   2,700            57,544
  Union Carbide Corp...................................   3,300           160,875
                                                                  ---------------
                                                                        1,569,462
                                                                  ---------------
CHEMICALS (DIVERSIFIED)--0.6%
  Monsanto Co..........................................   9,400           370,712

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

                                                         SHARES        VALUE
                                                         -------  ---------------
CHEMICALS (DIVERSIFIED)--CONTINUED
  PPG Industries, Inc..................................   4,400   $       259,875
                                                                  ---------------
                                                                          630,587
                                                                  ---------------
CHEMICALS (SPECIALTY)--0.1%
  Nalco Chemical Co....................................   1,700            88,187
  USEC, Inc............................................   1,100            16,362
                                                                  ---------------
                                                                          104,549
                                                                  ---------------
COMMUNICATIONS EQUIPMENT--2.8%
  Harris Corp..........................................   1,700            66,619
  Lucent Technologies, Inc.............................  33,900         2,286,131
  Motorola, Inc........................................   7,700           729,575
                                                                  ---------------
                                                                        3,082,325
                                                                  ---------------
COMPUTERS (HARDWARE)--4.7%
  Apple Computer, Inc. (b).............................   2,200           101,887
  Dell Computer Corp. (b)..............................  29,100         1,076,700
  Gateway, Inc. (b)....................................   3,200           188,800
  Hewlett-Packard Co...................................   3,600           361,800
  International Business Machines Corp. (c)............  21,800         2,817,650
  Sun Microsystems, Inc. (b)...........................   9,900           681,862
                                                                  ---------------
                                                                        5,228,699
                                                                  ---------------
COMPUTERS (NETWORKING)--2.3%
  3Com Corp. (b).......................................   4,700           125,431
  Cisco Systems, Inc. (b)..............................  38,000         2,451,000
                                                                  ---------------
                                                                        2,576,431
                                                                  ---------------
COMPUTERS (PERIPHERALS)--0.7%
  EMC Corp. (b)........................................  12,600           693,000
  Quantum Corp. (b)....................................   2,200            53,075
  Seagate Technology, Inc. (b).........................   3,100            79,437
                                                                  ---------------
                                                                          825,512
                                                                  ---------------
COMPUTERS (SOFTWARE & SERVICES)--5.8%
  America Online, Inc. (b).............................  12,700         1,403,350
  BMC Software, Inc. (b)...............................     500            27,000
  Electronic Arts, Inc. (b)............................     800            43,400
  Exodus Communications, Inc. (b)......................     400            47,975
  Microsoft Corp. (b)(c)...............................  50,000         4,509,375
  Oracle Corp. (b).....................................   9,900           367,537
  Symantec Corp. (b)...................................     400            10,200
                                                                  ---------------
                                                                        6,408,837
                                                                  ---------------
CONSUMER FINANCE--0.3%
  Household International, Inc.........................   5,900           279,512
                                                                  ---------------
CONTAINERS & PACKAGING (PAPER)--0.0%
  Temple-Inland, Inc...................................     800            54,600
                                                                  ---------------
ELECTRIC COMPANIES--2.3%
  Allegheny Energy, Inc................................   2,000            64,125
  Ameren Corp..........................................   2,400            92,100
  CMS Energy Corp......................................   1,900            79,562
  Central & South West Corp............................   9,200           215,050
  Cinergy Corp.........................................   2,600            83,200
  Constellation Energy Group, Inc......................   2,600            77,025
  Dominion Resources, Inc..............................   3,300           142,931
  Duke Energy Corp.....................................   2,400           130,500
  Edison International.................................   6,000           160,500
  Entergy Corp.........................................   4,200           131,250
  FPL Group, Inc.......................................   3,100           169,337
  Nisource.............................................   2,000            51,625
  Northeast Utilities (b)..............................   2,200            38,912
  Northern States Power Co.............................   2,500            60,469
  PG&E Corp............................................   6,600           214,500
  PP&L Resources, Inc..................................   2,700            83,025
  Pinnacle West Capital Corp...........................   1,400            56,350
  Public Service Enterprise Group, Inc.................     400            16,350
  Reliant Energy, Inc..................................   5,100           140,887
                                                         SHARES        VALUE
                                                         -------  ---------------
ELECTRIC COMPANIES--CONTINUED
  Southern Co. (The)...................................  11,100   $       294,150
  TECO Energy, Inc.....................................   2,100            47,775
  Texas Utilities Co...................................   4,800           198,000
  Wisconsin Energy Corp................................   1,900            47,619
                                                                  ---------------
                                                                        2,595,242
                                                                  ---------------
ELECTRICAL EQUIPMENT--3.3%
  Emerson Electric Co..................................   8,400           528,150
  General Electric Co..................................  25,800         2,915,400
  Hubbell, Inc.........................................   1,000            45,375
  Rockwell International Corp..........................   2,000           121,500
  Sensormatic Electronics Corp. (b)....................     800            11,150
  Symbol Technologies, Inc.............................   1,650            60,844
                                                                  ---------------
                                                                        3,682,419
                                                                  ---------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.1%
  Grainger (W.W.), Inc.................................   1,800            96,862
                                                                  ---------------
ELECTRONICS (DEFENSE)--0.4%
  Raytheon Co., Class A................................   5,700           392,587
                                                                  ---------------
ELECTRONICS (INSTRUMENTATION)--0.1%
  PE Corp.-PE Biosystems Group.........................     800            91,800
                                                                  ---------------
ELECTRONICS (SEMICONDUCTORS)--2.9%
  Intel Corp. (c)......................................  39,300         2,338,350
  National Semiconductor Corp. (b).....................   2,200            55,688
  Texas Instruments, Inc...............................   5,000           725,000
  Xilinx, Inc. (b).....................................   1,600            91,600
                                                                  ---------------
                                                                        3,210,638
                                                                  ---------------
ENTERTAINMENT--0.4%
  Time Warner, Inc.....................................   3,600           264,600
  Walt Disney Co. (The)................................   7,300           224,931
                                                                  ---------------
                                                                          489,531
                                                                  ---------------
EQUIPMENT (SEMICONDUCTOR)--0.3%
  Applied Materials, Inc. (b)..........................   4,700           347,213
                                                                  ---------------
FINANCIAL (DIVERSIFIED)--4.2%
  AMRESCO, Inc. (b)....................................     200             1,288
  Ambac Financial Group, Inc...........................   1,500            85,688
  American Express Co..................................   5,400           702,675
  Associates First Capital Corp........................   8,900           394,381
  CIT Group, Inc. (The)................................   1,100            31,763
  Citigroup, Inc.......................................  42,800         2,033,000
  FINOVA Group, Inc. (The).............................     800            42,100
  Fannie Mae...........................................  12,000           820,500
  Financial Security Assurance Holdings Ltd............     300            15,600
  Freddie Mac..........................................   1,900           110,200
  Morgan Stanley Dean Witter & Co......................   4,400           451,000
                                                                  ---------------
                                                                        4,688,195
                                                                  ---------------
FOODS--1.0%
  Bestfoods............................................   3,800           188,100
  General Mills, Inc...................................   1,300           104,488
  Heinz (H.J.) Co......................................   4,900           245,613
  Hershey Foods Corp...................................   2,000           118,750
  Nabisco Holdings Corp................................     600            25,950
  Ralston-Ralston Purina Group.........................   4,400           133,925
  Sara Lee Corp........................................  10,800           245,025
                                                                  ---------------
                                                                        1,061,851
                                                                  ---------------
FOOTWEAR--0.0%
  Reebok International Ltd. (b)........................     700            13,038
                                                                  ---------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.1%
  International Game Technology........................   1,600            29,600
  MGM Grand, Inc. (b)..................................     300            14,700
  Mandalay Resort Group................................   1,800            38,025

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

                                                         SHARES        VALUE
                                                         -------  ---------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
  Mirage Resorts, Inc. (b).............................   4,000   $        67,000
                                                                  ---------------
                                                                          149,325
                                                                  ---------------
HEALTH CARE (DIVERSIFIED)--4.6%
  Abbott Laboratories..................................  13,500           614,250
  American Home Products Corp..........................  19,500         1,121,250
  Bristol-Myers Squibb Co. (c).........................  27,000         1,901,813
  Johnson & Johnson....................................   6,700           656,600
  Warner-Lambert Co....................................  12,500           867,188
                                                                  ---------------
                                                                        5,161,101
                                                                  ---------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.5%
  Forest Laboratories, Inc. Class A (b)................   1,500            69,375
  Lilly (Eli) & Co.....................................  16,000         1,146,000
  Merck & Co., Inc.....................................  17,200         1,272,800
  Pfizer, Inc..........................................   7,500           823,125
  Pharmacia & Upjohn, Inc..............................     500            28,406
  Schering-Plough Corp.................................  10,900           577,700
                                                                  ---------------
                                                                        3,917,406
                                                                  ---------------
HEALTH CARE (GENERIC AND OTHER)--0.1%
  MedImmune, Inc. (b)..................................     800            54,200
  Watson Pharmaceuticals, Inc. (b).....................   1,300            45,581
                                                                  ---------------
                                                                           99,781
                                                                  ---------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
  Columbia/HCA Healthcare Corp. (c)....................  10,100           230,406
  Health Management Associates, Inc. Class A (b).......   4,900            55,125
  Tenet Healthcare Corp. (b)...........................   6,300           116,944
                                                                  ---------------
                                                                          402,475
                                                                  ---------------
HEALTH CARE (LONG TERM CARE)--0.0%
  HCA Manor Care, Inc. (b).............................   1,800            43,538
                                                                  ---------------
HEALTH CARE (MANAGED CARE)--0.5%
  Aetna, Inc...........................................   2,300           205,706
  Humana, Inc. (b).....................................   3,300            42,694
  PacifiCare Health Systems, Inc. (b)..................     500            35,969
  United HealthCare Corp...............................   2,800           175,350
  Wellpoint Health Networks, Inc. (b)..................   1,100            93,363
                                                                  ---------------
                                                                          553,082
                                                                  ---------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.4%
  Boston Scientific Corp. (b)..........................   3,900           171,356
  Medtronic, Inc.......................................   3,200           249,200
                                                                  ---------------
                                                                          420,556
                                                                  ---------------
HEALTH CARE (SPECIALIZED SERVICES)--0.2%
  ALZA Corp. (b).......................................   1,400            71,225
  HEALTHSOUTH Corp. (b)................................   8,400           125,475
                                                                  ---------------
                                                                          196,700
                                                                  ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
  Furniture Brands International, Inc. (b).............     600            16,725
  Leggett & Platt, Inc.................................   4,700           130,719
                                                                  ---------------
                                                                          147,444
                                                                  ---------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.0%
  Clorox Co. (The).....................................   1,600           170,900
  Fort James Corp......................................   3,000           113,625
  Kimberly-Clark Corp..................................   7,000           399,000
  Procter & Gamble Co. (The)...........................  17,800         1,588,650
                                                                  ---------------
                                                                        2,272,175
                                                                  ---------------
INSURANCE (LIFE/HEALTH)--0.3%
  Provident Companies, Inc.............................   2,000            80,000
  Torchmark Corp.......................................   2,600            88,725
  UNUM Corp............................................   3,000           164,250
                                                                  ---------------
                                                                          332,975
                                                                  ---------------
                                                         SHARES        VALUE
                                                         -------  ---------------
INSURANCE (MULTI-LINE)--1.1%
  American International Group, Inc....................   7,700   $       901,381
  CIGNA Corp...........................................   3,400           302,600
                                                                  ---------------
                                                                        1,203,981
                                                                  ---------------
INSURANCE (PROPERTY-CASUALTY)--1.2%
  20th Century Industries..............................     600            11,325
  Allstate Corp. (The).................................  19,000           681,625
  Chubb Corp. (The)....................................   3,000           208,500
  Fremont General Corp.................................     800            15,100
  MBIA, Inc............................................   2,100           135,975
  Mercury General Corp.................................   1,000            34,000
  Ohio Casualty Corp...................................     200             7,225
  SAFECO Corp..........................................   1,000            44,125
  St. Paul Companies, Inc. (The).......................   4,400           139,975
  Travelers Property Casualty Corp. Class A............   1,300            50,863
                                                                  ---------------
                                                                        1,328,713
                                                                  ---------------
INSURANCE BROKERS--0.5%
  Aon Corp.............................................   5,300           218,625
  Marsh & McLennan Companies, Inc......................   5,000           377,500
                                                                  ---------------
                                                                          596,125
                                                                  ---------------
INVESTMENT BANKING/BROKERAGE--0.9%
  Bear Stearns Companies, Inc. (The)...................   1,400            65,450
  Goldman Sachs Group, Inc. (The)......................   6,400           462,400
  Lehman Brothers Holdings, Inc........................   1,100            68,475
  Merrill Lynch & Co., Inc.............................   4,500           359,719
  Paine Webber Group, Inc..............................   1,700            79,475
  Waddell & Reed Financial, Inc. Class A...............     100             2,744
                                                                  ---------------
                                                                        1,038,263
                                                                  ---------------
INVESTMENT MANAGEMENT--0.2%
  Equitable Companies, Inc. (The)......................   1,600           107,200
  Franklin Resources, Inc..............................   1,800            73,125
                                                                  ---------------
                                                                          180,325
                                                                  ---------------
IRON & STEEL--0.2%
  Allegheny Teledyne, Inc..............................   5,800           131,225
  Nucor Corp...........................................     500            23,719
  USX-U. S. Steel Group................................   1,800            48,600
                                                                  ---------------
                                                                          203,544
                                                                  ---------------
LEISURE TIME (PRODUCTS)--0.2%
  Mattel, Inc..........................................   8,300           219,431
                                                                  ---------------
LODGING-HOTELS--0.1%
  Extended Stay America, Inc. (b)......................     500             6,000
  Hilton Hotels Corp...................................   6,500            92,219
                                                                  ---------------
                                                                           98,219
                                                                  ---------------
MACHINERY (DIVERSIFIED)--0.4%
  Cooper Industries, Inc...............................   1,800            93,600
  Deere & Co...........................................   4,400           174,350
  Dover Corp...........................................   3,500           122,500
                                                                  ---------------
                                                                          390,450
                                                                  ---------------
MANUFACTURING (DIVERSIFIED)--1.9%
  AlliedSignal, Inc....................................   9,500           598,500
  Coltec Industries, Inc. (b)..........................   1,200            26,025
  Eaton Corp...........................................   1,500           138,000
  National Service Industries, Inc.....................     500            18,000
  Tenneco, Inc.........................................   3,700            88,338
  Tyco International Ltd...............................  13,700         1,298,075
                                                                  ---------------
                                                                        2,166,938
                                                                  ---------------
MANUFACTURING (SPECIALIZED)--0.1%
  Parker-Hannifin Corp.................................   2,100            96,075
                                                                  ---------------
METALS MINING--0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class A (b).....   4,000            67,000
  Freeport-McMoRan Copper & Gold, Inc. Class B (b).....   4,300            77,131

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

                                                         SHARES        VALUE
                                                         -------  ---------------
METALS MINING--CONTINUED
  Level 3 Communications, Inc. (b).....................   5,100   $       306,319
                                                                  ---------------
                                                                          450,450
                                                                  ---------------
NATURAL GAS--0.2%
  Columbia Energy Group................................   1,400            87,763
  Consolidated Natural Gas Co..........................   1,500            91,125
  K N Energy, Inc......................................     600             8,025
                                                                  ---------------
                                                                          186,913
                                                                  ---------------
OIL & GAS (DRILLING & EQUIPMENT)--0.1%
  Cooper Cameron Corp. (b).............................     600            22,238
  Diamond Offshore Drilling, Inc.......................   1,000            28,375
  ENSCO International, Inc.............................   1,600            31,900
  Global Marine, Inc. (b)..............................   1,700            26,244
  Input/Output, Inc. (b)...............................     200             1,513
  R&B Falcon Corp. (b).................................   3,700            34,688
  Smith International, Inc. (b)........................     500            21,719
                                                                  ---------------
                                                                          166,677
                                                                  ---------------
OIL & GAS (REFINING & MARKETING)--0.1%
  El Paso Energy Corp..................................   2,000            70,375
  Tosco Corp...........................................   2,100            54,469
  Ultramar Diamond Shamrock Corp.......................     900            19,631
  Valero Energy Corp...................................     500            10,719
                                                                  ---------------
                                                                          155,194
                                                                  ---------------
OIL (DOMESTIC INTEGRATED)--0.5%
  Amerada Hess Corp....................................   1,000            59,500
  Atlantic Richfield Co................................   2,000           167,125
  Phillips Petroleum Co................................   3,100           155,969
  Unocal Corp..........................................   3,100           122,838
                                                                  ---------------
                                                                          505,432
                                                                  ---------------
OIL (INTERNATIONAL INTEGRATED)--3.8%
  Chevron Corp.........................................   7,500           713,906
  Conoco, Inc. Class A.................................   2,300            64,113
  Exxon Corp...........................................  22,800         1,758,450
  Mobil Corp...........................................  12,700         1,257,300
  Texaco, Inc..........................................   6,300           393,750
                                                                  ---------------
                                                                        4,187,519
                                                                  ---------------
PAPER & FOREST PRODUCTS--0.5%
  Boise Cascade Corp...................................     100             4,300
  Bowater, Inc.........................................     700            33,075
  Georgia-Pacific Group................................   1,200            56,850
  International Paper Co...............................   5,700           287,852
  Louisiana-Pacific Corp...............................   1,500            35,625
  Mead Corp. (The).....................................   1,100            45,925
  Smurfit-Stone Container Corp. (b)....................   3,900            80,194
                                                                  ---------------
                                                                          543,821
                                                                  ---------------
PERSONAL CARE--0.4%
  Gillette Co. (The)...................................  10,900           446,900
                                                                  ---------------
PHOTOGRAPHY/IMAGING--1.1%
  Eastman Kodak Co.....................................   7,100           481,025
  Xerox Corp...........................................  12,500           738,281
                                                                  ---------------
                                                                        1,219,306
                                                                  ---------------
PUBLISHING (NEWSPAPERS)--0.8%
  Gannett Co., Inc.....................................   5,400           385,425
  Knight-Ridder, Inc...................................   1,900           104,381
  New York Times Co. Class A...........................   4,100           150,931
  Times Mirror Co. (The) Class A.......................   2,000           118,500
  Washington Post Co. (The) Class B....................     200           107,550
                                                                  ---------------
                                                                          866,787
                                                                  ---------------
RAILROADS--0.6%
  Burlington Northern Santa Fe Corp....................   5,900           182,900
  CSX Corp.............................................   2,900           131,406
                                                         SHARES        VALUE
                                                         -------  ---------------
RAILROADS--CONTINUED
  Norfolk Southern Corp................................   4,600   $       138,575
  Union Pacific Corp...................................   3,100           180,769
  Wisconsin Central Transportation Corp. (b)...........     200             3,775
                                                                  ---------------
                                                                          637,425
                                                                  ---------------
REITS--0.2%
  Starwood Hotel & Resorts Worldwide, Inc..............   6,100           186,431
                                                                  ---------------
RESTAURANTS--0.4%
  McDonald's Corp......................................  10,600           437,913
                                                                  ---------------
RETAIL (BUILDING SUPPLIES)--0.6%
  Home Depot, Inc. (The)...............................   9,100           586,381
  Sherwin-Williams Co..................................   3,800           105,450
                                                                  ---------------
                                                                          691,831
                                                                  ---------------
RETAIL (COMPUTERS & ELECTRONICS)--0.0%
  CompUSA, Inc. (b)....................................   1,000             7,438
                                                                  ---------------
RETAIL (DEPARTMENT STORES)--0.7%
  Dillard's, Inc., Class A.............................   1,800            63,225
  Federated Department Stores, Inc. (b)................   3,600           190,575
  May Department Stores Co.............................   5,800           237,075
  Nordstrom, Inc.......................................   2,300            77,050
  Penney (J.C.) Co., Inc...............................   4,400           213,675
                                                                  ---------------
                                                                          781,600
                                                                  ---------------
RETAIL (FOOD CHAINS)--0.8%
  Albertson's, Inc.....................................   2,835           146,180
  Hannaford Brothers Co................................     700            37,450
  Kroger Co. (The) (b).................................  11,000           307,313
  Safeway, Inc. (b)....................................   8,400           415,800
                                                                  ---------------
                                                                          906,743
                                                                  ---------------
RETAIL (GENERAL MERCHANDISE)--3.0%
  Costco Companies, Inc. (b)...........................   1,900           152,119
  Dayton Hudson Corp...................................   7,800           507,000
  Kmart Corp. (b)......................................   8,600           141,363
  Sears, Roebuck & Co..................................   6,700           298,569
  Wal-Mart Stores, Inc.................................  45,900         2,214,675
                                                                  ---------------
                                                                        3,313,726
                                                                  ---------------
RETAIL (HOME SHOPPING)--0.0%
  Corporate Express, Inc. (b)..........................     900             6,300
                                                                  ---------------
RETAIL (SPECIALTY)--0.2%
  Autozone, Inc........................................   2,600            78,325
  General Nutrition Companies, Inc. (b)................     900            20,981
  Tiffany & Co.........................................     600            57,900
  Toys 'R' Us, Inc. (b)................................   4,200            86,888
                                                                  ---------------
                                                                          244,094
                                                                  ---------------
RETAIL (SPECIALTY-APPAREL)--0.9%
  Abercrombie & Fitch Co. Class A (b)..................   1,800            86,400
  Gap, Inc. (The)......................................  13,300           669,988
  TJX Companies, Inc. (The)............................   5,700           189,881
                                                                  ---------------
                                                                          946,269
                                                                  ---------------
SAVINGS & LOAN COMPANIES--0.5%
  Astoria Financial Corp...............................     700            30,756
  Charter One Financial, Inc...........................   2,000            55,625
  Dime Bancorp, Inc....................................   1,500            30,188
  Golden State Bancorp, Inc. (b).......................   1,000            22,000
  Golden West Financial Corp...........................     700            68,600
  GreenPoint Financial Corp............................   1,300            42,656
  Ocwen Financial Corp. (b)............................     300             2,663
  Sovereign Bancorp, Inc...............................   2,600            31,525
  Washington Federal, Inc..............................     200             4,488
  Washington Mutual, Inc...............................   7,400           261,775
                                                                  ---------------
                                                                          550,276
                                                                  ---------------

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

                                                         SHARES        VALUE
                                                         -------  ---------------
SERVICES (COMMERCIAL & CONSUMER)--0.6%
  Cendant Corp. (b)....................................  24,300   $       498,150
  Service Corp. International..........................   9,500           182,875
                                                                  ---------------
                                                                          681,025
                                                                  ---------------
SERVICES (COMPUTER SYSTEMS)--0.1%
  Electronic Data Systems Corp.........................   2,500           141,406
                                                                  ---------------
SERVICES (DATA PROCESSING)--0.6%
  Automatic Data Processing, Inc.......................   7,400           325,600
  Equifax, Inc.........................................   3,400           121,338
  First Data Corp......................................   5,600           274,050
                                                                  ---------------
                                                                          720,988
                                                                  ---------------
SPECIALTY PRINTING--0.1%
  Donnelley (R.R.) & Sons Co...........................   2,600            96,363
                                                                  ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.1%
  AT&T Corp............................................  25,400         1,417,638
  MCI WorldCom, Inc. (b)...............................  23,600         2,035,500
                                                                  ---------------
                                                                        3,453,138
                                                                  ---------------
TELEPHONE--5.5%
  Ameritech Corp.......................................   7,600           558,600
  Bell Atlantic Corp...................................  23,100         1,510,163
  BellSouth Corp.......................................  11,200           525,000
  Frontier Corp........................................   2,000           118,000
  GTE Corp.............................................  15,000         1,136,250
  SBC Communications, Inc. (c).........................  30,500         1,769,000
  U S WEST, Inc........................................   7,500           440,625
                                                                  ---------------
                                                                        6,057,638
                                                                  ---------------
TEXTILES (APPAREL)--0.1%
  Fruit of the Loom, Inc. Class A (b)..................     800             7,800
  Jones Apparel Group, Inc. (b)........................   2,350            80,638
                                                                  ---------------
                                                                           88,438
                                                                  ---------------
TEXTILES (SPECIALTY)--0.0%
  Unifi, Inc. (b)......................................     700            14,875
                                                                  ---------------
TOBACCO--1.2%
  Philip Morris Companies, Inc. (c)....................  32,900         1,322,169
                                                                  ---------------
TRUCKERS --0.0%
  Ryder System, Inc....................................     600            15,600
                                                                  ---------------
TRUCKS & PARTS--0.1%
  PACCAR, Inc..........................................   1,500            80,069
                                                                  ---------------
                                                         SHARES        VALUE
                                                         -------  ---------------
WASTE MANAGEMENT--0.6%
  Browning-Ferris Industries, Inc......................     400   $        17,200
  Waste Management, Inc................................  12,400           666,500
                                                                  ---------------
                                                                          683,700
                                                                  ---------------
TOTAL COMMON STOCKS
  (Identified cost $87,992,027).................................      105,067,134
                                                                  ---------------
FOREIGN COMMON STOCKS--2.7%
ALUMINUM--0.1%
  Alcan Aluminum Ltd. (Canada).........................   2,600            83,037
                                                                  ---------------
BEVERAGES (ALCOHOLIC)--0.5%
  Seagram Company Ltd. (The) (Canada)..................   9,900           498,712
                                                                  ---------------
COMMUNICATIONS EQUIPMENT--0.2%
  Nortel Networks Corp. (Canada).......................   3,000           260,438
                                                                  ---------------
FOODS--0.5%
  Unilever NV (Netherlands)............................   8,700           606,825
                                                                  ---------------
OIL (INTERNATIONAL INTEGRATED)--1.4%
  Royal Dutch Petroleum Co. NY Registered Shares
    (Netherlands) (c)..................................  26,300         1,584,575
                                                                  ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,660,144)..................................        3,033,587
                                                                  ---------------
TOTAL LONG-TERM INVESTMENTS--97.5%
  (Identified cost $90,863,033).................................      108,311,333
                                                                  ---------------

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------  -------
SHORT-TERM OBLIGATIONS--2.8%
COMMERCIAL PAPER--2.8%
  CXC, Inc. 5.75%, 7/1/99....................    A-1+    $3,090         3,090,000
                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,090,000)..................................        3,090,000
                                                                  ---------------
TOTAL INVESTMENTS --100.3%
  (Identified cost $93,953,033).................................      111,401,333(a)
  Cash and receivables, less liabilities--(0.3%)................         (358,019)
                                                                  ---------------
NET ASSETS--100.0%..............................................  $   111,043,314
                                                                  ---------------
                                                                  ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,225,620 and gross depreciation of $2,835,462 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $94,011,175.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $93,953,033)..............................................  $  111,401,333
Cash........................................................           2,074
Receivables
  Investment securities sold................................         902,509
  Dividends and interest....................................         101,338
  Fund shares sold..........................................          85,362
  Variation margin for future contracts.....................          51,475
Prepaid expenses............................................           1,373
                                                              --------------
    Total assets............................................     112,545,464
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................       1,326,525
  Fund shares repurchased...................................         125,170
  Investment advisory fee...................................          14,809
  Financial agent fee.......................................           9,603
  Trustees' fee.............................................           7,369
Accrued expenses............................................          18,674
                                                              --------------
    Total liabilities.......................................       1,502,150
                                                              --------------
NET ASSETS..................................................  $  111,043,314
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   89,401,764
  Undistributed net investment income.......................         167,977
  Accumulated net realized gain.............................       3,912,023
  Net unrealized appreciation...............................      17,561,550
                                                              --------------
NET ASSETS..................................................  $  111,043,314
                                                              --------------
                                                              --------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       7,538,746
                                                              --------------
                                                              --------------
Net asset value and offering price per share................  $        14.73
                                                                     -------
                                                                     -------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     644,541
  Interest..................................................         71,296
  Foreign taxes withheld....................................        (21,140)
                                                              -------------
    Total investment income.................................        694,697
                                                              -------------
EXPENSES
  Investment advisory fee...................................        201,571
  Financial agent fee.......................................         54,493
  Custodian.................................................         26,348
  Professional..............................................         12,846
  Printing..................................................         11,307
  Trustees..................................................          9,917
  Miscellaneous.............................................          5,550
                                                              -------------
    Total expenses..........................................        322,032
    Less expenses borne by investment adviser...............        (75,665)
                                                              -------------
    Net expenses............................................        246,367
                                                              -------------
NET INVESTMENT INCOME.......................................        448,330
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................      3,742,582
  Net realized gain on futures contracts....................        297,629
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      6,949,285
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     10,989,496
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  11,437,826
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                     PHOENIX RESEARCH ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/99         YEAR ENDED
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      448,330   $      523,699
  Net realized gain (loss)..................................       4,040,211        3,008,093
  Net change in unrealized appreciation (depreciation)......       6,949,285        9,780,453
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      11,437,826       13,312,245
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (280,353)        (532,936)
  Net realized gains........................................        (299,858)      (2,994,712)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (580,211)      (3,527,648)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,231,070 and 5,285,851
    shares, respectively)...................................      44,617,864       63,644,481
  Net asset value of shares issued from reinvestment of
    distributions (40,443 and 271,800 shares,
    respectively)...........................................         580,211        3,527,648
  Cost of shares repurchased (1,046,652 and 3,186,084
    shares, respectively)...................................     (14,534,301)     (38,286,173)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      30,663,774       28,885,956
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      41,521,389       38,670,553
NET ASSETS
  Beginning of period.......................................      69,521,925       30,851,372
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $167,977 AND $0, RESPECTIVELY).........  $  111,043,314   $   69,521,925
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS                     FROM
                                                  ENDED         YEAR        INCEPTION
                                                 6/30/99        ENDED      7/15/97 TO
                                               (UNAUDITED)    12/31/98      12/31/97
                                               -----------   -----------   -----------
Net asset value, beginning of period.........    $ 13.08       $ 10.49       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............       0.06(2)       0.12(2)       0.05(2)
  Net realized and unrealized gain (loss)....       1.67          3.19          0.54
                                               -----------   -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS.........       1.73          3.31          0.59
                                               -----------   -----------   -----------
LESS DISTRIBUTIONS
  Dividends from net investment income.......      (0.04)        (0.12)        (0.05)
  Dividends from net realized gains..........      (0.04)        (0.60)        (0.05)
                                               -----------   -----------   -----------
    TOTAL DISTRIBUTIONS......................      (0.08)        (0.72)        (0.10)
                                               -----------   -----------   -----------
CHANGE IN NET ASSET VALUE....................       1.65          2.59          0.49
                                               -----------   -----------   -----------
                                               -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD...............     $14.73        $13.08        $10.49
                                               -----------   -----------   -----------
                                               -----------   -----------   -----------

Total return.................................      13.25%(3)     31.68%         5.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........   $111,043       $69,522       $30,851
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses.........................       0.55%(1)      0.55%         0.55%(1)
  Net investment income......................       1.00%(1)      1.08%         1.46%(1)
Portfolio turnover rate......................         22%(3)        45%            9%(3)

(1) Annualized.
(2) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.03 and $0.02 per share, respectively.
(3) Not annualized.

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES          VALUE
                                                    -----------   -------------
FOREIGN COMMON STOCKS--95.3%
ARGENTINA--0.2%
  Perez Companc SA Sponsored ADR (Oil & Gas
    (Exploration & Production))...................       32,000   $     371,248
  Telecom Argentina SA Sponsored ADR
    (Telecommunications (Long Distance))..........        9,600         256,800
                                                                  -------------
                                                                        628,048
                                                                  -------------
AUSTRALIA--1.3%
  Australian Gas Light Co., Ltd. (Natural Gas)....      250,000       1,520,768
  QBE Insurance Group Ltd. (Insurance (Property-
    Casualty))....................................      450,000       1,712,725
                                                                  -------------
                                                                      3,233,493
                                                                  -------------
BRAZIL--1.1%
  Tele Centro Sul Participacoes SA ADR
    (Telephone)...................................        9,500         527,250
  Tele Norte Leste Participacoes SA ADR
    (Telephone)...................................       49,000         909,562
  Tele Sudeste Celular Participacoes SA ADR
    (Telecommunications (Cellular/Wireless))......       25,000         725,000
  Telesp Participacoes SA ADR (Telephone).........       31,000         709,125
                                                                  -------------
                                                                      2,870,937
                                                                  -------------
CANADA--2.4%
  Nortel Networks Corp. (Communications
    Equipment)....................................       28,500       2,474,156
  Seagram Co. Ltd. (The) (Beverages
    (Alcoholic))..................................       38,000       1,914,250
  Toronto-Dominion Bank (The) (Banks (Money
    Center))......................................       39,000       1,774,500
                                                                  -------------
                                                                      6,162,906
                                                                  -------------
DENMARK--1.1%
  Danisco A/S (Foods).............................       28,900       1,306,005
  Tele Danmark A/S (Telephone)....................       28,600       1,407,774
                                                                  -------------
                                                                      2,713,779
                                                                  -------------
FINLAND--2.2%
  Nokia Oyj Class A (Communications Equipment)....       41,400       3,629,032
  Stora Enso Oyj (Paper & Forest Products)........      100,465       1,077,506
  UPM-Kymmene Oyj (Paper & Forest Products).......       29,210         837,429
                                                                  -------------
                                                                      5,543,967
                                                                  -------------
FRANCE--11.5%
  Air Liquide (Chemicals (Specialty)).............        7,120       1,119,751
  Alstom (Engineering & Construction).............       77,200       2,428,224
  Axa (Insurance (Multi-Line))....................       13,769       1,679,804
  Canal Plus (Broadcasting (Television, Radio &
    Cable)).......................................        2,100         589,277
  Carrefour SA (Retail (Food Chains)).............       12,180       1,789,920
  Castorama Dubois (Retail (Building Supplies))...        7,225       1,713,710
  Coflexip SA (Metal Fabricators).................       16,950       1,455,209
  Compagnie de Saint Gobain (Manufacturing
    (Diversified))................................        3,500         557,658
  Dexia France (Banks (Major Regional))...........        7,600       1,017,325
  Elf Aquitaine SA (Oil (International
    Integrated))..................................       13,150       1,929,755
  Groupe Danone (Foods)...........................        4,450       1,147,286
  Lafarge SA (Construction (Cement &
    Aggregates))..................................       20,500       1,949,200
  Pechiney SA Class A (Containers & Packaging
    (Paper))......................................       41,200       1,770,910
  Renault SA (Automobiles)........................       41,700       1,814,764
  Rhodia SA (Chemicals (Specialty))...............       66,200       1,256,167
  Schneider SA (Electrical Equipment).............        9,500         533,449
  Societe Generale Class A (Banks (Major
    Regional))....................................        7,650       1,348,264
  Total Fina SA Class B (Oil & Gas (Refining &
    Marketing))...................................       13,800       1,780,361
  Valeo SA (Auto Parts & Equipment)...............       20,150       1,662,404

                                                      SHARES          VALUE
                                                    -----------   -------------
FRANCE--CONTINUED
  Vivendi (Manufacturing (Diversified))...........       19,500   $   1,579,619
                                                                  -------------
                                                                     29,123,057
                                                                  -------------
GERMANY--8.5%
  Allianz AG Vinkulierte Registered Shares
    (Insurance (Multi-Line))......................        6,400       1,775,431
  BASF AG (Chemicals (Diversified))...............       31,100       1,374,304
  Bayer AG (Chemicals (Diversified))..............       27,600       1,149,905
  Bayerische Motoren Werke AG (Automobiles).......        2,430       1,671,490
  Bayerische Vereinsbank AG (Banks (Major
    Regional))....................................       32,600       2,118,018
  Bewag AG (Electric Companies)...................       45,820         706,428
  DaimlerChrysler AG (Automobiles)................       27,755       2,404,319
  Deutsche Bank AG (Banks (Major Regional)).......       22,800       1,390,789
  Deutsche Lufthansa AG (Airlines)................      107,950       1,957,100
  Mannesmann AG (Manufacturing (Diversified)).....       14,000       2,089,143
  Metro AG (Retail (Specialty))...................       25,200       1,564,475
  Muenchener Rueckversicherungs New Shares
    (Insurance (Multi-Line))(b)...................        6,020       1,098,857
  Muenchener Rueckversicherungs-Gesellschaft AG
    (Insurance (Multi-Line))......................        6,020       1,114,378
  RWE AG (Manufacturing (Diversified))............       22,900       1,060,124
                                                                  -------------
                                                                     21,474,761
                                                                  -------------
GREECE--0.4%
  Alpha Credit Bank (Banks (Major Regional))......        7,346         473,544
  Hellenic Telecommunications Organization SA
    (Telephone)...................................       26,500         568,019
                                                                  -------------
                                                                      1,041,563
                                                                  -------------
HONG KONG--1.6%
  Hongkong Electric Holdings Ltd. (Electric
    Companies)....................................      650,000       2,094,447
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified))................................    2,750,000       2,055,781
                                                                  -------------
                                                                      4,150,228
                                                                  -------------
HUNGARY--0.2%
  Magyar Tavkozlesi Rt Sponsored ADR
    (Telecommunications (Long Distance))..........       21,900         602,250
                                                                  -------------
INDIA--0.6%
  Mahanagar Telephone Nigam Ltd. GDR
    (Telecommunications (Long Distance))..........      140,000       1,421,000
                                                                  -------------
INDONESIA--0.3%
  PT Indosat (Telecommunications (Long
    Distance))....................................      229,000         439,055
  PT Indosat ADR (Telecommunications (Long
    Distance))....................................       20,000         390,000
                                                                  -------------
                                                                        829,055
                                                                  -------------
ISRAEL--0.5%
  Bank Hapoalim Ltd. (Banks (Major Regional)).....      221,500         568,262
  Koor Industries Ltd. (Manufacturing
    (Diversified))................................        6,036         695,959
                                                                  -------------
                                                                      1,264,221
                                                                  -------------
ITALY--2.6%
  Assicurazioni Generali (Insurance
    (Life/Health))................................       30,500       1,056,843
  Banca Intesa SPA (Banks (Major Regional)).......      691,600       1,547,698
  San Paolo-IMI SPA (Banks (Major Regional))......      109,159       1,485,953
  Telecom Italia Mobile SPA (Telecommunications
    (Cellular/Wireless))..........................      182,500       1,089,715
  Telecom Italia SPA (Telephone)..................      138,460       1,439,317
                                                                  -------------
                                                                      6,619,526
                                                                  -------------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                      SHARES          VALUE
                                                    -----------   -------------
JAPAN--13.2%
  77 Bank Ltd. (The) (Banks (Major Regional)).....      135,000   $   1,182,291
  Canon, Inc. (Office Equipment & Supplies).......       63,000       1,811,360
  Dai Nippon Printing Co., Ltd. (Specialty
    Printing).....................................      126,000       2,014,357
  Fuji Photo Film Co. (Photography/Imaging).......       30,000       1,135,198
  Hitachi Credit Corp. (Consumer Finance).........       85,000       1,681,935
  Ito-Yokado Co., Ltd. (Retail (Food Chains)).....       30,000       2,007,664
  Kao Corp. (Household Products (Non-Durable))....       60,000       1,685,447
  Kawasumi Laboratories, Inc. (Health Care
    (Medical Products & Supplies))................      125,000       1,869,276
  Kirin Beverage Corp. (Beverages (Alcoholic))....       83,000       1,488,068
  Mabuchi Motor Co., Ltd. (Electrical
    Equipment)....................................       20,000       1,858,949
  Nippon COMSYS Corp. (Engineering &
    Construction).................................      100,000       1,623,482
  Nippon Telegraph & Telephone Corp.
    (Telephone)...................................        1,400       1,630,918
  Rinnai Corp. (Household Furnishings &
    Appliances)...................................       75,000       1,722,626
  Rohm Co., Ltd (Electronics (Semiconductors))....       13,000       2,035,342
  Sanwa Bank Ltd. (The) (Banks (Major
    Regional))....................................      180,000       1,771,206
  Secom Co., Ltd. (Services (Commercial &
    Consumer))....................................       20,000       2,082,022
  Shin-Etsu Chemical Co., Ltd. (Chemicals
    (Specialty))..................................       52,000       1,739,976
  Suzuki Motor Corp. (Automobiles)................      140,000       2,226,607
  Takeda Chemical Industries (Health Care (Drugs-
    Major Pharmaceuticals)).......................       40,000       1,853,991
                                                                  -------------
                                                                     33,420,715
                                                                  -------------
MALAYSIA--0.2%
  Carlsberg Brewery Malaysia Berhad (Beverages
    (Alcoholic))(c)...............................      150,000         383,886
  Malaysian Oxygen Berhad (Chemicals
    (Specialty))(c)...............................      104,000         221,801
                                                                  -------------
                                                                        605,687
                                                                  -------------
MEXICO--1.4%
  Cemex SA de CV Class B Sponsored ADR
    (Construction (Cement & Aggregates))..........       75,000         741,450
  Coca-Cola Femsa SA Sponsored ADR (Beverages
    (Non-Alcoholic))(b)...........................       61,000       1,181,875
  Grupo Televisa SA Sponsored GDR (Broadcasting
    (Television, Radio & Cable))(b)...............       20,000         896,250
  Telefonos de Mexico SA Sponsored ADR Class L
    (Telecommunications (Long Distance))..........        8,000         646,500
                                                                  -------------
                                                                      3,466,075
                                                                  -------------
NETHERLANDS--6.6%
  ASM Lithography Holding NV (Equipment
    (Semiconductor))(b)...........................       23,500       1,359,572
  Benckiser NV B (Household Products (Non-
    Durable)).....................................       40,900       2,182,756
  Elsevier NV (Publishing)........................       79,600         923,501
  Equant NV (Services (Data Processing))(b).......       17,550       1,618,029
  Fortis (NL) NV (Financial (Diversified))........       47,100       1,454,753
  Getronics NV (Services (Data Processing)).......       28,500       1,096,289
  IHC Caland NV (Oil & Gas (Drilling &
    Equipment))...................................       20,530         804,533
  ING Groep NV (Financial (Diversified))..........       29,400       1,591,762
  KPN NV (Telephone)..............................       21,700       1,018,222
  Koninklijke (Royal) Philips Electronics NV
    (Electronics (Components Distributors)).......        8,400         828,583
  Royal Dutch Petroleum Co. (Oil (Domestic
    Integrated))..................................       48,600       2,846,795
  VNU NV (Publishing).............................       28,200       1,126,918
                                                                  -------------
                                                                     16,851,713
                                                                  -------------
NEW ZEALAND--0.2%
  Telecom Corporation of New Zealand Ltd.
    (Telephone)...................................      100,000         429,235
                                                                  -------------
PHILIPPINES--0.7%
  Ayala Land, Inc. (Financial (Diversified))......    2,500,000         788,460
                                                      SHARES          VALUE
                                                    -----------   -------------
PHILIPPINES--CONTINUED
  Philippine Long Distance Telephone Co. Sponsored
    ADR (Telecommunications (Long Distance))......       30,000   $     903,750
                                                                  -------------
                                                                      1,692,210
                                                                  -------------
POLAND--0.3%
  Elektrim Spolka Akcyjna SA (Distributors (Food &
    Health))......................................       54,000         763,886
                                                                  -------------
SINGAPORE--1.4%
  United Overseas Bank Ltd. (Banks (Major
    Regional))....................................      490,000       3,425,024
                                                                  -------------
SOUTH AFRICA--0.8%
  Anglo American PLC (Metals Mining)(b)...........       10,260         479,477
  BOE Ltd. (Financial (Diversified))..............      302,150         300,432
  Liberty International PLC (Financial
    (Diversified))................................       21,162         147,996
  Liberty Life Association of Africa (Insurance
    (Life/ Health))...............................       45,052         577,119
  Metro Cash and Carry Ltd. (Retail
    (Specialty))..................................      683,000         565,930
                                                                  -------------
                                                                      2,070,954
                                                                  -------------
SOUTH KOREA--1.5%
  Kookmin Bank (Banks (Major Regional))...........      115,000       2,334,847
  Pohang Iron & Steel Co. Ltd. (Iron & Steel).....       12,500       1,501,721
                                                                  -------------
                                                                      3,836,568
                                                                  -------------
SPAIN--3.6%
  Argentaria, Caja Postal y Banco Hipotecario de
    Espana SA (Banks (Major Regional))............       53,300       1,214,212
  Banco Popular Espanol SA (Banks (Major
    Regional))....................................       31,400       2,258,632
  Banco Santander Central Hispano SA (Banks (Major
    Regional))....................................      156,374       1,628,761
  Iberdrola SA (Electric Companies)...............       68,400       1,041,857
  Repsol SA (Oil & Gas (Refining & Marketing))....       59,700       1,219,021
  Telefonica SA (Telephone)(b)....................       34,731       1,673,011
                                                                  -------------
                                                                      9,035,494
                                                                  -------------
SWEDEN--5.1%
  AstraZeneca Group PLC (Health Care (Drugs-Major
    Pharmaceuticals)).............................       65,758       2,560,170
  Electrolux AB (Household Furnishings &
    Appliances)...................................       84,700       1,773,355
  Mandamus AB (Real Estate Development)...........        2,020          10,692
  SSAB Svenskt Stal AB Series A (Iron & Steel)....       47,800         598,783
  Sandvik AB Class B (Machinery (Diversified))....       26,300         581,575
  Skandia Forsakrings AB (Insurance
    (Life/Health))................................      148,600       2,779,125
  Skandinaviska Enskilda Banken Class A (Banks
    (Major Regional)).............................      165,900       1,931,852
  Telefonaktiebolaget LM Ericsson Class B
    (Communications Equipment)....................       80,900       2,593,028
                                                                  -------------
                                                                     12,828,580
                                                                  -------------
SWITZERLAND--5.3%
  Credit Suisse Group (Banks (Major Regional))....        7,900       1,366,984
  Nestle SA (Foods)...............................        1,387       2,499,043
  Novartis AG Registered Shares (Health Care
    (Drugs-Major Pharmaceuticals))................        1,943       2,837,153
  Roche Holding AG (Health Care (Drugs-Major
    Pharmaceuticals)).............................          284       2,919,303
  UBS AG (Banks (Major Regional)).................        8,900       2,656,392
  Zurich Allied AG (Financial (Diversified))......        2,170       1,233,946
                                                                  -------------
                                                                     13,512,821
                                                                  -------------
TAIWAN--0.2%
  Standard Foods Taiwan Ltd. GDR (Foods)(b).......       59,210         464,798
                                                                  -------------
TURKEY--0.3%
  Yapi ve Kredi Bankasi AS (Banks (Major
    Regional))....................................   26,300,000         380,160
  Yapi ve Kredi Bankasi AS (Banks (Major
    Regional))(d).................................   25,280,000         335,464
                                                                  -------------
                                                                        715,624
                                                                  -------------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                      SHARES          VALUE
                                                    -----------   -------------
UNITED KINGDOM--20.0%
  3i Group PLC (Investment Banking/Brokerage).....      105,821   $   1,203,497
  BG PLC (Natural Gas)............................      127,958         781,585
  BOC Group PLC (Chemicals (Specialty))...........       33,593         656,610
  Bank of Scotland (Banks (Major Regional)).......      114,244       1,512,689
  Barclays PLC (Banks (Major Regional))...........       51,744       1,505,666
  Bass PLC (Beverages (Alcoholic))................       42,709         619,698
  Berkeley Group PLC (The) (Homebuilding).........       63,480         761,480
  British Aerospace PLC (Aerospace/Defense).......      132,783         861,813
  British American Tobacco PLC (Tobacco)..........       56,619         532,365
  British Petroleum Co. PLC (Oil (Domestic
    Integrated))..................................      205,057       3,675,123
  British Telecommunications PLC (Telephone)......      178,746       2,995,066
  Cable & Wireless PLC (Telephone)................       81,729       1,041,581
  Compass Group PLC (Services (Commercial &
    Consumer))....................................       86,263         855,287
  Debenhams PLC (Retail (Department Stores))......       68,945         462,966
  FirstGroup PLC (Services (Commercial &
    Consumer))....................................      128,000         699,117
  GKN PLC (Auto Parts & Equipment)................       50,783         866,929
  Glaxo Wellcome PLC (Health Care (Drugs-Major
    Pharmaceuticals)).............................      100,311       2,787,646
  Granada Group PLC (Broadcasting (Television,
    Radio & Cable))...............................       35,066         650,578
  HSBC Holdings PLC (Financial (Diversified)).....       51,855       1,836,667
  Hilton Group PLC (Gaming, Lottery & Pari-mutuel
    Companies)....................................      150,646         597,217
  Kingfisher PLC (Retail (Specialty)).............       99,811       1,148,519
  Legal & General Group PLC (Insurance
    (Multi-Line)).................................      443,463       1,128,929
  Lloyds TSB Group PLC (Financial
    (Diversified))................................      166,275       2,254,043
  Logica PLC (Services (Data Processing)).........       74,000         775,694
  National Westminster Bank PLC (Banks (Major
    Regional))....................................       75,338       1,597,251
  Norwich Union PLC (Insurance (Life/Health)).....      120,834         819,496
  PowerGen PLC (Electric Companies)...............       72,627         783,053
  RMC Group PLC (Construction (Cement &
    Aggregates))..................................       62,703       1,007,162
  Reuters Holdings Group PLC (Publishing).........       90,437       1,189,623
  Rio Tinto PLC (Metals Mining)...................       53,506         896,968
  Royal & Sun Alliance Insurance Group PLC
    (Insurance (Multi-Line))......................      125,000       1,121,138
  Schroders PLC (Investment Banking/Brokerage)....       33,721         688,878
  Serco Group PLC (Services (Commercial &
    Consumer))....................................       22,718         512,086
  Shell Transport & Trading Co. PLC (Oil (Domestic
    Integrated))..................................      211,475       1,585,896
  Siebe PLC (Machinery (Diversified)).............      176,907         837,269
                                                      SHARES          VALUE
                                                    -----------   -------------
UNITED KINGDOM--CONTINUED
  SmithKline Beecham PLC (Health Care (Drugs-Major
    Pharmaceuticals)).............................      131,389   $   1,707,601
  Tesco PLC (Retail (Food Chains))................      408,638       1,051,547
  Thames Water PLC (Water Utilities)..............       38,937         617,444
  Unilever PLC (Foods)............................       80,976         720,538
  Vodafone AirTouch PLC (Telecommunications
    (Cellular/Wireless))..........................      136,088       2,681,431
  Woolwich PLC (Consumer Finance).................       85,978         503,142
  Zeneca Group PLC (Health Care (Drugs-Major
    Pharmaceuticals)).............................       54,366       2,102,998
                                                                  -------------
                                                                     50,634,286
                                                                  -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $216,950,034)...............................     241,432,461
                                                                  -------------
WARRANTS--0.0%
GERMANY--0.0%
  Muenchener Rueckversicherungs-Gesellschaft AG
    Warrants (Insurance (Multi-Line))(b)..........          220           6,579
                                                                  -------------
TOTAL WARRANTS
  (Identified cost $0).........................................           6,579
                                                                  -------------
TOTAL LONG-TERM INVESTMENTS--95.3%
  (Identified cost $216,950,034)...............................     241,439,040
                                                                  -------------

                                                     STANDARD          PAR
                                                     & POOR'S         VALUE
                                                      RATING          (000)
                                                    -----------   -------------
SHORT-TERM OBLIGATIONS--4.6%
COMMERCIAL PAPER--4.6%
  Corporate Asset Funding Co., Inc. 5.55%,
    7/1/99........................................  A-1+          $       3,155         3,155,000
  Exxon Imperial Funding U.S., Inc. 5.20%,
    7/1/99........................................  A-1+                  1,380         1,380,000
  Pitney Bowes Credit Corp. 5%, 7/1/99............  A-1+                  1,675         1,675,000
  Ford Motor Credit Co. 5.41%, 7/2/99.............  A-1+                  5,505         5,504,173
                                                                                  ---------------
                                                                                       11,714,173
                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $11,714,173)................................................        11,714,173
                                                                                  ---------------
TOTAL INVESTMENTS--99.9%
  (Identified cost $228,664,207)...............................................       253,153,213(a)
  Cash and receivables, less liabilities--0.1%.................................           286,154
                                                                                  ---------------
NET ASSETS--100.0%.............................................................   $   253,439,367
                                                                                  ---------------
                                                                                  ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,200,522 and gross depreciation of $10,796,262 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $230,748,953.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d)  Non-tradable bonus shares.

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Aerospace/Defense..................................    0.4%
          Airlines...........................................    0.8
          Auto Parts & Equipment.............................    1.0
          Automobiles........................................    3.4
          Banks (Major Regional).............................   14.5
          Banks (Money Center)...............................    0.7
          Beverages (Alcoholic)..............................    1.8
          Beverages (Non-Alcoholic)..........................    0.5
          Broadcasting (Television, Radio & Cable)...........    0.9
          Chemicals (Diversified)............................    1.0
          Chemicals (Specialty)..............................    2.1
          Communications Equipment...........................    3.6
          Construction (Cement & Aggregates).................    1.5
          Consumer Finance...................................    0.9
          Containers & Packaging (Paper).....................    0.7
          Distributors (Food & Health).......................    0.3
          Electric Companies.................................    1.9
          Electrical Equipment...............................    1.0
          Electronics (Components Distributors)..............    0.3
          Electronics (Semiconductors).......................    0.8
          Engineering & Construction.........................    1.7
          Equipment (Semiconductor)..........................    0.6
          Financial (Diversified)............................    4.0
          Foods..............................................    2.5
          Gaming, Lottery & Pari-Mutuel Companies............    0.2
          Health Care (Drugs-Major Pharmaceuticals)..........    7.0
          Health Care (Medical Products & Supplies)..........    0.8
          Homebuilding.......................................    0.3
          Household Furnishings & Appliances.................    1.4
          Household Products (Non-Durable)...................    1.6
          Insurance (Life/Health)............................    2.2
          Insurance (Multi-Line).............................    3.3
          Insurance (Property-Casualty)......................    0.7
          Investment Banking/Brokerage.......................    0.8
          Iron & Steel.......................................    0.9
          Machinery (Diversified)............................    0.6
          Manufacturing (Diversified)........................    3.3
          Metal Fabricators..................................    0.6
          Metals Mining......................................    0.6
          Natural Gas........................................    1.0
          Office Equipment & Supplies........................    0.8
          Oil & Gas (Drilling & Equipment)...................    0.3
          Oil & Gas (Exploration & Production)...............    0.2
          Oil & Gas (Refining & Marketing)...................    1.2
          Oil (Domestic Integrated)..........................    3.4
          Oil (International Integrated).....................    0.8
          Paper & Forest Products............................    0.8
          Photography/Imaging................................    0.5
          Publishing.........................................    1.3
          Real Estate Development............................    0.1
          Retail (Building Supplies).........................    0.7
          Retail (Department Stores).........................    0.2
          Retail (Food Chains)...............................    2.0
          Retail (Specialty).................................    1.4
          Services (Commercial & Consumer)...................    1.7
          Services (Data Processing).........................    1.4
          Specialty Printing.................................    0.8
          Telecommunications (Cellular/Wireless).............    1.9
          Telecommunications (Long Distance).................    1.9
          Telephone..........................................    5.9
          Tobacco............................................    0.2
          Water Utilities....................................    0.3
                                                               ------
                                                               100.0%
                                                               ------
                                                               ------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $228,664,207).............................................  $ 253,153,213
Cash........................................................         16,799
Receivables
  Investment securities sold................................      2,048,169
  Dividends and interest....................................        355,942
  Fund shares sold..........................................        210,170
  Tax reclaim...............................................        206,169
Prepaid expenses............................................          5,026
                                                              -------------
    Total assets............................................    255,995,488
                                                              -------------
LIABILITIES
Foreign currency at value (Identified cost $241,801)........        241,819
Payables
  Investment securities purchased...........................      1,663,549
  Fund shares repurchased...................................        332,752
  Investment advisory fee...................................        155,507
  Financial agent fee.......................................         18,762
  Trustees' fee.............................................          5,880
Accrued expenses............................................        137,852
                                                              -------------
    Total liabilities.......................................      2,556,121
                                                              -------------
NET ASSETS..................................................  $ 253,439,367
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 210,320,119
  Undistributed net investment loss.........................       (295,370)
  Accumulated net realized gain.............................     18,936,699
  Net unrealized appreciation...............................     24,477,919
                                                              -------------
NET ASSETS..................................................  $ 253,439,367
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     16,353,333
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       15.50
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   2,841,796
  Interest..................................................        354,894
  Foreign taxes withheld....................................       (212,208)
                                                              -------------
    Total investment income.................................      2,984,482
                                                              -------------
EXPENSES
  Investment advisory fee...................................        916,902
  Custodian.................................................        132,098
  Financial agent fee.......................................        111,011
  Printing..................................................         38,920
  Professional..............................................          7,099
  Trustees..................................................          6,333
  Miscellaneous.............................................         13,000
                                                              -------------
    Total expenses..........................................      1,225,363
                                                              -------------
NET INVESTMENT INCOME.......................................      1,759,119
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     18,986,331
  Net realized gain on foreign currency transactions........         56,260
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (6,641,618)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......          4,154
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     12,405,127
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  14,164,246
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   6/30/99           YEAR ENDED
                                                                 (UNAUDITED)          12/31/98
                                                              -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  1,759,119        $     1,631,804
  Net realized gain (loss)..................................      19,042,591             51,043,087
  Net change in unrealized appreciation (depreciation)......      (6,637,464)               150,814
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      14,164,246             52,825,705
                                                              -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (3,263,175)                    --
  Net realized gains........................................     (10,330,809)           (41,161,214)
                                                              -----------------   -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (13,593,984)           (41,161,214)
                                                              -----------------   -----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,113,693 and 3,647,895
    shares, respectively)...................................      33,469,388             63,751,174
  Net asset value of shares issued from reinvestment of
    distributions (873,524 and 2,641,331 shares,
    respectively)...........................................      13,593,984             41,161,214
  Cost of shares repurchased (2,285,739 and 3,994,250
    shares, respectively)...................................     (36,109,216)           (68,770,405)
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      10,954,156             36,141,983
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      11,524,418             47,806,474
NET ASSETS
  Beginning of period.......................................     241,914,949            194,108,475
                                                              -----------------   -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($295,370) AND $1,208,686,
    RESPECTIVELY)...........................................    $253,439,367        $   241,914,949
                                                              -----------------   -----------------
                                                              -----------------   -----------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED                             YEAR ENDED DECEMBER 31,
                                        6/30/99       -----------------------------------------------------------------
                                      (UNAUDITED)       1998          1997          1996          1995          1994
                                      -----------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of
  period............................   $  15.46       $   14.53     $   14.52     $   12.70     $   11.85     $   12.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       0.12            0.12(1)       0.12(1)       0.11(1)       0.12(1)       0.08(1)
  Net realized and unrealized gain
    (loss)..........................       0.80            3.94          1.61          2.25          1.02         (0.07)
                                      -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT
      OPERATIONS....................       0.92            4.06          1.73          2.36          1.14          0.01
                                      -----------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................      (0.21)             --         (0.22)        (0.19)        (0.04)        (0.03)
  Dividends from net realized
    gains...........................      (0.67)          (3.13)        (1.50)        (0.33)        (0.25)        (0.34)
  In excess of net investment
    income..........................         --              --            --         (0.02)           --            --
                                      -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS.............      (0.88)          (3.13)        (1.72)        (0.54)        (0.29)        (0.37)
                                      -----------     ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE...........       0.04            0.93          0.01          1.82          0.85         (0.36)
                                      -----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD......   $  15.50       $   15.46     $   14.53     $   14.52     $   12.70     $   11.85
                                      -----------     ---------     ---------     ---------     ---------     ---------
                                      -----------     ---------     ---------     ---------     ---------     ---------

Total return........................       5.93%(3)       27.92%        12.04%        18.65%         9.59%         0.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................   $253,439        $241,915      $194,108      $172,668      $134,455      $134,627
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................       1.00%(2)        0.98%         1.01%         1.04%         1.07%         1.10%
  Net investment income.............       1.44%(2)        0.72%         0.72%         0.80%         0.95%         0.64%
Portfolio turnover rate.............         47%(3)          93%          184%          142%          249%          172%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                         SHARES        VALUE
                                                         -------  ---------------
COMMON STOCKS--93.9%
BANKS (MAJOR REGIONAL)--30.3%
  State Street Corp....................................    1,900  $       162,212
  Wells Fargo Co.......................................   20,460          874,665
                                                                  ---------------
                                                                        1,036,877
                                                                  ---------------
BEVERAGES (NON-ALCOHOLIC)--1.0%
  Coca-Cola Co. (The)..................................    5,300          331,250
                                                                  ---------------
COMMUNICATIONS EQUIPMENT--7.8%
  Lucent Technologies, Inc.............................   21,230        1,431,698
  Tellabs, Inc. (b)....................................   18,180        1,228,286
                                                                  ---------------
                                                                        2,659,984
                                                                  ---------------
COMPUTERS (HARDWARE)--2.2%
  International Business Machines Corp.................    2,580          333,465
  Sun Microsystems, Inc. (b)...........................    6,100          420,137
                                                                  ---------------
                                                                          753,602
                                                                  ---------------
COMPUTERS (NETWORKING)--4.2%
  Cisco Systems, Inc. (b)..............................   22,450        1,448,025
                                                                  ---------------
COMPUTERS (PERIPHERALS)--4.1%
  EMC Corp. (b)........................................   25,770        1,417,350
                                                                  ---------------
COMPUTERS (SOFTWARE & SERVICES)--9.7%
  America Online, Inc. (b).............................    9,550        1,055,275
  BMC Software, Inc. (b)...............................    9,080          490,320
  Compuware Corp. (b)..................................    8,620          274,224
  Microsoft Corp. (b)..................................   16,600        1,497,112
                                                                  ---------------
                                                                        3,316,931
                                                                  ---------------
CONSUMER FINANCE--4.0%
  Countrywide Credit Industries, Inc...................    8,000          342,000
  MBNA Corp............................................   34,100        1,044,312
                                                                  ---------------
                                                                        1,386,312
                                                                  ---------------
ELECTRICAL EQUIPMENT--2.9%
  General Electric Co..................................    8,730          986,490
                                                                  ---------------
ELECTRONICS (SEMICONDUCTORS)--8.3%
  Intel Corp...........................................   16,950        1,008,525
  Texas Instruments, Inc...............................   12,730        1,845,850
                                                                  ---------------
                                                                        2,854,375
                                                                  ---------------
ENTERTAINMENT--1.8%
  Time Warner, Inc.....................................    4,940          363,090
  Walt Disney Co. (The)................................    8,460          260,674
                                                                  ---------------
                                                                          623,764
                                                                  ---------------
FINANCIAL (DIVERSIFIED)--7.1%
  American Express Co..................................    3,040          395,580
  Citigroup, Inc.......................................   17,110          812,725
  Freddie Mac..........................................   12,780          741,240
  Morgan Stanley Dean Witter & Co......................    4,550          466,375
                                                                  ---------------
                                                                        2,415,920
                                                                  ---------------
HEALTH CARE (DIVERSIFIED)--1.0%
  Warner-Lambert Co....................................    4,900          339,938
                                                                  ---------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.9%
  Merck & Co., Inc.....................................   12,640          935,360
  Pfizer, Inc..........................................    9,250        1,015,188
  Schering-Plough Corp.................................    7,590          402,270
                                                                  ---------------
                                                                        2,352,818
                                                                  ---------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.7%
  Guidant Corp. (b)....................................    4,950          254,616
  Medtronic, Inc.......................................    8,420          655,708
                                                                  ---------------
                                                                          910,324
                                                                  ---------------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc....................    5,405          632,723
                                                                  ---------------

                                                         SHARES        VALUE
                                                         -------  ---------------
INVESTMENT BANKING/BROKERAGE--2.6%
  Goldman Sachs Group, Inc. (The)......................    2,400  $       173,400
  Merrill Lynch & Co., Inc.............................    8,800          703,450
                                                                  ---------------
                                                                          876,850
                                                                  ---------------
INVESTMENT MANAGEMENT--0.3%
  Price (T. Rowe) Associates, Inc......................    3,040          116,660
                                                                  ---------------
LODGING-HOTELS--2.0%
  Carnival Corp........................................   14,390          697,915
                                                                  ---------------
MANUFACTURING (DIVERSIFIED)--0.6%
  United Technologies Corp.............................    3,040          217,930
                                                                  ---------------
PERSONAL CARE--1.8%
  Avon Products, Inc...................................    6,460          358,530
  Gillette Co. (The)...................................    6,400          262,400
                                                                  ---------------
                                                                          620,930
                                                                  ---------------
RETAIL (BUILDING SUPPLIES)--4.2%
  Home Depot, Inc. (The)...............................   15,530        1,000,714
  Lowe's Companies, Inc................................    7,590          430,258
                                                                  ---------------
                                                                        1,430,972
                                                                  ---------------
RETAIL (DEPARTMENT STORES)--0.7%
  Kohl's Corp. (b).....................................    3,010          232,334
                                                                  ---------------
RETAIL (DRUG STORES)--1.2%
  Walgreen Co..........................................   14,400          423,000
                                                                  ---------------
RETAIL (GENERAL MERCHANDISE)--3.2%
  Dayton Hudson Corp...................................    5,700          370,500
  Wal-Mart Stores, Inc.................................   14,730          710,723
                                                                  ---------------
                                                                        1,081,223
                                                                  ---------------
RETAIL (SPECIALTY)--0.8%
  Staples, Inc. (b)....................................    9,405          290,967
                                                                  ---------------
SERVICES (ADVERTISING/MARKETING)--1.1%
  Interpublic Group of Companies, Inc. (The)...........    4,540          393,278
                                                                  ---------------
SERVICES (COMMERCIAL & CONSUMER)--1.5%
  Cendant Corp. (b)....................................   24,620          504,710
                                                                  ---------------
SERVICES (COMPUTER SYSTEMS)--1.1%
  Electronic Data Systems Corp.........................    6,470          365,959
                                                                  ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--4.3%
  MCI WorldCom, Inc. (b)...............................   16,980        1,464,525
                                                                  ---------------
TOTAL COMMON STOCKS
  (Identified cost $26,746,379).................................       32,183,936
                                                                  ---------------
TOTAL LONG-TERM INVESTMENTS--93.9%
  (Identified cost $26,746,379).................................       32,183,936
                                                                  ---------------

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------  -------
SHORT-TERM OBLIGATIONS--6.1%
COMMERCIAL PAPER--6.1%
  CXC, Inc 5.80%, 7/1/99.....................  A-1+      $ 1,000        1,000,000
  Corporate Asset Funding Co., Inc. 5.55%,
    7/1/99...................................  A-1+        1,085        1,085,000
                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,085,000)..................................        2,085,000
                                                                  ---------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $28,831,379).................................       34,268,936(a)
  Cash and receivables, less liabilities--(0.0%)................           (1,944)
                                                                  ---------------
NET ASSETS--100.0%..............................................  $    34,266,992
                                                                  ---------------
                                                                  ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,617,822 and gross depreciation of $356,257 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $29,007,371.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $28,831,379)..............................................  $ 34,268,936
Cash........................................................         3,528
Receivables
  Fund shares sold..........................................       284,870
  Investment securities sold................................       216,097
  Dividends and interest....................................         7,499
Prepaid expenses............................................           238
                                                              ------------
    Total assets............................................    34,781,168
                                                              ------------
LIABILITIES
Payables
  Investment securities purchased...........................       456,825
  Fund shares repurchased...................................        10,589
  Investment advisory fee...................................        17,409
  Trustees' fee.............................................         7,353
  Financial agent fee.......................................         4,740
Accrued expenses............................................        17,260
                                                              ------------
    Total liabilities.......................................       514,176
                                                              ------------
NET ASSETS..................................................  $ 34,266,992
                                                              ------------
                                                              ------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 29,577,050
  Undistributed net investment loss.........................       (22,462)
  Accumulated net realized loss.............................      (725,153)
  Net unrealized appreciation...............................     5,437,557
                                                              ------------
NET ASSETS..................................................  $ 34,266,992
                                                              ------------
                                                              ------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     2,413,452
                                                              ------------
                                                              ------------
Net asset value and offering price per share................  $      14.20
                                                              ------------
                                                              ------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     56,111
  Interest..................................................        42,937
                                                              ------------
    Total investment income.................................        99,048
                                                              ------------
EXPENSES
  Investment advisory fee...................................       104,148
  Financial agent fee.......................................        27,490
  Custodian.................................................        14,301
  Professional..............................................        13,852
  Trustees..................................................         9,917
  Printing..................................................         6,136
  Miscellaneous.............................................         2,207
                                                              ------------
    Total expenses..........................................       178,051
    Less expense borne by investment adviser................       (56,541)
                                                              ------------
    Net expenses............................................       121,510
                                                              ------------
NET INVESTMENT LOSS.........................................       (22,462)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................      (481,024)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     3,139,676
                                                              ------------
NET GAIN ON INVESTMENTS.....................................     2,658,652
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  2,636,190
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED              FROM INCEPTION
                                                                  6/30/99                3/2/98 TO
                                                                (UNAUDITED)              12/31/98
                                                              ----------------       -----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   (22,462)           $     3,598
  Net realized gain (loss)..................................     (481,024)              (244,129)
  Net change in unrealized appreciation (depreciation)......    3,139,676              2,297,881
                                                              ----------------       -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    2,636,190              2,057,350
                                                              ----------------       -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................           --                 (3,598)
  In excess of net investment income........................           --                 (1,543)
                                                              ----------------       -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................           --                 (5,141)
                                                              ----------------       -----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,140,367 and 1,342,696
    shares, respectively)...................................   28,902,406             14,285,565
  Net asset value of shares issued from reinvestment of
    distributions (0 and 406 shares, respectively)..........           --                  5,141
  Cost of shares repurchased (769,107 and 300,910 shares,
    respectively)...........................................  (10,425,086)            (3,189,433)
                                                              ----------------       -----------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................   18,477,320             11,101,273
                                                              ----------------       -----------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................   21,113,510             13,153,482
NET ASSETS
  Beginning of period.......................................   13,153,482                     --
                                                              ----------------       -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($22,462) AND $0, RESPECTIVELY)........  $34,266,992            $13,153,482
                                                              ----------------       -----------------
                                                              ----------------       -----------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 SIX MONTHS                FROM
                                                                   ENDED                 INCEPTION
                                                                  6/30/99                3/2/98 TO
                                                                (UNAUDITED)              12/31/98
                                                              ----------------       -----------------
Net asset value, beginning of period........................  $     12.62            $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................        (0.01)(3)               0.01(3)(4)
  Net realized and unrealized gain (loss)...................         1.59                   2.62
                                                                  -------                -------
    TOTAL FROM INVESTMENT OPERATIONS........................         1.58                   2.63
                                                                  -------                -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................         0.00                  (0.01)
                                                                  -------                -------
    TOTAL DISTRIBUTIONS.....................................         0.00                  (0.01)
                                                                  -------                -------
CHANGE IN NET ASSET VALUE...................................         1.58                   2.62
                                                                  -------                -------
NET ASSET VALUE, END OF PERIOD..............................       $14.20                 $12.62
                                                                  -------                -------
                                                                  -------                -------

Total return................................................        12.50%(2)              26.26%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................      $34,267                $13,153
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses........................................         1.05%(1)               1.05%(1)
  Net investment income.....................................        (0.19)%(1)              0.07%(1)
Portfolio turnover rate.....................................           38%(2)                 90%(2)

(1) Annualized.

(2) Not annualized.

(3) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.13 per share, respectively.

(4) Computed using average shares outstanding.

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                          ---------   ---------   ----------
U.S. GOVERNMENT SECURITIES--11.2%
U.S. TREASURY BONDS--0.9%
  U.S. Treasury Bonds 5.25%, 11/15/28...  AAA         $   1,220   $1,079,755
  U.S. Treasury Bonds 5.25%, 2/15/29....  AAA             1,810    1,624,040
                                                                  ----------
                                                                   2,703,795
                                                                  ----------
U.S. TREASURY NOTES--10.3%
  U.S. Treasury Notes 5.375%, 1/31/00...  AAA             4,075    4,082,788
  U.S. Treasury Notes 5.50%, 3/31/00....  AAA               750      752,002
  U.S. Treasury Notes 6.875%, 3/31/00...  AAA             3,100    3,138,217
  U.S. Treasury Notes 6%, 8/15/00.......  AAA             1,700    1,711,409
  U.S. Treasury Notes 4.50%, 9/30/00....  AAA               355      351,207
  U.S. Treasury Notes 4.625%,
    11/30/00............................  AAA               500      494,632
  U.S. Treasury Notes 5.25%, 8/15/03....  AAA             3,105    3,043,197
  U.S. Treasury Notes 4.25%, 11/15/03...  AAA             8,650    8,142,302
  U.S. Treasury Notes 4.75%, 2/15/04....  AAA             4,050    3,882,938
  U.S. Treasury Notes 5.625%, 5/15/08...  AAA             4,584    4,488,458
                                                                  ----------
                                                                  30,087,150
                                                                  ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $34,047,177)................................   32,790,945
                                                                  ----------
AGENCY MORTGAGE-BACKED SECURITIES--2.7%
  GNMA 6.50%, 11/15/23..................  AAA             1,384    1,342,034
  GNMA 6.50%, 12/15/23..................  AAA               487      472,136
  GNMA 6.50%, 2/15/24...................  AAA             2,266    2,196,229
  GNMA 6.50%, 6/15/28...................  AAA             3,875    3,729,765
                                                                  ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $7,908,385).................................    7,740,164
                                                                  ----------
MUNICIPAL BONDS--5.7%
CALIFORNIA--1.2%
  Fresno County Pension Obligation
    Taxable 6.21%, 8/15/06..............  AAA             1,000      975,000
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14..............  AAA               420      425,775
  Long Beach Pension Obligation Taxable
    6.87%, 9/1/06.......................  AAA               230      232,587
  Orange County Pension Obligation
    Revenue Taxable Series A 7.62%,
    9/1/08..............................  AAA               650      684,937
  San Bernardino County Pension
    Obligation Revenue Taxable 6.87%,
    8/1/08..............................  AAA               110      110,412
  San Bernardino County Pension
    Obligation Revenue Taxable 6.94%,
    8/1/09..............................  AAA               300      301,875
  Sonoma County Pension Obligation
    Revenue Taxable 6.625%, 6/1/13......  AAA               495      476,437
  Ventura County Pension Obligation
    Taxable 6.54%, 11/1/05..............  AAA               260      260,325
                                                                  ----------
                                                                   3,467,348
                                                                  ----------
FLORIDA--0.7%
  Miami Beach Special Obligation Revenue
    Taxable 8.60%, 9/1/21...............  AAA               875      951,563
  Tampa Solid Waste System Revenue
    Taxable Series A 6.33%, 10/1/06.....  Aaa(d)            700      686,875
  University of Miami Exchangeable
    Revenue Taxable Series A 7.65%,
    4/1/20 (e)..........................  AAA               270      274,388
                                                                  ----------
                                                                   1,912,826
                                                                  ----------
ILLINOIS--0.5%
  Illinois Educational Facilities
    Authority-Loyola University Revenue
    Taxable Series A 7.84%, 7/1/24
    (f).................................  AAA             1,500    1,546,875
                                                                  ----------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                          ---------   ---------   ----------
MASSACHUSETTS--0.2%
  Massachusetts Port Authority Revenue
    Taxable Series C 6.05%, 7/1/02......  AA-         $     450   $  447,750
                                                                  ----------
NEW YORK--0.9%
  Long Island Power Authority Electrical
    Systems Revenue Series A 5.50%,
    12/1/10.............................  AAA               490      507,763
  New York State Dormitory Authority
    Revenue Taxable 6.90%, 4/1/03.......  BBB+              650      656,500
  New York State Taxable Series C 6.35%,
    3/1/07..............................  AAA             1,500    1,464,375
                                                                  ----------
                                                                   2,628,638
                                                                  ----------
PENNSYLVANIA--0.7%
  Philadelphia Authority For Industrial
    Development Pension Funding
    Retirement Systems Revenue Taxable
    Series A 5.79%, 4/15/09.............  AAA             1,100    1,017,500
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17..............  AAA             1,250    1,168,750
                                                                  ----------
                                                                   2,186,250
                                                                  ----------
TEXAS--1.2%
  Dallas Civic Center Revenue 5.25%,
    8/15/08.............................  AAA               520      532,350
  Dallas-Fort Worth International
    Airport Revenue Taxable 6.40%,
    11/1/07.............................  AAA             1,000      977,500
  Houston Water & Sewer System Revenue
    Refunding, Jr. Lien, Series D 5%,
    12/1/25.............................  AAA               685      633,625
  Texas State General Obligation Series
    B 5.25%, 10/1/08....................  AA                275      283,594
  Texas State Taxable Veterans Limited
    Series B 6.10%, 12/1/03.............  AA              1,000      990,000
                                                                  ----------
                                                                   3,417,069
                                                                  ----------
VIRGINIA--0.3%
  Newport News General Obligation
    Taxable Series B 7.05%, 1/15/25.....  AA              1,000      948,750
                                                                  ----------
TOTAL MUNICIPAL BONDS
  (Identified cost $16,993,901)................................   16,555,506
                                                                  ----------
ASSET-BACKED SECURITIES--2.5%
  AESOP Funding II LLC 97-1, A2 144A
    6.40%, 10/20/03 (c).................  AAA             1,200    1,199,831
  Advanta Equipment Receivables 98-1, A4
    5.98%, 12/15/06.....................  AAA               490      485,712
  Capita Equipment Receivables Trust
    97-1, B 6.45%, 8/15/02..............  A+                770      769,315
  Case Equipment Loan Trust 98-A, A4
    5.83%, 2/15/05......................  AAA             1,750    1,739,097
  Ford Credit Auto Owner Trust 99-B, A4
    5.80%, 6/15/02......................  AAA               500      496,836
  Green Tree Financial Corp. 96-2, M1
    7.60%, 4/15/27......................  AA-               675      683,907
  Premier Auto Trust 98-3, B 6.14%,
    9/8/04..............................  A+                500      499,328
  Triangle Funding Ltd. 98-2A, 3 144A
    6.85%, 10/15/04 (c).................  BBB             1,500    1,496,250
                                                                  ----------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $7,384,083).................................    7,370,276
                                                                  ----------
CORPORATE BONDS--4.8%
BANKS (MAJOR REGIONAL)--0.3%
  U.S. Bank of Minnesota N.A. 6.30%,
    7/15/08.............................  A                 500      478,125

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                          ---------   ---------   ----------
BANKS (MAJOR REGIONAL)--CONTINUED
  Wachovia Corp. 5.625%, 12/15/08.......  A+          $     500   $  456,250
                                                                  ----------
                                                                     934,375
                                                                  ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
  CSC Holdings, Inc. 7.625%, 7/15/18....  BB+             1,000      950,000
                                                                  ----------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International,
    Inc. Series B 6.375%, 4/15/05.......  A-                535      508,250
                                                                  ----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.2%
  Station Casinos, Inc. 10.125%,
    3/15/06.............................  B+                500      518,750
                                                                  ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
  Tenet Healthcare Corp. 8%, 1/15/05....  BB+             1,000      980,000
                                                                  ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Boston Scientific Corp. 6.625%,
    3/15/05.............................  BBB               550      525,250
                                                                  ----------
INSURANCE (MULTI-LINE)--0.3%
  Willis Corroon Corp. 144A 9%, 2/1/09
    (c).................................  B+                815      790,550
                                                                  ----------
MANUFACTURING (DIVERSIFIED)--0.5%
  American Standard, Inc. 7.375%,
    4/15/05.............................  BB-             1,000      960,000
  Tyco International Group SA 6.375%,
    6/15/05.............................  A-                600      579,000
                                                                  ----------
                                                                   1,539,000
                                                                  ----------
PAPER & FOREST PRODUCTS--0.2%
  Buckeye Technologies, Inc. 8.50%,
    12/15/05............................  BB-               700      707,000
                                                                  ----------
PERSONAL CARE--0.2%
  Revlon Consumer Products Corp. 9%,
    11/1/06 ............................  B                 500      500,000
                                                                  ----------
PUBLISHING--0.1%
  Charter Communications Holdings LLC
    144A 8.625%, 4/1/09 (c).............  B+                450      433,125
                                                                  ----------
PUBLISHING (NEWSPAPERS)--0.2%
  Hollinger International Publishing,
    Inc. 9.25%, 3/15/07.................  BB-               625      639,062
                                                                  ----------
RETAIL (FOOD CHAINS)--0.4%
  Meyer (Fred), Inc. 7.45%, 3/1/08......  BBB-            1,000    1,017,500
                                                                  ----------
SERVICES (COMMERCIAL & CONSUMER)--0.2%
  United Rentals, Inc. Series B 9.50%,
    6/1/08..............................  BB-               250      253,750
  United Rentals, Inc. 8.80%, 8/15/08...  BB-               250      245,937
                                                                  ----------
                                                                     499,687
                                                                  ----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  Nextlink Communications, Inc. 10.75%,
    11/15/08............................  B                 370      380,175
  Qwest Communications International,
    Inc. Series B 7.50%, 11/1/08........  BB+             1,100    1,094,500
                                                                  ----------
                                                                   1,474,675
                                                                  ----------
TELEPHONE--0.2%
  Century Telephone Enterprises, Inc.
    Series F 6.30%, 1/15/08.............  BBB+              500      474,375
                                                                  ----------
TEXTILES (HOME FURNISHINGS)--0.3%
  Westpoint Stevens, Inc. 7.875%,
    6/15/05.............................  BB              1,000      980,000
                                                                  ----------
TRUCKERS --0.1%
  Teekay Shipping Corp. 8.32%, 2/1/08...  BB+               230      218,213
                                                                  ----------
TRUCKS & PARTS--0.1%
  Cummins Engine Co., Inc. 6.45%,
    3/1/05..............................  BBB+              200      190,500
                                                                  ----------
TOTAL CORPORATE BONDS
  (Identified cost $14,108,902)................................   13,880,312
                                                                  ----------
                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                          ---------   ---------   ----------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.2%
  CS First Boston Mortgage Securities
    Corp. 97-C2, A3 6.55%, 11/17/07.....  AAA         $   2,500   $2,435,547
  CS First Boston Mortgage Securities
    Corp. 97-C2, B 6.72%, 11/17/07......  Aa(d)           2,000    1,950,937
  CS First Boston Mortgage Securities
    Corp. 98-C1, A1B 6.48%, 5/17/08.....  AAA               500      483,750
  CS First Boston Mortgage Securities
    Corp. 95-AEW1, B 7.182%, 11/25/27...  AA-                74       74,259
  DLJ Commercial Mortgage Corp. 99-CG1,
    A1B 6.46%, 1/10/09..................  Aaa(d)          2,000    1,932,500
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31.................  Aaa(d)          2,500    2,394,141
  DLJ Mortgage Acceptance Corp. 96-CF1,
    A1B 144A 7.58%, 2/12/06 (c).........  AAA             1,400    1,433,250
  First Union - Lehman Brothers
    Commercial Mortgage 97-C1, B 7.43%,
    4/18/07.............................  Aa(d)             930      949,519
  First Union Commercial Mortgage Trust
    99-C1, A2 6.07%, 10/15/08...........  AAA             2,000    1,881,875
  G.E. Capital Mortgage Services, Inc.
    96-8, 1M 7.25%, 5/25/26.............  AA                242      239,174
  GMAC Commercial Mortgage Securities,
    Inc. 99-C1, A1 5.83%, 5/15/33.......  AAA               449      433,747
  LB Commercial Conduit Mortgage Trust
    98-C4, A1B 6.21%, 10/15/08..........  AAA             2,500    2,378,239
  Lehman Large Loan 97-LLI, B 6.95%,
    3/12/07.............................  AA                825      822,317
  Nationslink Funding Corp. 96-1, B
    7.69%, 12/20/05.....................  AA                450      460,266
  Residential Asset Securitization Trust
    96-A8, A1 8%, 12/25/26..............  AAA                 1        1,316
  Residential Funding Mortgage
    Securities I 96-S8, A4 6.75%,
    3/25/11.............................  AAA               601      591,987
  Residential Funding Mortgage
    Securities I 96-S1, A11 7.10%,
    1/25/26.............................  AAA             1,000      995,000
  Residential Funding Mortgage
    Securities I 96-S4, M1 7.25%,
    2/25/26.............................  AA                961      957,779
  Structured Asset Securities Corp.
    93-C1, B 6.60%, 10/25/24............  A+                525      522,438
                                                                  ----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $21,269,426)................................   20,938,041
                                                                  ----------
FOREIGN GOVERNMENT SECURITIES--2.3%
COLOMBIA--0.4%
  Republic of Colombia 144A 7.70%,
    7/14/03 (c).........................  NR                610      524,600
  Republic of Colombia 10.875%,
    3/9/04..............................  BBB-              825      792,000
                                                                  ----------
                                                                   1,316,600
                                                                  ----------
CROATIA--0.4%
  Croatia Series B 5.813%, 7/31/06
    (e).................................  BBB-              664      555,960
  Croatia Series A 5.813%, 7/31/10
    (e).................................  BBB-              775      620,000
                                                                  ----------
                                                                   1,175,960
                                                                  ----------
KOREA--0.4%
  Republic of Korea 8.875%, 4/15/08.....  BBB-            1,000    1,061,250
                                                                  ----------
POLAND--0.7%
  Poland Bearer PDI 5%, 10/27/14 (e)....  BBB             2,350    2,091,500
                                                                  ----------
URUGUAY--0.4%
  Republic of Uruguay 7.25%, 5/4/09.....  BBB-            1,100    1,050,500
                                                                  ----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $6,957,718).................................    6,695,810
                                                                  ----------
FOREIGN CORPORATE BONDS--0.9%
ARGENTINA--0.2%
  Compania de Radiocomunicaciones
    Moviles SA 144A 9.25%, 5/8/08 (c)...  BBB-              300      265,500

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)       VALUE
                                          ---------   ---------   ----------
ARGENTINA--CONTINUED
  Telecom Argentina - France Telecom SA
    EMTN 144A 9.75%, 7/12/01 (c)........  BBB-        $     400   $  401,000
                                                                  ----------
                                                                     666,500
                                                                  ----------
CHILE--0.1%
  Compania Sud Americana de Vapores SA
    RegS 7.375%, 12/8/03................  BBB               120      112,950
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (c).........................  BBB               343      291,613
                                                                  ----------
                                                                     404,563
                                                                  ----------
JAPAN--0.6%
  IBJ Preferred Capital Co. LLC 144A
    8.79%, 12/29/49 (c)(e)..............  Ba(d)             910      763,449
  SB Treasury Co. LLC Series A 144A
    9.40%, 12/29/49 (c)(e)..............  BB+               910      879,709
                                                                  ----------
                                                                   1,643,158
                                                                  ----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $2,976,102).................................    2,714,221
                                                                  ----------

                                                       SHARES
                                                      ---------
COMMON STOCKS--57.4%
BANKS (MAJOR REGIONAL)--2.2%
  Mellon Bank Corp.................................      37,000     1,345,875
  Wells Fargo Co...................................     120,100     5,134,275
                                                                  -----------
                                                                    6,480,150
                                                                  -----------
BANKS (MONEY CENTER)--1.7%
  Bank of America Corp.............................      66,982     4,910,618
                                                                  -----------
BEVERAGES (NON-ALCOHOLIC)--1.4%
  PepsiCo, Inc.....................................     106,600     4,124,087
                                                                  -----------
BIOTECHNOLOGY--0.6%
  Genzyme Corp. (b)................................      38,300     1,857,550
  Genzyme Surgical Products (b)....................       6,856        30,210
                                                                  -----------
                                                                    1,887,760
                                                                  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.6%
  AT&T Corp.- Liberty Media Group Class A (b)......     168,200     6,181,350
  CBS Corp. (b)....................................      36,800     1,598,500
  Chancellor Media Corp. (b).......................      30,800     1,697,850
  Clear Channel Communications, Inc. (b)...........      16,000     1,103,000
                                                                  -----------
                                                                   10,580,700
                                                                  -----------
COMMUNICATIONS EQUIPMENT--2.4%
  General Motors Corp. Class H (b).................      17,000       956,250
  Motorola, Inc....................................      35,000     3,316,250
  Tellabs, Inc. (b)................................      38,400     2,594,400
                                                                  -----------
                                                                    6,866,900
                                                                  -----------
COMPUTERS (HARDWARE)--4.7%
  Dell Computer Corp. (b)..........................      64,900     2,401,300
  International Business Machines Corp.............      67,000     8,659,750
  Sun Microsystems, Inc. (b).......................      39,200     2,699,900
                                                                  -----------
                                                                   13,760,950
                                                                  -----------
COMPUTERS (NETWORKING)--2.1%
  Cisco Systems, Inc. (b)..........................      94,250     6,079,125
                                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--4.2%
  America Online, Inc. (b).........................      21,000     2,320,500
  Microsoft Corp. (b)..............................      93,600     8,441,550
  Novell, Inc. (b).................................      17,500       463,750
  Yahoo!, Inc. (b).................................       5,200       895,700
                                                                  -----------
                                                                   12,121,500
                                                                  -----------
CONSUMER FINANCE--1.1%
  Capital One Financial Corp.......................      55,500     3,090,656
                                                                  -----------

                                                       SHARES        VALUE
                                                      ---------   -----------
DISTRIBUTORS (FOOD & HEALTH)--0.8%
  Cardinal Health, Inc.............................      36,850   $ 2,363,006
                                                                  -----------
ELECTRICAL EQUIPMENT--1.7%
  General Electric Co..............................      44,300     5,005,900
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--1.9%
  Intel Corp.......................................      91,000     5,414,500
                                                                  -----------
FINANCIAL (DIVERSIFIED)--3.8%
  Citigroup, Inc...................................      97,950     4,652,625
  Freddie Mac......................................      34,100     1,977,800
  Morgan Stanley Dean Witter & Co..................      44,000     4,510,000
                                                                  -----------
                                                                   11,140,425
                                                                  -----------
HEALTH CARE (DIVERSIFIED)--1.9%
  American Home Products Corp......................      27,100     1,558,250
  Bristol-Myers Squibb Co..........................      56,900     4,007,894
                                                                  -----------
                                                                    5,566,144
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.2%
  Pfizer, Inc......................................      30,700     3,369,325
  Schering-Plough Corp.............................      60,100     3,185,300
                                                                  -----------
                                                                    6,554,625
                                                                  -----------
HEALTH CARE (GENERIC AND OTHER)--0.3%
  Mylan Laboratories, Inc..........................      32,600       863,900
                                                                  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.3%
  Bard (C.R.), Inc.................................      25,000     1,195,312
  Baxter International, Inc........................      35,900     2,176,437
  Becton, Dickinson and Co.........................      17,500       525,000
                                                                  -----------
                                                                    3,896,749
                                                                  -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.2%
  Procter & Gamble Co. (The).......................      38,500     3,436,125
                                                                  -----------
INSURANCE (LIFE/HEALTH)--0.3%
  ReliaStar Financial Corp.........................      20,600       901,250
                                                                  -----------
INSURANCE (MULTI-LINE)--1.2%
  American International Group, Inc................      29,800     3,488,463
                                                                  -----------
LODGING-HOTELS--0.6%
  Carnival Corp....................................      38,500     1,867,250
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--1.9%
  Tyco International Ltd...........................      59,300     5,618,675
                                                                  -----------
OIL & GAS (DRILLING & EQUIPMENT)--0.9%
  Halliburton Co...................................      21,900       990,975
  Schlumberger Ltd.................................      14,200       904,363
  Transocean Offshore, Inc.........................      30,000       787,500
                                                                  -----------
                                                                    2,682,838
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--0.7%
  Conoco, Inc. Class A.............................      68,300     1,903,863
                                                                  -----------
PERSONAL CARE--0.7%
  Gillette Co. (The)...............................      48,500     1,988,500
                                                                  -----------
RETAIL (BUILDING SUPPLIES)--1.2%
  Home Depot, Inc. (The)...........................      52,200     3,363,638
                                                                  -----------
RETAIL (COMPUTERS & ELECTRONICS)--0.5%
  Tandy Corp.......................................      31,000     1,515,125
                                                                  -----------
RETAIL (DEPARTMENT STORES)--0.2%
  Nordstrom, Inc...................................      20,400       683,400
                                                                  -----------
RETAIL (FOOD CHAINS)--1.3%
  Kroger Co. (The) (b).............................      98,540     2,752,961
  Safeway, Inc. (b)................................      22,400     1,108,800
                                                                  -----------
                                                                    3,861,761
                                                                  -----------

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

                                                       SHARES        VALUE
                                                      ---------   -----------
RETAIL (GENERAL MERCHANDISE)--1.5%
  Wal-Mart Stores, Inc.............................      89,600   $ 4,323,200
                                                                  -----------
RETAIL (SPECIALTY)--0.8%
  Staples, Inc. (b)................................      74,475     2,304,070
                                                                  -----------
SERVICES (COMMERCIAL & CONSUMER)--0.3%
  ServiceMaster Co. (The)..........................      39,200       735,000
                                                                  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--3.8%
  AT&T Corp........................................     136,747     7,632,193
  MCI WorldCom, Inc. (b)...........................      41,175     3,551,344
                                                                  -----------
                                                                   11,183,537
                                                                  -----------
TELEPHONE--0.9%
  SBC Communications, Inc..........................      44,400     2,575,200
                                                                  -----------
WASTE MANAGEMENT--1.5%
  Waste Management, Inc............................      80,100     4,305,375
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $121,483,443)...............................   167,444,965
                                                                  -----------
FOREIGN COMMON STOCKS--3.1%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
  Elan Corp. PLC Sponsored ADR (Ireland) (b).......      64,400     1,787,100
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--1.6%
  BP Amoco PLC Sponsored ADR
    (United Kingdom)...............................      42,686     4,631,431
                                                                  -----------
                                                       SHARES        VALUE
                                                      ---------   -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
  Vodafone AirTouch PLC Sponsored ADR (United
    Kingdom).......................................      13,700   $ 2,698,900
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $6,712,078).................................     9,117,431
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--97.8%
  (Identified cost $239,841,215)...............................   285,247,671
                                                                  -----------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                          ---------   ---------
SHORT-TERM OBLIGATIONS--1.9%
COMMERCIAL PAPER--1.9%
  Koch Industries, Inc. 5.80%, 7/1/99       A-1+      $   5,390      5,390,000
                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $5,390,000).................................      5,390,000
                                                                  ------------
TOTAL INVESTMENTS--99.7%
  (Identified cost $245,231,215)...............................    290,637,671(a)
  Cash and receivables, less liabilities--0.3%.................        935,258
                                                                  ------------
NET ASSETS--100.0%.............................................   $291,572,929
                                                                  ------------
                                                                  ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,050,705 and gross depreciation of $5,740,701 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $245,327,667.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to a value of $8,478,877 or 2.9% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $245,231,215).............................................  $ 290,637,671
Cash........................................................        248,074
Receivables
  Interest and dividends....................................      1,520,475
  Fund shares sold..........................................        122,776
Prepaid expenses............................................          5,654
                                                              -------------
    Total assets............................................    292,534,650
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        399,500
  Fund shares repurchased...................................        321,446
  Investment advisory fee...................................        126,550
  Financial agent fee.......................................         20,080
  Trustees' fee.............................................          5,880
Accrued expenses............................................         88,265
                                                              -------------
    Total liabilities.......................................        961,721
                                                              -------------
NET ASSETS..................................................  $ 291,572,929
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of benefical interest...........  $ 234,835,132
  Undistributed net investment income.......................        314,306
  Accumulated net realized gain.............................     11,017,035
  Net unrealized appreciation...............................     45,406,456
                                                              -------------
NET ASSETS..................................................  $ 291,572,929
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     20,746,156
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       14.05
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   3,705,669
  Dividends.................................................        648,105
  Foreign taxes withheld....................................         (5,407)
                                                              -------------
    Total investment income.................................      4,348,367
                                                              -------------
EXPENSES
  Investment advisory fee...................................        769,229
  Financial agent fee.......................................        119,140
  Custodian.................................................         32,364
  Professional..............................................         13,942
  Trustees..................................................          8,428
  Miscellaneous.............................................         55,985
                                                              -------------
    Total expenses..........................................        999,088
                                                              -------------
NET INVESTMENT INCOME.......................................      3,349,279
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     11,204,638
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (2,761,271)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      8,443,367
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  11,792,646
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                        PHOENIX-GOODWIN BALANCED SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   6/30/99           YEAR ENDED
                                                                 (UNAUDITED)          12/31/98
                                                              -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  3,349,279        $  6,484,210
  Net realized gain (loss)..................................      11,204,638           1,823,127
  Net change in unrealized appreciation (depreciation)......      (2,761,271)         36,386,238
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      11,792,646          44,693,575
                                                              -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (3,279,104)         (6,299,939)
  Net realized gains........................................      (1,969,512)         (9,082,295)
                                                              -----------------   -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (5,248,616)        (15,382,234)
                                                              -----------------   -----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,441,277 and 4,750,917
    shares, respectively)...................................      33,930,350          60,237,782
  Net asset value of shares issued from reinvestment of
    distributions
    (376,998 and 1,187,415 shares, respectively)............       5,248,616          15,382,234
  Cost of shares repurchased (2,458,908 and 4,412,737
    shares, respectively)...................................     (34,205,710)        (56,055,533)
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       4,973,256          19,564,483
                                                              -----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      11,517,286          48,875,824
NEW ASSETS
  Beginning of period.......................................     280,055,643         231,179,819
                                                              -----------------   -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $314,306 AND $244,131, RESPECTIVELY)....................    $291,572,929        $280,055,643
                                                              -----------------   -----------------
                                                              -----------------   -----------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX
                                             MONTHS
                                              ENDED
                                             6/30/99                           YEAR ENDED DECEMBER 31,
                                            (UNAUDITED)     1998          1997          1996          1995          1994
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....    $  13.74      $   12.26     $   12.06     $   12.30     $   10.53     $   11.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........        0.16           0.33          0.38          0.36          0.40(2)       0.38(1)(2)
  Net realized and unrealized gain
    (loss)..............................        0.41           1.94          1.73          0.89          2.02         (0.70)
                                            ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS....        0.57           2.27          2.11          1.25          2.42         (0.32)
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................       (0.16)         (0.32)        (0.40)        (0.35)        (0.40)        (0.36)
  Dividends from net realized gains.....       (0.10)         (0.47)        (1.51)        (1.14)        (0.25)        (0.10)
                                            ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS.................       (0.26)         (0.79)        (1.91)        (1.49)        (0.65)        (0.46)
                                            ---------     ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE...............        0.31           1.48          0.20         (0.24)         1.77         (0.78)
                                            ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD..........    $  14.05      $   13.74     $   12.26     $   12.06     $   12.30     $   10.53
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total return............................        4.20%(5)      19.01%        17.93%        10.56%        23.28%        (2.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...    $291,573       $280,056      $231,180      $204,285      $193,302      $161,105
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses....................        0.71%(4)       0.68%         0.71%         0.68%         0.65%(3)      0.69%
  Net investment income.................        2.37%(4)       2.58%         2.92%         2.93%         3.44%         3.44%
Portfolio turnover rate.................          36%(5)        110%          181%          229%          223%          171%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                         PHOENIX-GOODWIN GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------  -----------------
COMMON STOCKS--92.9%
AIRLINES--0.5%
  Southwest Airlines Co................................     289,000  $       8,995,125
                                                                     -----------------
BANKS (MAJOR REGIONAL)--3.7%
  Mellon Bank Corp.....................................     407,600         14,826,450
  Wells Fargo Co.......................................   1,334,500         57,049,875
                                                                     -----------------
                                                                            71,876,325
                                                                     -----------------
BEVERAGES (NON-ALCOHOLIC)--0.4%
  Coca-Cola Co. (The)..................................     147,050          8,377,983
                                                                     -----------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.4%
  AT&T Corp. - Liberty Media Group Class A (b).........     993,400         36,507,450
  CBS Corp. (b)........................................     408,500         17,744,219
  Clear Channel Communications, Inc. (b)...............     186,800         12,877,525
                                                                     -----------------
                                                                            67,129,194
                                                                     -----------------
CHEMICALS--1.0%
  Du Pont (E.I.) de Nemours & Co.......................     293,000         20,015,562
                                                                     -----------------
CHEMICALS (DIVERSIFIED)--0.4%
  Monsanto Co..........................................     209,450          8,260,184
                                                                     -----------------
COMMUNICATIONS EQUIPMENT--4.8%
  Lucent Technologies, Inc.............................     950,100         64,072,369
  Tellabs, Inc. (b)....................................     451,400         30,497,712
                                                                     -----------------
                                                                            94,570,081
                                                                     -----------------
COMPUTERS (HARDWARE)--4.4%
  Dell Computer Corp. (b)..............................     531,300         19,658,100
  International Business Machines Corp.................     351,400         45,418,450
  Sun Microsystems, Inc. (b)...........................     312,750         21,540,656
                                                                     -----------------
                                                                            86,617,206
                                                                     -----------------
COMPUTERS (NETWORKING)--2.8%
  Cisco Systems, Inc. (b)..............................     852,150         54,963,675
                                                                     -----------------
COMPUTERS (PERIPHERALS)--1.9%
  EMC Corp. (b)........................................     685,650         37,710,750
                                                                     -----------------
COMPUTERS (SOFTWARE & SERVICES)--7.7%
  America Online, Inc. (b).............................     281,600         31,116,800
  BMC Software, Inc. (b)...............................     188,850         10,197,900
  Compuware Corp. (b)..................................     244,900          7,790,881
  Microsoft Corp. (b)..................................   1,035,400         93,380,137
  Yahoo!, Inc. (b).....................................      57,550          9,912,987
                                                                     -----------------
                                                                           152,398,705
                                                                     -----------------
CONSUMER FINANCE--2.4%
  Capital One Financial Corp...........................     646,800         36,018,675
  MBNA Corp............................................     353,000         10,810,625
                                                                     -----------------
                                                                            46,829,300
                                                                     -----------------
DISTRIBUTORS (FOOD & HEALTH)--0.8%
  Cardinal Health, Inc.................................     241,350         15,476,569
                                                                     -----------------
ELECTRICAL EQUIPMENT--2.9%
  General Electric Co..................................     508,750         57,488,750
                                                                     -----------------
ELECTRONICS (SEMICONDUCTORS)--5.8%
  Intel Corp...........................................   1,028,400         61,189,800
  Texas Instruments, Inc...............................     371,450         53,860,250
                                                                     -----------------
                                                                           115,050,050
                                                                     -----------------
ENTERTAINMENT--1.4%
  Time Warner, Inc.....................................     215,000         15,802,500
  Walt Disney Co. (The)................................     376,000         11,585,500
                                                                     -----------------
                                                                            27,388,000
                                                                     -----------------
EQUIPMENT (SEMICONDUCTOR)--0.1%
  Applied Materials, Inc. (b)..........................      16,000          1,182,000
                                                                     -----------------

                                                           SHARES          VALUE
                                                         ----------  -----------------
FINANCIAL (DIVERSIFIED)--6.5%
  American Express Co..................................      73,500  $       9,564,187
  Citigroup, Inc.......................................   1,067,975         50,728,813
  Freddie Mac..........................................     323,950         18,789,100
  Morgan Stanley Dean Witter & Co......................     484,650         49,676,625
                                                                     -----------------
                                                                           128,758,725
                                                                     -----------------
HEALTH CARE (DIVERSIFIED)--1.9%
  Bristol-Myers Squibb Co..............................     246,200         17,341,713
  Warner-Lambert Co....................................     296,000         20,535,000
                                                                     -----------------
                                                                            37,876,713
                                                                     -----------------
HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS)--5.4%
  Lilly (Eli) & Co.....................................     181,000         12,964,125
  Merck & Co., Inc.....................................     277,250         20,516,500
  Pfizer, Inc..........................................     562,700         61,756,325
  Schering-Plough Corp.................................     205,250         10,878,250
                                                                     -----------------
                                                                           106,115,200
                                                                     -----------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
  Medtronic, Inc.......................................     542,600         42,254,975
                                                                     -----------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.5%
  Colgate-Palmolive Co.................................      90,000          8,887,500
  Procter & Gamble Co. (The)...........................     231,900         20,697,075
                                                                     -----------------
                                                                            29,584,575
                                                                     -----------------
INSURANCE (MULTI-LINE)--2.0%
  American International Group, Inc....................     335,650         39,292,028
                                                                     -----------------
INSURANCE (PROPERTY-CASUALTY)--0.5%
  Progressive Corp. (The)..............................      68,000          9,860,000
                                                                     -----------------
INVESTMENT BANKING/BROKERAGE--1.1%
  Merrill Lynch & Co., Inc.............................     262,550         20,987,591
                                                                     -----------------
LODGING-HOTELS--1.1%
  Carnival Corp........................................     445,900         21,626,150
                                                                     -----------------
MANUFACTURING (DIVERSIFIED)--3.9%
  AlliedSignal, Inc....................................      80,600          5,077,800
  Illinios Tool Works, Inc.............................      74,000          6,068,000
  Minnesota Mining & Manufacturing Co..................      64,000          5,564,000
  Tyco International Ltd...............................     419,600         39,757,100
  United Technologies Corp.............................     294,000         21,076,125
                                                                     -----------------
                                                                            77,543,025
                                                                     -----------------
PERSONAL CARE--0.9%
  Avon Products, Inc...................................     190,000         10,545,000
  Gillette Co. (The)...................................     183,150          7,509,150
                                                                     -----------------
                                                                            18,054,150
                                                                     -----------------
RAILROADS--0.3%
  Kansas City Southern Industries, Inc.................     100,000          6,381,250
                                                                     -----------------
RESTAURANTS--0.5%
  McDonald's Corp......................................     247,000         10,204,188
                                                                     -----------------
RETAIL (BUILDING SUPPLIES)--2.9%
  Home Depot, Inc. (The)...............................     598,700         38,578,731
  Lowe's Companies, Inc................................     338,450         19,185,884
                                                                     -----------------
                                                                            57,764,615
                                                                     -----------------
RETAIL (DEPARTMENT STORES)--0.6%
  Kohl's Corp. (b).....................................     142,250         10,979,922
                                                                     -----------------
RETAIL (DRUG STORES)--1.2%
  Walgreen Co..........................................     798,000         23,441,250
                                                                     -----------------
RETAIL (GENERAL MERCHANDISE)--4.2%
  Costco Companies, Inc. (b)...........................     127,500         10,207,969
  Dayton Hudson Corp...................................     288,100         18,726,500
  Wal-Mart Stores, Inc.................................   1,110,200         53,567,150
                                                                     -----------------
                                                                            82,501,619
                                                                     -----------------

                       See Notes to Financial Statements

                         PHOENIX-GOODWIN GROWTH SERIES

                                                           SHARES          VALUE
                                                         ----------  -----------------
RETAIL (SPECIALTY)--1.4%
  Staples, Inc. (b)....................................     856,825  $      26,508,023
                                                                     -----------------
RETAIL (SPECIALTY-APPAREL)--0.6%
  Gap, Inc. (The)......................................     225,000         11,334,375
                                                                     -----------------
SERVICES (ADVERTISING/MARKETING)--1.2%
  Interpublic Group of Companies, Inc. (The)...........     269,700         23,362,763
                                                                     -----------------
SERVICES (COMMERCIAL & CONSUMER)--1.0%
  Cendant Corp. (b)....................................     990,000         20,295,000
                                                                     -----------------
SERVICES (COMPUTER SYSTEMS)--0.5%
  Electronic Data Systems Corp.........................     166,000          9,389,375
                                                                     -----------------
SERVICES (DATA PROCESSING)--0.3%
  Automatic Data Processing, Inc.......................     138,000          6,072,000
                                                                     -----------------
TELECOMMUNICATIONS (LONG DISTANCE)--6.9%
  AT&T Corp............................................     650,653         36,314,570
  MCI WorldCom, Inc. (b)...............................   1,162,794        100,290,983
                                                                     -----------------
                                                                           136,605,553
                                                                     -----------------
TOTAL COMMON STOCKS
  (Identified cost $1,383,187,711).................................      1,831,122,524
                                                                     -----------------
TOTAL LONG-TERM INVESTMENTS--92.9%
  (Identified cost $1,383,187,711).................................      1,831,122,524
                                                                     -----------------

                                               STANDARD     PAR
                                               & POOR'S    VALUE
                                                RATING     (000)
                                               --------  ----------
MEDIUM-TERM NOTES--0.1%
  Associates Corp. NA 9.125%, 4/1/00.........  A-1+      $    1,000          1,026,674
                                                                     -----------------
TOTAL MEDIUM-TERM NOTES
  (Identified cost $1,030,934).....................................          1,026,674
                                                                     -----------------
SHORT-TERM OBLIGATIONS--7.7%
COMMERCIAL PAPER--7.5%
  Exxon Imperial Funding U.S., Inc. 5.70%,
    7/1/99...................................  A-1+          25,000         25,000,000
  Koch Industries, Inc. 5.80%, 7/1/99........  A-1+           4,370          4,370,000
  Lexington Parker Capital Co. LLC 5.50%,
    7/1/99...................................  A-1              375            375,000

                                               STANDARD     PAR
                                               & POOR'S    VALUE
                                                RATING     (000)           VALUE
                                               --------  ----------  -----------------
COMMERCIAL PAPER--CONTINUED
  Exxon Imperial Funding U.S., Inc. 5.40%,
    7/2/99...................................  A-1+      $    3,115  $       3,114,533
  General Electric Capital Corp. 5.20%,
    7/8/99...................................  A-1+           5,555          5,549,383
  Donnelley (R.R.) & Sons & Co. 5.13%,
    7/9/99...................................  A-1           11,390         11,377,015
  Greenwich Funding Corp. 4.90%, 7/9/99......  A-1+           2,600          2,597,169
  Kimberly-Clark Corp. 5.02%, 7/12/99........  A-1+           9,655          9,640,190
  General Electric Capital Corp. 5%,
    7/14/99..................................  A-1+           5,135          5,125,729
  General Electric Capital Corp. 5.03%,
    7/15/99..................................  A-1+          14,010         13,982,595
  Ford Motor Credit Co. 4.89%, 7/19/99.......  A-1            5,000          4,987,775
  Kimberly-Clark Corp. 4.99%, 7/19/99........  A-1+          10,185         10,159,588
  General Electric Capital Corp. 4.90%,
    7/22/99..................................  A-1+           5,200          5,185,137
  Warner-Lambert Co. 5.17%, 7/22/99..........  A-1+           4,500          4,486,429
  Albertson's, Inc. 5.03%, 7/27/99...........  A-1           15,000         14,945,508
  Ameritech Capital Funding Corp. 5.08%,
    7/27/99..................................  A-1+          12,000         11,955,973
  Private Export Funding Corp. 4.85%,
    7/28/99..................................  A-1+           3,481          3,466,228
  Albertson's, Inc. 5.04%, 7/29/99...........  A-1            2,000          1,992,160
  Private Export Funding Corp. 4.86%,
    7/30/99..................................  A-1+           2,500          2,489,897
  Receivables Capital Corp. 5.07%, 8/20/99...  A-1+           2,814          2,795,278
  BellSouth Telecommunications, Inc. 5.17%,
    8/27/99..................................  A-1+           2,435          2,415,068
  Preferred Receivables Funding Corp. 5.28%,
    9/24/99..................................  A-1            2,865          2,828,443
                                                                     -----------------
                                                                           148,839,098
                                                                     -----------------
FEDERAL AGENCY SECURITIES--0.2%
  Fannie Mae 4.87%, 8/24/99..................                 3,399          3,373,756
                                                                     -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $152,212,854)...................................        152,212,854
                                                                     -----------------
TOTAL INVESTMENTS--100.7%
  (Identified cost $1,536,431,499).................................      1,984,362,052(a)
  Cash and receivables, less liabilities--(0.7%)...................        (14,153,159)
                                                                     -----------------
NET ASSETS--100.0%.................................................  $   1,970,208,893
                                                                     -----------------
                                                                     -----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $466,361,558 and gross depreciation of $20,507,268 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $1,538,507,762.
(b)  Non-income producing.

                       See Notes to Financial Statements

                         PHOENIX-GOODWIN GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $1,536,431,499)...........................................  $ 1,984,362,052
Cash........................................................            1,119
Receivables
  Investment securities sold................................       27,753,742
  Fund shares sold..........................................          715,041
  Dividends and interest....................................          677,252
Prepaid expenses............................................           36,887
                                                              ---------------
    Total assets............................................    2,013,546,093
                                                              ---------------
LIABILITIES
Payables
  Investment securities purchased...........................       38,553,342
  Fund shares repurchased...................................        3,552,407
  Investment advisory fee...................................          958,745
  Financial agent fee.......................................           44,159
  Trustees' fee.............................................            5,880
Accrued expenses............................................          222,667
                                                              ---------------
    Total liabilities.......................................       43,337,200
                                                              ---------------
NET ASSETS..................................................  $ 1,970,208,893
                                                              ---------------
                                                              ---------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 1,321,135,961
  Undistributed net investment income.......................        1,013,265
  Accumulated net realized gain.............................      200,129,114
  Net unrealized appreciation...............................      447,930,553
                                                              ---------------
NET ASSETS..................................................  $ 1,970,208,893
                                                              ---------------
                                                              ---------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       77,956,799
                                                              ---------------
                                                              ---------------
Net asset value and offering price per share................  $         25.27
                                                                      -------
                                                                      -------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   6,294,361
  Interest..................................................      2,244,356
  Foreign taxes withheld....................................        (31,899)
                                                              -------------
    Total investment income.................................      8,506,818
                                                              -------------
EXPENSES
  Investment advisory fee...................................      5,856,598
  Financial agent fee.......................................        263,584
  Custodian.................................................        144,136
  Printing..................................................        112,375
  Professional..............................................         40,063
  Trustees..................................................          8,428
  Miscellaneous.............................................         31,310
                                                              -------------
    Total expenses..........................................      6,456,494
                                                              -------------
NET INVESTMENT INCOME.......................................      2,050,324
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................    198,442,938
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (67,756,227)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................    130,686,711
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 132,737,035
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                         PHOENIX-GOODWIN GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                           ENDED
                                                                                          6/30/99         YEAR ENDED
                                                                                        (UNAUDITED)        12/31/98
                                                                                       --------------   ---------------
FROM OPERATIONS
  Net investment income (loss).......................................................  $    2,050,324   $    2,502,083
  Net realized gain (loss)...........................................................     198,442,938       45,867,063
  Net change in unrealized appreciation (depreciation)...............................     (67,756,227)     390,908,702
                                                                                       --------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................     132,737,035      439,277,848
                                                                                       --------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..............................................................      (2,322,260)      (2,092,243)
  Net realized gains.................................................................     (25,723,528)     (67,564,709)
                                                                                       --------------   ---------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS..........................     (28,045,788)     (69,656,952)
                                                                                       --------------   ---------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (6,462,141 and 14,661,827 shares, respectively)......     158,226,030      306,260,617
  Net asset value of shares issued from reinvestment of distributions (1,125,498 and
    3,143,060 shares, respectively)..................................................      28,045,788       69,656,952
  Cost of shares repurchased (8,040,561 and 17,964,177 shares, respectively).........    (197,050,473)    (374,810,017)
                                                                                       --------------   ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS..........................     (10,778,655)       1,107,552
                                                                                       --------------   ---------------
  NET INCREASE IN NET ASSETS.........................................................      93,912,592      370,728,448
NET ASSETS
  Beginning of period................................................................   1,876,296,301    1,505,567,853
                                                                                       --------------   ---------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $1,013,265
    AND $1,285,201, RESPECTIVELY)....................................................  $1,970,208,893   $1,876,296,301
                                                                                       --------------   ---------------
                                                                                       --------------   ---------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED
                                        6/30/99                            YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)       1998          1997          1996          1995          1994
                                      -----------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of
  period............................   $  23.93       $   19.16     $   18.89     $   18.13     $   15.69     $   16.59
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       0.03            0.03          0.13          0.19          0.20          0.23(1)(3)
  Net realized and unrealized gain
    (loss)..........................       1.67            5.65          3.70          2.10          4.60          0.02
                                      -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT
      OPERATIONS....................       1.70            5.68          3.83          2.29          4.80          0.25
                                      -----------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................      (0.03)          (0.03)        (0.13)        (0.18)        (0.17)        (0.23)
  Dividends from net realized
    gains...........................      (0.33)          (0.88)        (3.43)        (1.35)        (2.19)        (0.92)
                                      -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS.............      (0.36)          (0.91)        (3.56)        (1.53)        (2.36)        (1.15)
                                      -----------     ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE...........       1.34            4.77          0.27          0.76          2.44         (0.90)
                                      -----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD......   $  25.27       $   23.93     $   19.16     $   18.89     $   18.13     $   15.69
                                      -----------     ---------     ---------     ---------     ---------     ---------
                                      -----------     ---------     ---------     ---------     ---------     ---------

Total return........................       7.21%(5)       30.01%        21.07%        12.58%        30.85%         1.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................  $1,970,209      $1,876,296    $1,505,568    $1,235,395     $985,389      $616,221
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................       0.68%(4)        0.69%         0.74%         0.72%         0.75%(2)      0.80%
  Net investment income.............       0.22%(4)        0.15%         0.64%         1.03%         1.12%         1.38%
Portfolio turnover rate.............         71%(5)         102%          284%          167%          173%          185%

(1) Includes reimbursement of operating expenses by investment adviser of $0.003 per share.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

 FACE
 VALUE                                                    INTEREST    RESET
 (000)                      DESCRIPTION                     RATE       DATE       VALUE
-------    ---------------------------------------------  --------   --------  ------------
FEDERAL AGENCY SECURITIES--VARIABLE(B)--13.2%
$ 2,500    FFCB (final maturity 6/1/00).................    4.98%      7/1/99  $  2,500,000
  4,500    FFCB (final maturity 7/24/00)................    5.04       7/1/99     4,500,000
  1,770    FHLB (final maturity 7/15/99)................    5.54      7/15/99     1,770,385
  3,500    FNMA (final maturity 9/17/99)................    4.98      9/17/99     3,499,551
    214    SBA (final maturity 1/25/21).................    5.25       7/1/99       214,231
    238    SBA (final maturity 5/25/21).................    5.25       7/7/99       238,066
  1,753    SBA (final maturity 10/25/22)................    5.25       7/1/99     1,752,067
  2,184    SBA (final maturity 2/25/23).................    5.25       7/1/99     2,183,976
  1,864    SBA (final maturity 2/25/23).................    5.25       7/1/99     1,864,320
  2,922    SBA (final maturity 9/25/23).................    5.13       7/1/99     2,919,287
  2,481    SBA (final maturity 3/25/24).................    5.13       7/1/99     2,479,381
    642    SLMA (final maturity 8/19/99)................    5.32       7/7/99       642,000
  2,500    SLMA (final maturity 11/18/99)...............    5.17       7/7/99     2,500,000
                                                                               ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE....................................    27,063,264
                                                                               ------------

  PAR                                              STANDARD
 VALUE                                             & POOR'S             MATURITY
 (000)                  DESCRIPTION                 RATING                DATE
-------    -------------------------------------  -----------           --------
COMMERCIAL PAPER--71.7%
  8,635    Cargill, Inc.........................  A-1+         5.90      7/1/99      8,635,000
  5,440    Pitney Bowes, Inc....................  A-1+         5.87      7/1/99      5,440,000
  2,125    Exxon Imperial Funding U.S., Inc.....  A-1+         5.40      7/2/99      2,124,680
  3,811    Lexington Parker Capital Co. LLC.....  A-1          5.60      7/2/99      3,810,407
  2,500    SBC Communications, Inc..............  A-1+         5.30      7/7/99      2,497,792
  2,500    Greenwich Funding Corp...............  A-1+         4.90      7/8/99      2,497,618
  3,472    Greenwich Funding Corp...............  A-1+         5.15      7/8/99      3,468,523
  2,500    Receivables Capital Corp.............  A-1+         4.87      7/8/99      2,497,633
  1,595    Donnelley (R.R.) & Sons Co...........  A-1          5.13      7/9/99      1,593,182
  2,130    Enterprise Funding Corp..............  A-1          4.95      7/9/99      2,127,657
  3,500    Ford Motor Credit Co.................  A-1+         4.84      7/9/99      3,496,236
  4,953    Albertson's, Inc.....................  A-1          5.01     7/12/99      4,945,418
  3,500    Kimberly-Clark Corp..................  A-1+         5.02     7/12/99      3,494,631
  3,400    Private Export Funding Corp..........  A-1+         4.80     7/12/99      3,395,013
  3,000    BellSouth Telecommunications, Inc....  A-1+         4.90     7/13/99      2,995,100
  2,500    Donnelly (R.R.) & Sons Co............  A-1          5.28     7/13/99      2,495,600
  2,500    General Electric Capital Corp........  A-1+         5.00     7/14/99      2,495,486
  2,200    Albertson's, Inc.....................  A-1          5.30     7/15/99      2,195,466
  2,500    Greenwich Funding Corp...............  A-1+         5.05     7/15/99      2,495,090
  1,538    Kimberly-Clark Corp..................  A-1+         5.05     7/15/99      1,534,980
  3,500    Coca-Cola Co.........................  A-1+         5.05     7/16/99      3,492,635
  2,348    AlliedSignal, Inc....................  A-1          4.85     7/19/99      2,342,307
  3,500    Kimberly-Clark Corp..................  A-1+         4.99     7/19/99      3,491,267
    690    Shell Oil Co.........................  A-1+         5.05     7/19/99        688,258
  4,470    Ford Motor Credit Co.................  A-1+         4.89     7/20/99      4,458,464
  2,100    Coca-Cola Co.........................  A-1+         5.10     7/21/99      2,094,050
  3,000    Lexington Parker Capital Co. LLC.....  A-1          5.05     7/21/99      2,991,583
  2,500    Warner-Lambert Co....................  A-1+         5.17     7/22/99      2,492,460
  2,810    BellSouth Telecommunications, Inc....  A-1+         5.17     7/23/99      2,801,122
  3,500    Ameritech Corp.......................  A-1+         5.08     7/27/99      3,487,159
    530    Schering-Plough Corp.................  A-1+         5.23     7/27/99        527,998
  3,000    Bavaria Universal Funding Corp.......  A-1+         5.22     7/28/99      2,988,255
           Private Export Funding Corp. 4.85%,
  3,500    7/28/99..............................  A-1+         4.85     7/28/99      3,487,269
  3,000    Albertson's, Inc.....................  A-1          5.04     7/29/99      2,988,240
  2,445    Heinz (H.J.) Co......................  A-1          4.90     7/30/99      2,435,349
           Private Export Funding Corp. 4.86%,
  2,500    7/30/99..............................  A-1+         4.86     7/30/99      2,490,213
  3,982    Receivables Capital Corp.............  A-1+         5.06     8/13/99      3,957,933
  1,835    Lexington Parker Capital Co. LLC.....  A-1          4.90     8/20/99      1,822,512
  2,500    Receivables Capital Corp.............  A-1+         5.07     8/20/99      2,482,396
  1,000    Enterprise Funding Corp..............  A-1+         4.84     8/26/99        992,471
  3,500    Enterprise Funding Corp..............  A-1+         5.25     8/26/99      3,471,417
  3,500    BellSouth Telecommunications, Inc....  A-1+         5.17     8/27/99      3,471,350
  3,500    Exxon Imperial Funding U.S., Inc.....  A-1+         5.15     8/30/99      3,469,958
  1,624    Lexington Parker Capital Co. LLC.....  A-1          4.87      9/3/99      1,609,940

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

  PAR                                              STANDARD
 VALUE                                             & POOR'S    INTEREST MATURITY
 (000)                  DESCRIPTION                 RATING      RATE      DATE       VALUE
-------    -------------------------------------  -----------  ------   --------  ------------
COMMERCIAL PAPER--CONTINUED
$   500    Beta Finance, Inc....................  A-1+         4.83%     9/8/99   $    495,371
  2,500    American Home Products Corp..........  A-1          5.10     9/13/99      2,473,792
           Preferred Receivables Funding
  2,500    Corp.................................  A-1          4.85     9/13/99      2,475,076
           Preferred Receivables Funding
  2,500    Corp.................................  A-1          4.87     9/13/99      2,474,974
  1,261    Enterprise Funding Corp..............  A-1          4.87     9/17/99      1,247,694
           Preferred Receivables Funding
  3,500    Corp.................................  A-1          5.28     9/24/99      3,456,367
  3,000    General Electric Capital Corp........  A-1+         4.94      2/4/00      2,910,257
  2,500    Campbell Soup Co.....................  A-1+         4.85     4/13/00      2,403,337
                                                                                  ------------
TOTAL COMMERCIAL PAPER..........................................................   146,706,986
                                                                                  ------------
MEDIUM-TERM NOTES(C)--5.7%
           Associates Corporation of North
  1,000    America..............................  AA-          6.68     9/17/99      1,003,242
           Associates Corporation of North
    600    America..............................  AA-          6.75     10/15/99       603,087
  2,500    Beta Finance, Inc....................  AAA          5.35      3/9/00      2,500,000
           Associates Corporation of North
  2,500    America..............................  AA-          4.81     3/20/00      2,498,829
           Associates Corporation of North
  2,500    America..............................  AA-          9.13      4/1/00      2,570,870
  2,500    Dupont (E.I.) de Nemours & Co........  AA-          5.08      4/3/00      2,498,695
                                                                                  ------------
TOTAL MEDIUM-TERM NOTES.........................................................    11,674,723
                                                                                  ------------
CERTIFICATES OF DEPOSIT(C)--9.8%
  2,500    Canadian Imperial Holdings, Inc......  AA-          6.48     1/24/00      2,520,042
  2,500    Deutsche Bank Financial, Inc.........  AA           4.97      2/2/00      2,498,074
  2,500    Canadian Imperial Holdings, Inc......  AA-          5.01      2/7/00      2,499,708
  2,500    Deutsche Bank Financial, Inc.........  AA           5.10     2/17/00      2,499,543
  2,500    Canadian Imperial Holdings, Inc......  AA-          5.12     2/23/00      2,499,374
    450    Canadian Imperial Holdings, Inc......  AA-          5.27      3/3/00        448,902
  3,000    Deutsche Bank Financial, Inc.........  AA           5.19     3/13/00      2,999,083
  3,500    ABN AMRO Bank (b)....................  AA           4.88     4/20/00      3,498,337
    550    Deutsche Bank Financial, Inc.........  AA           5.25     5/18/00        547,755
                                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT...................................................    20,010,818
                                                                                  ------------
TOTAL INVESTMENTS--100.4%
  (Identified cost $205,455,791)................................................   205,455,791(a)
  Cash and receivables, less liabilities--(0.4%)................................      (830,974)
                                                                                  ------------
NET ASSETS--100.0%..............................................................  $204,624,817
                                                                                  ------------
                                                                                  ------------

(a) Federal Income Tax Information: At June 30, 1999, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) The interest rate shown is the coupon rate.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $205,455,791).............................................  $ 205,455,791
Cash........................................................          5,111
Receivables
  Fund shares sold..........................................        744,015
  Interest..................................................        716,661
Prepaid expenses............................................          3,880
                                                              -------------
    Total assets............................................    206,925,458
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................      2,158,479
  Investment advisory fee...................................         88,534
  Financial agent fee.......................................         16,135
  Trustees' fee.............................................          7,369
Accrued expenses............................................         30,124
                                                              -------------
    Total liabilities.......................................      2,300,641
                                                              -------------
NET ASSETS..................................................  $ 204,624,817
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 204,624,817
                                                              -------------
NET ASSETS..................................................  $ 204,624,817
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     20,462,504
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       10.00
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   4,980,228
                                                              -------------
    Total investment income.................................      4,980,228
                                                              -------------
EXPENSES
  Investment advisory fee...................................        394,119
  Financial agent fee.......................................         98,235
  Custodian.................................................         16,080
  Printing..................................................         16,163
  Professional..............................................         15,961
  Trustees..................................................          9,917
  Miscellaneous.............................................          4,224
                                                              -------------
    Total expenses..........................................        554,699
    Less expense borne by investment adviser................        (13,786)
                                                              -------------
    Net expenses............................................        540,913
                                                              -------------
NET INVESTMENT INCOME.......................................      4,439,315
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   4,439,315
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                  6/30/99            YEAR ENDED
                                                                                (UNAUDITED)           12/31/98
                                                                             -----------------   ------------------
FROM OPERATIONS
  Net investment income (loss).............................................  $      4,439,315    $       7,055,194
                                                                             -----------------   ------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........         4,439,315            7,055,194
                                                                             -----------------   ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income....................................................        (4,439,315)          (7,055,197)
                                                                             -----------------   ------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS................        (4,439,315)          (7,055,197)
                                                                             -----------------   ------------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (25,229,342 and 47,209,211 shares,
    respectively)..........................................................       252,293,420          472,092,185
  Net asset value of shares issued from reinvestment of distributions
    (443,931 and 705,519 shares, respectively).............................         4,439,315            7,055,197
  Cost of shares repurchased (24,891,913 and 40,894,255 shares,
    respectively)..........................................................      (248,919,139)        (408,942,852)
                                                                             -----------------   ------------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS............         7,813,596           70,204,530
                                                                             -----------------   ------------------
  NET INCREASE (DECREASE) IN NET ASSETS....................................         7,813,596           70,204,527
NET ASSETS
  Beginning of period......................................................       196,811,221          126,606,694
                                                                             -----------------   ------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0
    AND $3, RESPECTIVELY)..................................................  $    204,624,817    $     196,811,221
                                                                             -----------------   ------------------
                                                                             -----------------   ------------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                       SIX MONTHS
                                         ENDED
                                        6/30/99                              YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)           1998        1997        1996        1995            1994
                                     --------------       ---------   ---------   ---------   ---------       ---------
Net asset value, beginning of
  period...........................       $  10.00        $   10.00   $   10.00   $   10.00   $   10.00       $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....           0.22(1)          0.50        0.50        0.50        0.56            0.38(1)
                                           -------        ---------   ---------   ---------   ---------       ---------
    TOTAL FROM INVESTMENT
      OPERATIONS...................           0.22             0.50        0.50        0.50        0.56            0.38
                                           -------        ---------   ---------   ---------   ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................          (0.22)           (0.50)      (0.50)      (0.50)      (0.56)          (0.38)
                                           -------        ---------   ---------   ---------   ---------       ---------
    TOTAL DISTRIBUTIONS............          (0.22)           (0.50)      (0.50)      (0.50)      (0.56)          (0.38)
                                           -------        ---------   ---------   ---------   ---------       ---------
NET ASSET VALUE, END OF PERIOD.....       $  10.00        $   10.00   $   10.00   $   10.00   $   10.00       $   10.00
                                           -------        ---------   ---------   ---------   ---------       ---------
                                           -------        ---------   ---------   ---------   ---------       ---------

Total return.......................           2.26%(4)         5.09%       4.99%       4.98%       5.55%           3.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................       $204,625         $196,811    $126,607    $131,361    $102,943         $94,586
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses...............           0.55%(3)         0.55%       0.55%       0.55%       0.53%(2)        0.55%
  Net investment income............           4.50%(3)         4.99%       5.07%       4.89%       5.57%           3.85%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 and $0.003 per share, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                          PAR
                                               MOODY'S   VALUE
                                               RATING    (000)        VALUE
                                               -------  -------  ---------------
U.S. GOVERNMENT SECURITIES--5.0%
U.S. TREASURY BONDS--2.6%
  U.S. Treasury Bonds 5.25%, 2/15/29.........  Aaa      $ 5,250  $     4,710,613
                                                                 ---------------
U.S. TREASURY NOTES--2.4%
  U.S. Treasury Notes 5.50%, 5/15/09.........  Aaa        4,350        4,256,274
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $8,963,755).................................        8,966,887
                                                                 ---------------
AGENCY MORTGAGE-BACKED SECURITIES--0.7%
  GNMA 8%, 9/15/06...........................  Aaa            5            5,226
  GNMA 8%, 10/15/06..........................  Aaa          112          116,399
  GNMA 6.50%, '23-'26........................  Aaa        1,180        1,142,308
                                                                 ---------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,283,877).................................        1,263,933
                                                                 ---------------
MUNICIPAL BONDS--12.3%
CALIFORNIA--2.4%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29..................................  Aaa        1,750        1,585,937
  Orange County Pension Obligation Revenue
    Taxable Series A 7.67%, 9/1/09...........  Aaa        2,620        2,777,200
                                                                 ---------------
                                                                       4,363,137
                                                                 ---------------
CONNECTICUT--1.7%
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 144A 6.91%, 9/1/12 (b)..  Aaa        1,100        1,075,250
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 144A 6.57%, 9/1/13 (b)..  Aaa        2,140        2,024,975
                                                                 ---------------
                                                                       3,100,225
                                                                 ---------------
FLORIDA--2.4%
  Palm Beach County Solid Waste Industrial
    Development Project B Revenue Taxable
    10.50%, 1/1/11 (e)(f)....................  NR         1,500          750,000
  Tampa Solid Waste System Revenue Taxable
    Series A 6.46%, 10/1/09..................  Aaa        2,250        2,185,312
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20...........  Aaa        1,310        1,331,288
                                                                 ---------------
                                                                       4,266,600
                                                                 ---------------
ILLINOIS--2.4%
  Illinois Educational Facilities
    Authority-Loyola University Revenue
    Taxable Series A 7.84%, 7/1/24...........  Aaa        1,600        1,650,000
  Illinois Educational Facilities
    Authority-Loyola University Revenue
    Taxable Series C 7.12%, 7/1/11...........  Aaa        1,330        1,351,613
  Illinois Educational Facilities
    Authority-Loyola University Revenue
    Series A 5.70%, 7/1/24...................  Aaa        1,200        1,228,500
                                                                 ---------------
                                                                       4,230,113
                                                                 ---------------
MASSACHUSETTS--0.8%
  Massachusetts Port Authority Revenue
    Taxable Series C 6.35%, 7/1/06...........  Aa         1,500        1,470,000
                                                                 ---------------
PENNSYLVANIA--1.8%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement
    Systems Revenue Taxable 6.35%, 4/15/28
    .........................................  Aaa        1,500        1,316,250

                                                          PAR
                                               MOODY'S   VALUE
                                               RATING    (000)        VALUE
                                               -------  -------  ---------------
PENNSYLVANIA--CONTINUED

  Pittsburgh Pension General Obligation
    Taxable Series B 6.35%, 3/1/13...........  Aaa      $ 2,000  $     1,902,500
                                                                 ---------------
                                                                       3,218,750
                                                                 ---------------
TEXAS--0.8%
  Texas State University System Revenue
    6.16%, 3/15/06...........................  Aaa        1,495        1,453,888
                                                                 ---------------
TOTAL MUNICIPAL BONDS
  (Identified cost $23,233,843)................................       22,102,713
                                                                 ---------------
ASSET-BACKED SECURITIES--8.0%
  ContiMortgage Home Equity Loan Trust 98-1,
    B 7.86%, 4/15/29.........................  Baa        4,000        3,784,375
  Continental Airlines, Inc. Series 97-2D
    7.522%, 6/30/01..........................  Ba         1,398        1,394,357
  Green Tree Financial Corp. 94-1, B2 7.85%,
    4/15/19..................................  Baa        3,000        2,848,590
  Green Tree Financial Corp. 97-4, M1 7.22%,
    2/15/29..................................  Aa         2,500        2,472,657
  IMC Home Equity Loan Trust 98-1, B 7.87%
    6/20/29..................................  Baa        2,000        1,862,188
  Team Fleet Financing Corp. 96-1, B 144A
    7.10%, 12/15/02 (b)......................  BBB(c)     1,975        1,945,066
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $15,028,863)................................       14,307,233
                                                                 ---------------
CORPORATE BONDS--17.0%
AIRLINES--1.0%
  US Airways, Inc. Series 98-1 Class A 6.85%,
    1/30/18..................................  A          1,860        1,746,075
                                                                 ---------------
AUTOMOBILES--1.4%
  Titan Tire Corp. 7%, 2/11/00...............  NR         2,500        2,481,250
                                                                 ---------------
BANKS (MAJOR REGIONAL)--1.3%
  BNP U.S. Funding LLC Series A 144A, 7.738%,
    12/31/49 (b)(d)..........................  A          2,500        2,347,057
                                                                 ---------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.2%
  Poland Communications, Inc. Series B
    9.875%, 11/1/03..........................  B          2,200        2,211,000
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--0.6%
  Metromedia Fiber Network, Inc. 10%,
    11/15/08.................................  B          1,140        1,174,200
                                                                 ---------------
COMPUTERS (SOFTWARE & SERVICES)--1.0%
  ICG Holdings, Inc. 0%, 9/15/05 (d).........  NR         1,150        1,035,000
  PSINet, Inc. 11.50%, 11/1/08...............  B            740          777,000
                                                                 ---------------
                                                                       1,812,000
                                                                 ---------------
ENTERTAINMENT--1.1%
  SFX Entertainment, Inc. 9.125%, 12/1/08....  B          2,000        1,960,000
                                                                 ---------------
HOMEBUILDING--1.0%
  Lennar Corp. 7.625%, 3/1/09................  Ba         2,000        1,887,500
                                                                 ---------------
INSURANCE (MULTI-LINE)--0.8%
  Willis Corroon Corp. 144A 9%, 2/1/09 (b)...  Ba         1,500        1,455,000
                                                                 ---------------
LEISURE TIME (PRODUCTS)--1.0%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07.........................  B          1,900        1,843,000
                                                                 ---------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.0%
  Benton Oil & Gas Co. 11.625%, 5/1/03.......  B          1,000          720,000
  Benton Oil & Gas Co. 9.375%, 11/1/07.......  B          1,500        1,108,125
                                                                 ---------------
                                                                       1,828,125
                                                                 ---------------

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                               MOODY'S   VALUE
                                               RATING    (000)        VALUE
                                               -------  -------  ---------------
PAPER & FOREST PRODUCTS--0.9%
  S.D. Warren Co. PIK 14%, 12/15/06..........  NR       $ 1,390  $     1,585,169
                                                                 ---------------
SERVICES (COMMERCIAL & CONSUMER)--0.6%
  ARA Services, Inc. 10.625%, 8/1/00.........  Baa           54           56,565
  Fisher Scientific International, Inc. 9%,
    2/1/08...................................  B          1,000          950,000
                                                                 ---------------
                                                                       1,006,565
                                                                 ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.2%
  EchoStar DBS Corp. 144A 9.375%, 2/1/09
    (b)......................................  B          2,000        2,045,000
  Interamericas Communications Corp. 14%,
    10/27/07.................................  NR         1,830        1,253,550
  RCN Corp. Series B 0%, 2/15/08 (d).........  B          1,000          635,000
                                                                 ---------------
                                                                       3,933,550
                                                                 ---------------
TELEPHONE--0.4%
  Pathnet, Inc. 12.25%, 4/15/08..............  NR         1,175          681,500
                                                                 ---------------
TEXTILES (APPAREL)--1.4%
  Collins & Aikman Corp. 11.50%, 4/15/06.....  B          2,390        2,437,800
                                                                 ---------------
TRUCKERS--0.1%
  Hvide Marine, Inc. 8.375%, 2/15/08.........  Caa          300          138,000
                                                                 ---------------
TOTAL CORPORATE BONDS
  (Identified cost $32,513,127)................................       30,527,791
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--20.8%
  CS First Boston Mortgage Securities Corp.
    144A 7.077%, 2/20/07 (b).................  A(c)       2,000        1,925,625
  CS First Boston Mortgage Securities Corp.
    97-1R, 1M4 144A 7.251%, 2/28/22 (b)......  Baa        2,579        2,492,258
  Commercial Mortgage Asset Trust 99-C1 D
    7.35%, 10/17/13..........................  Baa        1,750        1,565,891
  DLJ Mortgage Acceptance Corp. 97-CF2, B2
    144A 7.14%, 11/15/08 (b).................  Baa        2,200        2,002,000
  First Chicago/Lennar Trust 97-CHL1, D 144A
    8.055%, 5/29/08 (b)......................  BB(c)      2,000        1,651,875
  First Union - Lehman Brothers - Bank of
    America 98-C2, A2 6.56%, 11/18/08........  Aaa        3,000        2,924,139
  G.E. Capital Mortgage Services, Inc. 96-8,
    2A5 7.50%, 5/25/26.......................  AAA(c)     1,184        1,186,593
  General Growth Properties Series 1, A2 144A
    6.602%, 11/15/07 (b).....................  Aaa        2,000        1,960,760
  IMPAC CMB Trust 98-2, M3 7.25%, 4/25/28....  A(c)         723          723,260
  LB Commercial Conduit Mortgage Trust 98-C4,
    A1B 6.21%, 10/15/08......................  Aaa        2,250        2,140,416
  Merrill Lynch Mortgage Investors, Inc.
    96-C2, C 6.96%, 11/21/28.................  A(c)       3,607        3,566,421
  Morgan Stanley Capital I 98-WF2, C 6.77%,
    6/15/08..................................  A(c)       1,700        1,657,500
  Nationslink Funding Corp. 99-1, A2 6.316%,
    11/20/08.................................  Aaa        2,100        2,011,742
  Norwest Asset Securities Corp. 99-5, B3
    6.25%, 3/25/14...........................  BBB(c)     1,554        1,405,615
  Norwest Asset Securities Corp. 99-10, B1
    6.25%, 4/25/14...........................  AA(c)      1,708        1,625,656
  Norwest Asset Securities Corp. 99-10, B3
    6.25%, 4/25/14...........................  BBB(c)       891          806,957
  Residential Asset Securitization Trust
    96-A4, A13 7.50%, 9/25/26................  AAA(c)     1,000        1,010,000
  Residential Asset Securitization Trust
    96-A8, A1 8%, 12/25/26...................  AAA(c)         4            3,760
  Residential Funding Mortgage Securities I
    94-S7, M3 6.50%, 3/25/24.................  BBB(c)     3,980        3,658,858
  Ryland Mortgage Securities Corp. III 92-A,
    1A 8.256%, 3/29/30.......................  A-(c)        598          596,647
  Securitized Asset Sales Inc. 95-6, B3 144A
    7%, 12/25/10 (b).........................  NR         1,227        1,148,754
                                                          PAR
                                               MOODY'S   VALUE
                                               RATING    (000)        VALUE
                                               -------  -------  ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Wilshire Funding Corp. 97-WFC1, M3 7.25%,
    8/25/27..................................  Baa      $ 1,517  $     1,366,711
                                                                 ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $38,578,807)................................       37,431,438
                                                                 ---------------
FOREIGN GOVERNMENT SECURITIES--17.6%
ARGENTINA--1.5%
  Republic of Argentina RegS 11.75%, 2/12/07
    (g)......................................  Ba         3,250        2,612,527
                                                                 ---------------
BULGARIA--1.5%
  Republic of Bulgaria FLIRB Series A Bearer
    Euro 2.50%, 7/28/12 (d)..................  B          4,430        2,705,069
                                                                 ---------------
COLOMBIA--1.3%
  Republic of Colombia 10.875%, 3/9/04.......  Baa        2,500        2,400,000
                                                                 ---------------
COSTA RICA--1.1%
  Republic of Costa Rica 144A 9.335%, 5/15/09
    (b)......................................  Ba         2,000        1,955,000
                                                                 ---------------
CROATIA--1.7%
  Croatia Series B 5.8125%, 7/31/06 (d)......  Baa        1,770        1,482,559
  Croatia Series A 5.8125%, 7/31/10 (d)......  Baa        2,000        1,600,000
                                                                 ---------------
                                                                       3,082,559
                                                                 ---------------
MEXICO--5.1%
  United Mexican States Global Bond 11.375%,
    9/15/16..................................  Ba         2,750        2,954,531
  United Mexican States Global Bond 11.50%,
    5/15/26..................................  Ba         5,600        6,258,000
                                                                 ---------------
                                                                       9,212,531
                                                                 ---------------
PANAMA--1.9%
  Republic of Panama 8.875%, 9/30/27.........  Ba            45           37,553
  Republic of Panama 9.375%, 4/1/29..........  Ba         3,500        3,342,500
                                                                 ---------------
                                                                       3,380,053
                                                                 ---------------
PHILIPPINES--1.3%
  Republic of Philippines 9.875% 1/15/19.....  Ba         2,375        2,336,406
                                                                 ---------------
POLAND--2.2%
  Poland Bearer PDI 5%, 10/27/14 (d).........  Baa        4,400        3,916,000
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $32,751,674)................................       31,600,145
                                                                 ---------------
FOREIGN CORPORATE BONDS--12.5%
ARGENTINA--1.6%
  Compania de Radiocomunicaciones Moviles SA
    144A 9.25%, 5/8/08 (b)...................  Ba         3,200        2,832,000
                                                                 ---------------
BERMUDA--0.3%
  AES China Generating Co. 10.125%,
    12/15/06.................................  Ba           985          625,475
                                                                 ---------------
BRAZIL--1.0%
  Globo Communicacoes e Participacoes SA 144A
    10.625%, 12/5/08 (b).....................  B          2,500        1,762,500
                                                                 ---------------
CHILE--1.8%
  Compania Sud Americana de Vapores SA RegS
    7.375%, 12/8/03..........................  BBB(c)     2,000        1,882,500
  Empresa Nacional de Electricidad SA 7.75%,
    7/15/08..................................  Baa        1,500        1,395,000
                                                                 ---------------
                                                                       3,277,500
                                                                 ---------------
GREECE--1.0%
  Fage Dairy Industries SA 9%, 2/1/07........  B          2,000        1,760,000
                                                                 ---------------
INDONESIA--0.2%
  APP Finance II Mauritius Ltd. 12%, 12/29/49
    (d)......................................  Caa          590          389,400
                                                                 ---------------

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                          PAR
                                               MOODY'S   VALUE
                                               RATING    (000)        VALUE
                                               -------  -------  ---------------
JAPAN--1.1%
  SB Treasury Co. LLC Series A 144A 9.40%,
    12/29/49 (b)(d)..........................  Baa      $ 2,000  $     1,933,426
                                                                 ---------------
MEXICO--0.8%
  Gruma SA de CV 7.625%, 10/15/07............  Ba         1,650        1,476,750
                                                                 ---------------
NETHERLANDS--2.2%
  PTC International Finance BV 0%, 7/1/07
    (d)......................................  B          5,500        4,015,000
                                                                 ---------------
POLAND--1.9%
  PDVSA Finance Ltd. 7.50%, 11/15/28.........  A          3,250        2,400,938
  TPSA Finance BV 144A 7.75%, 12/10/08 (b)...  Baa        1,125        1,096,875
                                                                 ---------------
                                                                       3,497,813
                                                                 ---------------
UNITED KINGDOM--0.6%
  Orange PLC 8.75% 6/1/06 144A (b)...........  Ba         1,000        1,000,000
                                                                 ---------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $24,121,804)................................       22,569,864
                                                                 ---------------
FOREIGN CONVERTIBLE BONDS--1.3%
CANADA--0.2%
  PLD Telekom Cv. 144A 9%, 6/1/06 (b)........  NR           600          333,750
                                                                 ---------------
RUSSIA--1.1%
  Lukinter Finance Cv. RegS 3.50%, 5/6/02 ...  CCC-(c)    2,700        2,011,500
                                                                 ---------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $4,060,275).................................        2,345,250
                                                                 ---------------

                                                        SHARES        VALUE
                                                        -------  ---------------
WARRANTS--0.1%
COMMUNICATIONS EQUIPMENT--0.0%
  Loral Space & Communications, Inc. Warrants (e).....    1,000  $         6,000
                                                                 ---------------
FOREIGN GOVERNMENT--0.0%
  Republic of Argentina Warrants (Argentina) (e)......    1,440            1,656
  Republic of Argentina Warrants (Argentina) (e)......    3,050            2,669
TELECOMMUNICATIONS (LONG DISTANCE)--0.0%
  FirstCom Corp. 144A Warrants (b)(e).................   64,050          240,187
                                                                 ---------------
TELEPHONE--0.0%
  Pathnet, Inc. 144A Warrants (b)(e)..................    1,000           10,000
                                                                 ---------------
TOTAL WARRANTS
  (Identified cost $0).........................................          260,512
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--95.3%
  (Identified cost $180,536,025)...............................      171,375,766
                                                                 ---------------

                                               STANDARD
                                                  &       PAR
                                               POOR'S    VALUE
                                               RATING    (000)
                                               -------  -------
SHORT-TERM OBLIGATIONS--1.6%
COMMERCIAL PAPER--1.6%
  CXC, Inc. 5.75%, 7/1/99....................  A-1+     $ 2,845        2,845,000
                                                                 ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,845,000).................................        2,845,000
                                                                 ---------------
TOTAL INVESTMENTS--96.9%
  (Identified cost $183,381,025)...............................      174,220,766(a)
  Cash and receivables, less liabilities--3.1%.................        5,659,980
                                                                 ---------------
NET ASSETS--100.0%.............................................  $   179,880,746
                                                                 ---------------
                                                                 ---------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,384,269 and gross depreciation of $12,196,703 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $185,033,200.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to a value of $33,237,358 or 18.5% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.
(g)  Par value represents Argentine Pesos.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $183,381,025).............................................  $ 174,220,766
Cash........................................................        684,868
Receivables
  Investment securities sold................................      4,496,444
  Interest and dividends....................................      3,311,149
  Fund shares sold..........................................         76,789
Prepaid expenses............................................          4,156
                                                              -------------
    Total assets............................................    182,794,172
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      2,682,097
  Fund shares repurchased...................................        124,034
  Financial agent fee.......................................         15,675
  Investment advisory fee...................................         12,826
  Trustees' fee.............................................          7,369
Accrued expenses............................................         71,425
                                                              -------------
    Total liabilities.......................................      2,913,426
                                                              -------------
NET ASSETS..................................................  $ 179,880,746
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 200,641,432
  Undistributed net investment income.......................      1,163,700
  Accumulated net realized loss.............................    (12,764,127)
  Net unrealized depreciation...............................     (9,160,259)
                                                              -------------
NET ASSETS..................................................  $ 179,880,746
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     19,934,097
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $        9.02
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $  7,852,009
  Dividends.................................................        92,628
                                                              ------------
    Total investment income.................................     7,944,637
                                                              ------------
EXPENSES
  Investment advisory fee...................................       458,494
  Financial agent fee.......................................        93,695
  Custodian.................................................        28,156
  Printing..................................................        26,127
  Professional..............................................        16,423
  Trustees..................................................         9,917
  Miscellaneous.............................................        10,885
                                                              ------------
    Total expenses..........................................       643,697
    Less expenses borne by investment adviser...............       (47,823)
                                                              ------------
    Net expenses............................................       595,874
                                                              ------------
NET INVESTMENT INCOME.......................................     7,348,763
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (4,705,780)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     1,457,665
                                                              ------------
NET LOSS ON INVESTMENTS.....................................    (3,248,115)
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  4,100,648
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/99         YEAR ENDED
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   7,348,763    $   15,128,640
  Net realized gain (loss)..................................     (4,705,780)       (8,037,422)
  Net change in unrealized appreciation (depreciation)......      1,457,665       (15,423,527)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      4,100,648        (8,332,309)
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (7,081,256)      (14,753,888)
  Net realized gains........................................              -        (1,233,525)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (7,081,256)      (15,987,413)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,155,046 and 8,615,846
    shares, respectively)...................................     29,085,761        85,699,046
  Net asset value of shares issued from reinvestment of
    distributions (781,113 and 1,648,116 shares,
    respectively)...........................................      7,081,256        15,987,413
  Cost of shares repurchased (4,403,346 and 8,318,291
    shares, respectively)...................................    (40,669,073)      (81,629,911)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     (4,502,056)       20,056,548
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (7,482,664)       (4,263,174)
NET ASSETS
  Beginning of period.......................................    187,363,410       191,626,584
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $1,163,700 AND $896,193,
    RESPECTIVELY)...........................................  $ 179,880,746    $  187,363,410
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED
                                        6/30/99                          YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)      1998         1997         1996         1995            1994
                                      -----------   -----------   ---------    ---------    ---------       ---------
Net asset value, beginning of
  period............................   $   9.18      $    10.38   $   10.34    $   10.22    $    8.98       $   10.27
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       0.37(1)         0.77        0.75(1)      0.79(1)      0.83(1)(2)      0.72(1)(2)
  Net realized and unrealized gain
    (loss)..........................      (0.17)          (1.17)       0.34         0.43         1.22           (1.28)
                                      -----------   -----------   ---------    ---------    ---------       ---------
    TOTAL FROM INVESTMENT
      OPERATIONS....................       0.20           (0.40)       1.09         1.22         2.05           (0.56)
                                      -----------   -----------   ---------    ---------    ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................      (0.36)          (0.74)      (0.77)       (0.78)       (0.81)          (0.73)
  Dividends from net realized
    gains...........................         --           (0.06)      (0.28)       (0.32)          --              --
                                      -----------   -----------   ---------    ---------    ---------       ---------
    TOTAL DISTRIBUTIONS.............      (0.36)          (0.80)      (1.05)       (1.10)       (0.81)          (0.73)
                                      -----------   -----------   ---------    ---------    ---------       ---------
CHANGE IN NET ASSET VALUE...........      (0.16)          (1.20)       0.04         0.12         1.24           (1.29)
                                      -----------   -----------   ---------    ---------    ---------       ---------
NET ASSET VALUE, END OF PERIOD......   $   9.02      $     9.18   $   10.38    $   10.34    $   10.22       $    8.98
                                      -----------   -----------   ---------    ---------    ---------       ---------
                                      -----------   -----------   ---------    ---------    ---------       ---------

Total return........................       2.19%(5)       (4.02)%     10.93%       12.42%       23.54%          (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................   $179,881        $187,363    $191,627     $145,044     $109,046         $74,686
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................       0.65%(4)        0.64%       0.65%        0.65%        0.65%(3)        0.66%
  Net investment income.............       8.10%(4)        7.61%       7.25%        7.80%        8.55%           7.62%
Portfolio turnover rate.............         63%(5)         160%        151%         191%         147%            181%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001, $0.001, $0.002, $0.007, and $0.006 per share, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees: if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                     STANDARD       PAR
                                                     & POOR'S      VALUE
                                                      RATING       (000)      VALUE
                                                    -----------   -------  ------------
U.S. GOVERNMENT SECURITIES--21.2%
U.S. TREASURY BONDS--1.9%
  U.S. Treasury Bonds 6.125%, 11/15/27............  AAA           $ 2,300  $  2,281,519
  U.S. Treasury Bonds 5.25%, 11/15/28.............  AAA             2,835     2,509,103
  U.S. Treasury Bonds 5.25%, 2/15/29..............  AAA             4,980     4,468,353
                                                                           ------------
                                                                              9,258,975
                                                                           ------------
U.S. TREASURY NOTES--19.3%
  U.S. Treasury Notes 5.625%, 10/31/99............  AAA               800       801,454
  U.S. Treasury Notes 5.50%, 2/29/00 (f)..........  AAA            13,500    13,533,874
  U.S. Treasury Notes 4.50%, 9/30/00..............  AAA             2,025     2,003,364
  U.S. Treasury Notes 5.75%, 11/15/00.............  AAA             4,950     4,970,964
  U.S. Treasury Notes 5%, 2/28/01.................  AAA            15,000    14,890,421
  U.S. Treasury Notes 6.25%, 6/30/02..............  AAA             1,250     1,268,353
  U.S. Treasury Notes 5.75%, 11/30/02.............  AAA             1,630     1,629,408
  U.S. Treasury Notes 5.50%, 1/31/03..............  AAA            11,960    11,856,162
  U.S. Treasury Notes 5.50%, 2/28/03..............  AAA             7,000     6,937,741
  U.S. Treasury Notes 5.75%, 4/30/03..............  AAA             2,500     2,496,379
  U.S. Treasury Notes 5.25%, 8/15/03..............  AAA             3,053     2,992,232
  U.S. Treasury Notes 4.25%, 11/15/03.............  AAA             4,000     3,765,226
  U.S. Treasury Notes 4.75%, 2/15/04..............  AAA            15,250    14,620,937
  U.S. Treasury Notes 5.625%, 5/15/08.............  AAA             3,359     3,288,990
  U.S. Treasury Notes 4.75%, 11/15/08.............  AAA             7,775     7,132,887
  U.S. Treasury Notes 5.50%, 5/15/09..............  AAA               925       905,070
                                                                           ------------
                                                                             93,093,462
                                                                           ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $104,488,063).........................................   102,352,437
                                                                           ------------
MUNICIPAL BONDS--4.0%
CALIFORNIA--1.2%
  Kern County Pension Obligation Revenue Taxable
    7.26%, 8/15/14................................  AAA             1,500     1,520,625
  Long Beach Pension Obligation Taxable 6.87%,
    9/1/06........................................  AAA               840       849,450
  San Bernardino County Pension Obligation Revenue
    Taxable 6.87%, 8/1/08.........................  AAA               410       411,537
  San Bernardino County Pension Obligation Revenue
    Taxable 6.94%, 8/1/09.........................  AAA             1,110     1,116,937
  Sonoma County Pension Obligation Revenue Taxable
    6.625%, 6/1/13................................  AAA               925       890,312
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05.......................................  AAA               975       976,219
                                                                           ------------
                                                                              5,765,080
                                                                           ------------
FLORIDA--1.3%
  Miami Beach Special Obligation Revenue Taxable
    8.60%, 9/1/21.................................  AAA             3,210     3,490,875
  Tampa Solid Waste System Revenue Taxable Series
    A 6.33%, 10/1/06..............................  Aaa(c)          2,160     2,119,500
  University of Miami Exchangeable Revenue Taxable
    Series A 7.65%, 4/1/20 (e)....................  AAA               540       548,775
                                                                           ------------
                                                                              6,159,150
                                                                           ------------
MASSACHUSETTS--0.2%
  Massachusetts Port Authority Revenue Taxable
    Series C 6.05%, 7/1/02........................  AA-               835       830,825
                                                                           ------------
NEW YORK--0.4%
  Long Island Power Authority Electrical Systems
    Revenue Series A 5.50%, 12/1/10...............  AAA               450       466,313
  New York State Dormitory Authority Revenue
    Taxable 6.90%, 4/1/03.........................  BBB+              725       732,250

                                                     STANDARD       PAR
                                                     & POOR'S      VALUE
                                                      RATING       (000)      VALUE
                                                    -----------   -------  ------------
NEW YORK--CONTINUED
  New York State Environmental Facilities Corp.
    Revenue Taxable 6.70%, 3/15/08................  AAA           $   670  $    664,975
                                                                           ------------
                                                                              1,863,538
                                                                           ------------
PENNSYLVANIA--0.2%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement Systems
    Revenue Taxable Series A 5.79%, 4/15/09.......  AAA             1,300     1,202,500
                                                                           ------------
TEXAS--0.7%
  Dallas Civic Center Revenue 5.25%,
    8/15/08.......................................  AAA               475       486,281
  Houston Water & Sewer System Revenue Refunding,
    Jr. Lien, Series D 5%, 12/1/25................  AAA               630       582,750
  Texas State General Obligation Series B 5.25%,
    10/1/08.......................................  AA                255       262,969
  Texas Water Reservoir Finance Authority Revenue
    6.62%, 8/15/10................................  AAA             2,265     2,214,038
                                                                           ------------
                                                                              3,546,038
                                                                           ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $19,735,984)..........................................    19,367,131
                                                                           ------------
ASSET-BACKED SECURITIES--1.4%
  AESOP Funding II LLC 97-1, A2 144A 6.40%,
    10/20/03 (d)..................................  AAA             2,000     1,999,718
  Capita Equipment Receivables Trust 97-1, B
    6.45%, 8/15/02................................  A+                720       719,359
  Ford Credit Auto Owner Trust 99-B, A4 5.80%,
    6/15/02.......................................  AAA               500       496,836
  Green Tree Financial Corp. 96-2, M1 7.60%,
    4/15/27.......................................  AA-             1,075     1,089,185
  Premier Auto Trust 98-3, B 6.14%, 9/8/04........  A+                500       499,328
  Triangle Funding Ltd. 98-2A, 3 144A 6.85%,
    10/15/04 (d)(e)...............................  BBB             2,000     1,995,000
                                                                           ------------
                                                                              6,799,426
                                                                           ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $6,801,722)...........................................     6,799,426
                                                                           ------------
CORPORATE BONDS--1.7%
BUILDING MATERIALS--0.2%
  Nortek, Inc. Series B 9.125%, 9/1/07............  B+                700       698,250
                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Computer Associates International, Inc. Series B
    6.375%, 4/15/05...............................  A-                635       603,250
                                                                           ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
  Tenet Healthcare Corp. 8%, 1/15/05..............  BB+             1,200     1,176,000
                                                                           ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
  Boston Scientific Corp. 6.625%, 3/15/05.........  BBB               710       678,050
                                                                           ------------
INSURANCE (MULTI-LINE)--0.1%
  Willis Corroon Corp. 144A 9%, 2/1/09 (d)........  B+                530       514,100
                                                                           ------------
MANUFACTURING (DIVERSIFIED)--0.1%
  Tyco International Group SA 6.375%, 6/15/05.....  A-                500       482,500
                                                                           ------------
METALS MINING--0.1%
  Level 3 Communications, Inc. 9.125%, 5/1/08.....  B                 400       395,000
                                                                           ------------
PAPER & FOREST PRODUCTS--0.1%
  Buckeye Technologies, Inc. 9.25%, 9/15/08.......  BB-               350       368,812
                                                                           ------------

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

                                                     STANDARD       PAR
                                                     & POOR'S      VALUE
                                                      RATING       (000)      VALUE
                                                    -----------   -------  ------------
PUBLISHING--0.1%
  Charter Communications Holdings LLC 144A 8.625%,
    4/1/09 (d)....................................  B+            $   675  $    649,688
                                                                           ------------
RETAIL (FOOD CHAINS)--0.1%
  Meyer (Fred), Inc. 7.45%, 3/1/08................  BBB-              650       661,375
                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
  Nextlink Communications, Inc. 10.75%,
    11/15/08......................................  B                 900       924,750
                                                                           ------------
TEXTILES (APPAREL)--0.2%
  Collins & Aikman Corp. 11.50%, 4/15/06..........  B                 695       708,900
                                                                           ------------
TRUCKS & PARTS--0.0%
  Cummins Engine Co., Inc. 6.45%, 3/1/05..........  BBB+              160       152,400
                                                                           ------------
TOTAL CORPORATE BONDS
  (Identified cost $8,271,453)...........................................     8,013,075
                                                                           ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--5.5%
  CS First Boston Mortgage Securities Corp. 97-C2,
    A3 6.55%, 11/17/07............................  AAA             4,200     4,091,719
  CS First Boston Mortgage Securities Corp.
    95-AEW1, B 7.182%, 11/25/27...................  AA-               237       235,883
  DLJ Commercial Mortgage Corp. 99-CG1, A1B 6.46%,
    1/10/09.......................................  Aaa(c)          3,000     2,898,750
  DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
    11/12/31......................................  Aaa(c)          4,150     3,974,273
  First Union Commercial Mortgage Trust 99-C1, A2
    6.07%, 10/15/08...............................  AAA             3,000     2,822,812
  First Union-Lehman Brothers-Bank of America
    98-C2, A2 6.56%, 11/18/08.....................  AAA             1,840     1,793,472
  First Union-Lehman Brothers Commercial Mortgage
    97-C1, B 7.43%, 4/18/07.......................  Aa(c)             850       867,840
  G.E. Capital Mortgage Services, Inc. 96-8, 1M
    7.25%, 5/25/26................................  AA                242       239,174
  LB Commercial Conduit Mortgage Trust 98-C4, A1B
    6.21%, 10/15/08...............................  AAA             4,000     3,805,183
  Lehman Large Loan 97-LLI, B 6.95%, 3/12/07......  AA                645       642,902
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05......................................  AA                450       460,266
  Residential Asset Securitization Trust 96-A8, A1
    8%, 12/25/26..................................  AAA                 2         1,880
  Residential Funding Mortgage Securities I 96-S1,
    A11 7.10%, 1/25/26............................  AAA             1,500     1,492,500
  Residential Funding Mortgage Securities I 96-S4,
    M1 7.25%, 2/25/26.............................  AA                961       957,779
  Securitized Asset Sales, Inc. 93-J, 2B 6.808%,
    11/28/23......................................  AA                904       883,380
  Structured Asset Securities Corp. 93-C1, B
    6.60%, 10/25/24...............................  A+              1,150     1,144,389
                                                                           ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $26,651,302)..........................................    26,312,202
                                                                           ------------
FOREIGN GOVERNMENT SECURITIES--3.0%
BULGARIA--0.3%
  Republic of Bulgaria FLIRB Series A Bearer
    2.50%, 7/28/12(e).............................  B(c)              810       494,606
  Republic of Bulgaria IAB Series PDI 5.875%,
    7/28/11(e)....................................  B(c)            1,600     1,105,000
                                                                           ------------
                                                                              1,599,606
                                                                           ------------
COLOMBIA--0.2%
  Republic of Colombia 10.875%, 3/9/04............  BBB-            1,000       960,000
                                                                           ------------
COSTA RICA--0.4%
  Republic of Costa Rica 144A 9.335%, 5/15/09
    (d)...........................................  BB              1,755     1,715,512
                                                                           ------------
CROATIA--0.3%
  Croatia Series B 5.813%, 7/31/06 (e)............  BBB-              885       741,280
                                                     STANDARD       PAR
                                                     & POOR'S      VALUE
                                                      RATING       (000)      VALUE
                                                    -----------   -------  ------------
CROATIA--CONTINUED
  Croatia Series A 5.813%, 7/31/10 (e)............  BBB-          $ 1,000  $    800,000
                                                                           ------------
                                                                              1,541,280
                                                                           ------------
KOREA--0.2%
  Republic of Korea 8.875%, 4/15/08...............  BBB-            1,095     1,162,069
                                                                           ------------
MEXICO--0.3%
  United Mexican States Global Bond 11.50%,
    5/15/26.......................................  BB              1,500     1,676,250
                                                                           ------------
PANAMA--0.5%
  Republic of Panama 8.875%, 9/30/27..............  BB+             1,465     1,222,542
  Republic of Panama 9.375%, 4/1/29...............  BB+             1,000       955,000
                                                                           ------------
                                                                              2,177,542
                                                                           ------------
PHILIPPINES--0.1%
  Republic of Philippines 9.875%, 1/15/19.........  BB+               250       245,938
                                                                           ------------
POLAND--0.7%
  Poland Bearer PDI 5%, 10/27/14 (e)..............  BBB             4,000     3,560,000
                                                                           ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $14,886,504)..........................................    14,638,197
                                                                           ------------
FOREIGN CORPORATE BONDS--0.7%
ARGENTINA--0.2%
  Compania de Radiocomunicaciones Moviles SA 144A
    9.25%, 5/8/08 (d).............................  BBB-              450       398,250
  Telecom Argentina-France Telecom SA EMTN WI 144A
    9.75%, 7/12/01 (d)............................  BBB-              650       651,625
                                                                           ------------
                                                                              1,049,875
                                                                           ------------
CHILE--0.1%
  Compania Sud Americana de Vapores SA RegS
    7.375%, 12/8/03...............................  BBB               140       131,775
  Petropower I Funding Trust 144A 7.36%, 2/15/14
    (d)...........................................  BBB               489       416,590
                                                                           ------------
                                                                                548,365
                                                                           ------------
JAPAN--0.3%
  IBJ Preferred Capital Co. LLC 144A 8.79%,
    12/29/49 (d)(e)...............................  Ba(c)             830       696,332
  SB Treasury Co. LLC Series A 144A 9.40%,
    12/29/49 (d)(e)...............................  BB+               830       802,372
                                                                           ------------
                                                                              1,498,704
                                                                           ------------
POLAND--0.1%
  TPSA Finance BV 144A 7.75%, 12/10/08 (d)........  BBB               355       346,125
                                                                           ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,733,864)...........................................     3,443,069
                                                                           ------------

                                                                                            SHARES
                                                                                         -------------
COMMON STOCKS--57.1%
BANKS (MAJOR REGIONAL)--2.3%
  Mellon Bank Corp.....................................................................         63,400         2,306,175
  Wells Fargo Co.......................................................................        206,000         8,806,500
                                                                                                         ---------------
                                                                                                              11,112,675
                                                                                                         ---------------
BANKS (MONEY CENTER)--1.7%
  Bank of America Corp.................................................................        115,074         8,436,363
                                                                                                         ---------------
BEVERAGES (NON-ALCOHOLIC)--1.3%
  PepsiCo, Inc.........................................................................        156,000         6,035,250
                                                                                                         ---------------
BIOTECHNOLOGY--0.5%
  Genzyme Corp. (b)....................................................................         47,100         2,284,350
  Genzyme Surgical Products (b)........................................................          8,431            37,151
                                                                                                         ---------------
                                                                                                               2,321,501
                                                                                                         ---------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.8%
  AT&T Corp.--Liberty Media Group Class A (b)..........................................        289,000        10,620,750

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

                                                                                            SHARES            VALUE
                                                                                         -------------   ---------------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
  CBS Corp. (b)........................................................................         63,300   $     2,749,594
  Chancellor Media Corp. (b)...........................................................         53,000         2,921,625
  Clear Channel Communications, Inc. (b)...............................................         27,600         1,902,675
                                                                                                         ---------------
                                                                                                              18,194,644
                                                                                                         ---------------
COMMUNICATIONS EQUIPMENT--1.6%
  General Motors Corp. Class H (b).....................................................         28,900         1,625,625
  Motorola, Inc........................................................................         18,000         1,705,500
  Tellabs, Inc. (b)....................................................................         66,800         4,513,175
                                                                                                         ---------------
                                                                                                               7,844,300
                                                                                                         ---------------
COMPUTERS (HARDWARE)--4.8%
  Dell Computer Corp. (b)..............................................................        110,800         4,099,600
  International Business Machines Corp.................................................        115,600        14,941,300
  Sun Microsystems, Inc. (b)...........................................................         57,800         3,980,975
                                                                                                         ---------------
                                                                                                              23,021,875
                                                                                                         ---------------
COMPUTERS (NETWORKING)--2.1%
  Cisco Systems, Inc. (b)..............................................................        160,750        10,368,375
                                                                                                         ---------------
COMPUTERS (SOFTWARE & SERVICES)--4.1%
  America Online, Inc. (b).............................................................         35,800         3,955,900
  Microsoft Corp. (b)..................................................................        160,600        14,484,112
  Yahoo!, Inc. (b).....................................................................          8,900         1,533,025
                                                                                                         ---------------
                                                                                                              19,973,037
                                                                                                         ---------------
CONSUMER FINANCE--1.1%
  Capital One Financial Corp...........................................................         96,300         5,362,706
                                                                                                         ---------------
DISTRIBUTORS (FOOD & HEALTH)--0.8%
  Cardinal Health, Inc.................................................................         57,800         3,706,425
                                                                                                         ---------------
ELECTRICAL EQUIPMENT--1.8%
  General Electric Co..................................................................         76,400         8,633,200
                                                                                                         ---------------
ELECTRONICS (SEMICONDUCTORS)--1.8%
  Intel Corp...........................................................................        147,400         8,770,300
                                                                                                         ---------------
FINANCIAL (DIVERSIFIED)--4.0%
  Citigroup, Inc.......................................................................        171,375         8,140,312
  Freddie Mac..........................................................................         59,800         3,468,400
  Morgan Stanley Dean Witter & Co......................................................         75,900         7,779,750
                                                                                                         ---------------
                                                                                                              19,388,462
                                                                                                         ---------------
HEALTH CARE (DIVERSIFIED)--2.0%
  American Home Products Corp..........................................................         46,400         2,668,000
  Bristol-Myers Squibb Co..............................................................         98,000         6,902,875
                                                                                                         ---------------
                                                                                                               9,570,875
                                                                                                         ---------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--2.3%
  Pfizer, Inc..........................................................................         53,100         5,827,725
  Schering-Plough Corp.................................................................        102,400         5,427,200
                                                                                                         ---------------
                                                                                                              11,254,925
                                                                                                         ---------------
HEALTH CARE (GENERIC AND OTHER)--0.3%
  Mylan Laboratories, Inc..............................................................         55,700         1,476,050
                                                                                                         ---------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.1%
  Bard (C.R.), Inc.....................................................................         31,000         1,482,187
  Baxter International, Inc............................................................         61,800         3,746,625
                                                                                                         ---------------
                                                                                                               5,228,812
                                                                                                         ---------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.2%
  Procter & Gamble Co. (The)...........................................................         66,000         5,890,500
                                                                                                         ---------------
INSURANCE (LIFE/HEALTH)--0.3%
  ReliaStar Financial Corp.............................................................         35,400         1,548,750
                                                                                                         ---------------
INSURANCE (MULTI-LINE)--1.3%
  American International Group, Inc....................................................         51,650         6,046,278
                                                                                                         ---------------
                                                                                            SHARES            VALUE
                                                                                         -------------   ---------------
LODGING--HOTELS--0.7%
  Carnival Corp........................................................................         66,200   $     3,210,700
                                                                                                         ---------------
MANUFACTURING (DIVERSIFIED)--2.0%
  Tyco International Ltd...............................................................         99,400         9,418,150
                                                                                                         ---------------
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Halliburton Co.......................................................................         37,200         1,683,300
  Schlumberger Ltd.....................................................................         24,500         1,560,344
  Transocean Offshore, Inc.............................................................         30,000           787,500
                                                                                                         ---------------
                                                                                                               4,031,144
                                                                                                         ---------------
OIL (INTERNATIONAL INTEGRATED)--0.7%
  Conoco, Inc. Class A.................................................................        116,000         3,233,500
                                                                                                         ---------------
PERSONAL CARE--0.7%
  Gillette Co. (The)...................................................................         82,600         3,386,600
                                                                                                         ---------------
RETAIL (BUILDING SUPPLIES)--1.2%
  Home Depot, Inc. (The)...............................................................         90,100         5,805,819
                                                                                                         ---------------
RETAIL (COMPUTERS & ELECTRONICS)--0.6%
  Tandy Corp...........................................................................         55,400         2,707,675
                                                                                                         ---------------
RETAIL (FOOD CHAINS)--1.3%
  Kroger Co. (The) (b).................................................................        151,700         4,238,119
  Safeway, Inc. (b)....................................................................         38,500         1,905,750
                                                                                                         ---------------
                                                                                                               6,143,869
                                                                                                         ---------------
RETAIL (GENERAL MERCHANDISE)--1.5%
  Wal-Mart Stores, Inc.................................................................        152,300         7,348,475
                                                                                                         ---------------
RETAIL (SPECIALTY)--0.6%
  Staples, Inc. (b)....................................................................         98,400         3,044,250
                                                                                                         ---------------
SERVICES (COMMERCIAL & CONSUMER)--0.3%
  ServiceMaster Co. (The)..............................................................         70,700         1,325,625
                                                                                                         ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--4.0%
  AT&T Corp............................................................................        233,160        13,013,242
  MCI WorldCom, Inc. (b)...............................................................         70,538         6,083,903
                                                                                                         ---------------
                                                                                                              19,097,145
                                                                                                         ---------------
TELEPHONE--1.0%
  SBC Communications, Inc..............................................................         82,400         4,779,200
                                                                                                         ---------------
WASTE MANAGEMENT--1.5%
  Waste Management, Inc................................................................        138,200         7,428,250
                                                                                                         ---------------
TOTAL COMMON STOCKS
  (Identified cost $205,755,072)......................................................................       275,145,705
                                                                                                         ---------------
FOREIGN COMMON STOCKS--3.3%
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--0.6%
  Elan Corp. PLC Sponsored ADR (Ireland) (b)...........................................        107,400         2,980,350
                                                                                                         ---------------
OIL (INTERNATIONAL INTEGRATED)--1.7%
  BP Amoco PLC Sponsored ADR (United Kingdom)..........................................         73,566         7,981,911
                                                                                                         ---------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
  Vodafone AirTouch PLC Sponsored ADR (United Kingdom).................................
                                                                                                23,650         4,659,050
                                                                                                         ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $12,089,986).......................................................................        15,621,311
                                                                                                         ---------------
WARRANTS--0.0%
FOREIGN GOVERNMENT--0.0%
  Republic of Argentina Warrants (Argentina) (b).......................................          1,118             1,286
                                                                                                         ---------------
TOTAL WARRANTS
  (Identified cost $0)................................................................................             1,286
                                                                                                         ---------------
TOTAL LONG-TERM INVESTMENTS--97.9%
  (Identified cost $402,413,950)......................................................................       471,693,839
                                                                                                         ---------------

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

                                                     STANDARD           PAR
                                                     & POOR'S          VALUE
                                                      RATING           (000)             VALUE
                                                    -----------   ---------------   ---------------
SHORT-TERM OBLIGATIONS--1.6%
COMMERCIAL PAPER--1.6%
  Cargill, Inc. 5.90%, 7/1/99.....................  A-1+          $         6,505   $     6,505,000
  Kimberly-Clark Corp. 4.99%, 7/19/99.............  A-1+                    1,315         1,311,719
                                                                                    ---------------
                                                                                          7,816,719
                                                                                    ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,816,719)...................................................         7,816,719
                                                                                    ---------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $410,230,669).................................................       479,510,558(a)
  Cash and receivables, less liabilities--0.5%...................................         2,363,880
                                                                                    ---------------
NET ASSETS--100.0%...............................................................   $   481,874,438
                                                                                    ---------------
                                                                                    ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $76,443,280 and gross depreciation of $7,750,633 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $410,817,911.
(b)  Non-income producing.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to a value of $10,185,312 or 2.11% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $410,230,669).............................................  $ 479,510,558
Cash........................................................        430,494
Receivables
  Interest and dividends....................................      2,767,273
  Investment securities sold................................      1,890,912
  Fund shares sold..........................................         42,376
Prepaid expenses............................................          9,704
                                                              -------------
    Total assets............................................    484,651,317
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      2,186,441
  Fund shares repurchased...................................        230,601
  Investment advisory fee...................................        222,281
  Financial agent fee.......................................         24,826
  Trustees' fee.............................................          5,880
Accrued expenses............................................        106,850
                                                              -------------
    Total liabilities.......................................      2,776,879
                                                              -------------
NET ASSETS..................................................  $ 481,874,438
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 389,068,897
  Undistributed net investment income.......................      1,160,673
  Accumulated net realized gain.............................     22,364,979
  Net unrealized appreciation...............................     69,279,889
                                                              -------------
NET ASSETS..................................................  $ 481,874,438
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     30,118,728
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       16.00
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   5,443,307
  Dividends.................................................      1,119,577
  Foreign taxes withheld....................................         (9,808)
                                                              -------------
    Total investment income.................................      6,553,076
                                                              -------------
EXPENSES
  Investment advisory fee...................................      1,371,503
  Financial agent fee.......................................        156,096
  Printing..................................................         58,867
  Custodian.................................................         53,574
  Professional..............................................         17,274
  Trustees..................................................          8,428
  Miscellaneous.............................................         12,139
                                                              -------------
    Total expenses..........................................      1,677,881
                                                              -------------
NET INVESTMENT INCOME.......................................      4,875,195
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     23,413,242
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (8,701,907)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     14,711,335
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  19,586,530
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                  PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                                 6/30/99         YEAR ENDED
                                                               (UNAUDITED)        12/31/98
                                                              -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $  4,875,195      $  8,822,688
  Net realized gain (loss)..................................    23,413,242        19,330,598
  Net change in unrealized appreciation (depreciation)......    (8,701,907)       57,110,856
                                                              -------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    19,586,530        85,264,142
                                                              -------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................    (4,201,563)       (8,371,532)
  Net realized gains........................................    (4,550,416)      (31,140,159)
                                                              -------------   -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................    (8,751,979)      (39,511,691)
                                                              -------------   -----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,699,050 and 3,651,580
    shares, respectively)...................................    26,888,490        52,916,356
  Net asset value of shares issued from reinvestment of
    distributions(552,311 and 2,607,238 shares,
    respectively)...........................................     8,751,979        39,511,691
  Cost of shares repurchased (2,869,738 and 5,904,172
    shares, respectively)...................................   (45,497,259)      (86,285,937)
                                                              -------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    (9,856,790)        6,142,110
                                                              -------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................       977,761        51,894,561
NET ASSETS
  Beginning of period.......................................   480,896,677       429,002,116
                                                              -------------   -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $1,160,673 AND $487,041,
    RESPECTIVELY)...........................................  $481,874,438      $480,896,677
                                                              -------------   -----------------
                                                              -------------   -----------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED
                                       6/30/99                       YEAR ENDED DECEMBER 31,
                                     (UNAUDITED)        1998           1997           1996           1995           1994
                                     -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of
  period...........................   $  15.65        $   14.12      $   13.65      $   13.63      $   12.68      $   13.71
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....       0.16             0.29           0.32           0.32           0.45           0.36(1)(3)
  Net realized and unrealized gain
    (loss).........................       0.48             2.57           2.46           0.91           1.84          (0.56)
                                     -----------      ---------      ---------      ---------      ---------      ---------
    TOTAL FROM INVESTMENT
      OPERATIONS...................       0.64             2.86           2.78           1.23           2.29          (0.20)
                                     -----------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................      (0.14)           (0.28)         (0.33)         (0.31)         (0.45)         (0.37)
  Dividends from net realized
    gains..........................      (0.15)           (1.05)         (1.98)         (0.90)         (0.89)         (0.46)
                                     -----------      ---------      ---------      ---------      ---------      ---------
    TOTAL DISTRIBUTIONS............      (0.29)           (1.33)         (2.31)         (1.21)         (1.34)         (0.83)
                                     -----------      ---------      ---------      ---------      ---------      ---------
CHANGE IN NET ASSET VALUE..........       0.35             1.53           0.47           0.02           0.95          (1.03)
                                     -----------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD.....   $  16.00        $   15.65      $   14.12      $   13.65      $   13.63      $   12.68
                                     -----------      ---------      ---------      ---------      ---------      ---------
                                     -----------      ---------      ---------      ---------      ---------      ---------

Total return.......................       4.16%(5)        20.79%         20.73%          9.05%         18.22%         (1.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................   $481,874         $480,897       $429,002       $374,244       $353,838       $289,083
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses...............       0.70%(4)         0.68%          0.71%          0.70%          0.67%(2)       0.74%
  Net investment income............       2.05%(4)         1.97%          2.09%          2.26%          3.28%          2.71%
Portfolio turnover rate............         51%(5)          139%           368%           287%           170%           220%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                     PHOENIX-GOODWIN STRATEGIC THEME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                               SHARES       VALUE
                                                                               -------   -----------
COMMON STOCKS--87.7%
ALUMINUM--3.5%
  Alcoa, Inc.................................................................   67,450   $ 4,173,469
                                                                                         -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.5%
  Chancellor Media Corp. (b).................................................   32,500     1,791,562
                                                                                         -----------
CHEMICALS--3.3%
  Dow Chemical Co. (The).....................................................   31,000     3,933,125
                                                                                         -----------
COMMUNICATIONS EQUIPMENT--14.2%
  EchoStar Communications Corp. (b)..........................................   15,200     2,332,250
  General Motors Corp. Class H (b)...........................................   31,000     1,743,750
  Lucent Technologies, Inc...................................................   35,000     2,360,312
  Motorola, Inc..............................................................   50,000     4,737,500
  QUALCOMM, Inc. (b).........................................................   38,250     5,488,875
                                                                                         -----------
                                                                                          16,662,687
                                                                                         -----------
COMPUTERS (HARDWARE)--6.6%
  International Business Machines Corp.......................................   37,600     4,859,800
  Sun Microsystems, Inc. (b).................................................   43,000     2,961,625
                                                                                         -----------
                                                                                           7,821,425
                                                                                         -----------
COMPUTERS (NETWORKING)--3.3%
  Cisco Systems, Inc. (b)....................................................   59,800     3,857,100
                                                                                         -----------
COMPUTERS (SOFTWARE & SERVICES)--4.0%
  Microsoft Corp. (b)........................................................   52,400     4,725,825
                                                                                         -----------
ELECTRICAL EQUIPMENT--2.1%
  General Electric Co........................................................   22,300     2,519,900
                                                                                         -----------
ELECTRONICS (SEMICONDUCTORS)--4.7%
  Texas Instruments, Inc.....................................................   38,120     5,527,400
                                                                                         -----------
EQUIPMENT (SEMICONDUCTOR)--2.1%
  Novellus Systems, Inc. (b).................................................   17,700     1,208,025
  Teradyne, Inc. (b).........................................................   18,100     1,298,675
                                                                                         -----------
                                                                                           2,506,700
                                                                                         -----------
FINANCIAL (DIVERSIFIED)--4.1%
  Citigroup, Inc.............................................................   44,700     2,123,250
  Morgan Stanley Dean Witter & Co............................................   26,100     2,675,250
                                                                                         -----------
                                                                                           4,798,500
                                                                                         -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.1%
  VISX, Inc. (b).............................................................   45,500     3,603,031
                                                                                         -----------
MANUFACTURING (DIVERSIFIED)--4.0%
  Tyco International Ltd.....................................................   50,000     4,737,500
                                                                                         -----------
NATURAL GAS--1.3%
  Williams Companies, Inc. (The).............................................   35,000     1,489,688
                                                                                         -----------
OIL & GAS (DRILLING & EQUIPMENT)--5.9%
  Baker Hughes, Inc..........................................................   75,000     2,512,500
  Halliburton Co.............................................................   96,700     4,375,675
                                                                                         -----------
                                                                                           6,888,175
                                                                                         -----------

                                                                               SHARES       VALUE
                                                                               -------   -----------
OIL (INTERNATIONAL INTEGRATED)--1.9%
  Texaco, Inc................................................................   35,000   $ 2,187,500
                                                                                         -----------
PAPER & FOREST PRODUCTS--6.1%
  Georgia-Pacific Group......................................................   87,000     4,121,625
  Weyerhaeuser Co............................................................   45,000     3,093,750
                                                                                         -----------
                                                                                           7,215,375
                                                                                         -----------
RETAIL (COMPUTERS & ELECTRONICS)--9.5%
  Best Buy Co., Inc. (b).....................................................   69,830     4,713,525
  Circuit City Stores-Circuit City Group.....................................   40,000     3,720,000
  Tandy Corp.................................................................   55,000     2,688,125
                                                                                         -----------
                                                                                          11,121,650
                                                                                         -----------
TELECOMMUNICATIONS (LONG DISTANCE)--6.5%
  MCI WorldCom, Inc. (b).....................................................   50,300     4,338,376
  Qwest Communications International, Inc. (b)...............................  100,000     3,306,250
                                                                                         -----------
                                                                                           7,644,626
                                                                                         -----------
TOTAL COMMON STOCKS
  (Identified cost $89,432,498).......................................................   103,205,237
                                                                                         -----------
FOREIGN COMMON STOCKS--3.9%
COMMUNICATIONS EQUIPMENT--2.6%
  Nokia Oyj Sponsored ADR Class A (Finland)..................................   34,000     3,113,125
                                                                                         -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.3%
  Vodafone AirTouch PLC Sponsored ADR (United Kingdom).......................
                                                                                 7,700     1,516,900
                                                                                         -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,472,020)........................................................     4,630,025
                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS--91.6%
  (Identified cost $92,904,518).......................................................   107,835,262
                                                                                         -----------

                                                     STANDARD         PAR
                                                     & POOR'S        VALUE
                                                      RATING         (000)
                                                    -----------   -----------
SHORT-TERM OBLIGATIONS--9.6%
COMMERCIAL PAPER--9.6%
  Koch Industries, Inc. 5.80%, 7/1/99.............  A-1+          $     3,790      3,790,000
  Lexington Parker Capital Co. LLC 5.50%,
    7/1/99........................................  A-1                 3,205      3,205,000
  SBC Communications, Inc. 5.30%, 7/7/99..........  A-1+                1,800      1,798,410
  Greenwich Funding Corp. 4.92%, 7/8/99...........  A-1+                1,175      1,173,876
  Kimberly-Clark Corp. 5.02%, 7/12/99.............  A-1+                1,360      1,357,914
                                                                                ------------
                                                                                  11,325,200
                                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $11,325,200)..............................................     11,325,200
                                                                                ------------
TOTAL INVESTMENTS--101.2%
  (Identified cost $104,229,718).............................................    119,160,463(a)
  Cash and receivables, less liabilities--(1.2%).............................     (1,434,234)
                                                                                ------------
NET ASSETS--100.0%...........................................................   $117,726,229
                                                                                ------------
                                                                                ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,743,984 and gross depreciation of $1,814,096 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purpose was $104,230,575.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-GOODWIN STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $104,229,718).............................................  $ 119,160,463
Cash........................................................        137,890
Receivables
  Fund shares sold..........................................        271,731
  Interest and dividends....................................         42,946
Prepaid expenses............................................          1,469
                                                              -------------
    Total assets............................................    119,614,499
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      1,772,191
  Fund shares repurchased...................................         25,505
  Investment advisory fee...................................         54,756
  Financial agent fee.......................................         10,432
  Trustees' fee.............................................          7,369
Accrued expenses............................................         18,017
                                                              -------------
    Total liabilities.......................................      1,888,270
                                                              -------------
NET ASSETS..................................................  $ 117,726,229
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  87,442,011
  Undistributed net investment loss.........................        (81,696)
  Accumulated net realized gain.............................     15,435,169
  Net unrealized appreciation...............................     14,930,745
                                                              -------------
NET ASSETS..................................................  $ 117,726,229
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      6,713,336
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       17.54
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     181,806
  Dividends.................................................        197,746
                                                              -------------
    Total investment income.................................        379,552
                                                              -------------
EXPENSES
  Investment advisory fee...................................        361,594
  Financial agent fee.......................................         45,838
  Printing..................................................         17,289
  Professional..............................................         14,220
  Custodian.................................................          9,982
  Trustees..................................................          9,917
  Miscellaneous.............................................          2,408
                                                              -------------
    Total expenses..........................................        461,248
                                                              -------------
NET INVESTMENT LOSS.........................................        (81,696)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     15,659,669
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (125,361)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     15,534,308
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  15,452,612
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                     PHOENIX-GOODWIN STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/99         YEAR ENDED
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     (81,696)   $       (5,345)
  Net realized gain (loss)..................................     15,659,669        10,385,680
  Net change in unrealized appreciation (depreciation)......       (125,361)       12,160,802
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     15,452,612        22,541,137
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --                --
  Net realized gains........................................     (4,592,789)       (4,406,657)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (4,592,789)       (4,406,657)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,635,557 and 1,899,576
    shares, respectively)...................................     45,417,914        24,310,681
  Net asset value of shares issued from reinvestment of
    distributions (265,423 and 289,988 shares,
    respectively)...........................................      4,592,789         4,406,657
  Cost of shares repurchased (1,064,178 and 1,521,202
    shares, respectively)...................................    (18,242,013)      (19,373,613)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     31,768,690         9,343,725
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     42,628,513        27,478,205
NET ASSETS
  Beginning of period.......................................     75,097,716        47,619,511
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($81,696) AND $0, RESPECTIVELY)........  $ 117,726,229    $   75,097,716
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               FROM
                                                 SIX MONTHS                                  INCEPTION
                                                    ENDED        YEAR ENDED DECEMBER 31,      1/29/96
                                                   6/30/99       -----------------------        TO
                                                 (UNAUDITED)       1998          1997        12/31/96
                                                 -----------     ---------     ---------     ---------
Net asset value, beginning of period.........     $  15.40       $  11.32      $  10.98      $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............        (0.01)          0.01          0.05(3)       0.04(3)
  Net realized and unrealized gain (loss)....         2.87           5.03          1.82          0.99
                                                 -----------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS.........         2.86           5.04          1.87          1.03
                                                 -----------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income.......           --          (0.01)        (0.05)        (0.04)
  Dividends from net realized gains..........        (0.72)         (0.95)        (1.16)           --
  In excess of net realized gains............           --             --         (0.31)           --
  Tax return of capital......................           --             --         (0.01)        (0.01)
                                                 -----------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS......................        (0.72)         (0.96)        (1.53)        (0.05)
                                                 -----------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE....................         2.14           4.08          0.34          0.98
                                                 -----------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD...............     $  17.54       $  15.40      $  11.32      $  10.98
                                                 -----------     ---------     ---------     ---------
                                                 -----------     ---------     ---------     ---------
Total return.................................        18.58%(2)      44.69%        17.16%        10.33%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........     $117,726        $75,098       $47,620       $25,972
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses.........................         0.96%(1)       0.99%         1.00%         1.00%(1)
  Net investment income......................        (0.17)%(1)     (0.01)%        0.42%         0.64%(1)
Portfolio turnover rate......................          109%(2)        364%          642%          391%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.02 per share, respectively.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                                SHARES       VALUE
                                                                               ---------   ---------
COMMON STOCKS--82.0%
AEROSPACE/DEFENSE--1.4%
  Goodrich (B.F.) Co. (The)..................................................      3,000   $ 127,500
                                                                                           ---------
AIRLINES--0.7%
  US Airways Group, Inc. (b).................................................      1,500      65,344
                                                                                           ---------
AUTO PARTS & EQUIPMENT--0.6%
  Delphi Automotive Systems Corp.............................................      3,000      55,687
                                                                                           ---------
BANKS (MAJOR REGIONAL)--2.3%
  Bank One Corp..............................................................      3,600     214,425
                                                                                           ---------
BANKS (MONEY CENTER)--7.4%
  Bank of America Corp.......................................................      4,000     293,250
  Chase Manhattan Corp. (The)................................................      3,600     311,850
  Morgan (J.P.) & Co., Inc...................................................        600      84,300
                                                                                           ---------
                                                                                             689,400
                                                                                           ---------
BEVERAGES (ALCOHOLIC)--1.5%
  Anheuser-Busch Companies, Inc..............................................      2,000     141,875
                                                                                           ---------
BIOTECHNOLOGY--0.9%
  Cell Genesys, Inc. (b).....................................................     18,000      81,000
                                                                                           ---------
CHEMICALS--1.6%
  Praxair, Inc...............................................................      3,000     146,812
                                                                                           ---------
CHEMICALS (DIVERSIFIED)--1.7%
  Monsanto Co................................................................      4,000     157,750
                                                                                           ---------
COMMUNICATIONS EQUIPMENT--3.5%
  C-Cube Microsystems, Inc. (b)..............................................      2,000      63,375
  Ciena Corp. (b)............................................................      7,000     211,312
  Terayon Communication Systems, Inc. (b)....................................      1,000      55,875
                                                                                           ---------
                                                                                             330,562
                                                                                           ---------
COMPUTERS (HARDWARE)--1.5%
  Compaq Computer Corp.......................................................      3,000      71,062
  Data General Corp. (b).....................................................      5,000      72,812
                                                                                           ---------
                                                                                             143,874
                                                                                           ---------
COMPUTERS (NETWORKING)--1.0%
  3Com Corp. (b).............................................................      3,500      93,406
                                                                                           ---------
COMPUTERS (PERIPHERALS)--0.5%
  Maxtor Corp. (b)...........................................................      9,000      45,281
                                                                                           ---------
COMPUTERS (SOFTWARE & SERVICES)--2.6%
  At Home Corp. Series A (b).................................................      2,000     107,875
  Autodesk, Inc..............................................................      1,500      44,344
  Aware, Inc. (b)............................................................      2,000      92,250
                                                                                           ---------
                                                                                             244,469
                                                                                           ---------
ELECTRICAL EQUIPMENT--3.7%
  Honeywell, Inc.............................................................      3,000     347,625
                                                                                           ---------
ELECTRONICS (SEMICONDUCTORS)--1.1%
  Dallas Semiconductor Corp..................................................      2,000     101,000
                                                                                           ---------
ENTERTAINMENT--2.7%
  Royal Caribbean Cruises Ltd................................................      3,300     144,375
  Walt Disney Co. (The)......................................................      3,500     107,844
                                                                                           ---------
                                                                                             252,219
                                                                                           ---------
FINANCIAL (DIVERSIFIED)--7.0%
  Citigroup, Inc.............................................................      6,000     285,000
  Fannie Mae.................................................................      1,350      92,306
  SLM Holding Corp...........................................................      6,000     274,875
                                                                                           ---------
                                                                                             652,181
                                                                                           ---------
HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS)--0.8%
  Lilly (Eli) & Co...........................................................      1,000      71,625
                                                                                           ---------

                                                                                SHARES       VALUE
                                                                               ---------   ---------
HEALTH CARE (GENERIC AND OTHER)--2.1%
  Mylan Laboratories, Inc....................................................      7,500   $ 198,750
                                                                                           ---------
HEALTH CARE (HOSPITAL MANAGEMENT)--1.4%
  Tenet Healthcare Corp. (b).................................................      7,000     129,937
                                                                                           ---------
HEALTH CARE (MANAGED CARE)--1.0%
  Aetna, Inc.................................................................      1,000      89,438
                                                                                           ---------
INSURANCE (MULTI-LINE)--6.0%
  American International Group, Inc..........................................      2,500     292,656
  CIGNA Corp.................................................................      1,800     160,200
  Hartford Financial Services Group, Inc. (The)..............................      1,800     104,963
                                                                                           ---------
                                                                                             557,819
                                                                                           ---------
INSURANCE (PROPERTY-CASUALTY)--1.5%
  Chubb Corp. (The)..........................................................      2,000     139,000
                                                                                           ---------
INVESTMENT BANKING/BROKERAGE--0.9%
  Merrill Lynch & Co., Inc...................................................      1,000      79,938
                                                                                           ---------
LEISURE TIME (PRODUCTS)--1.4%
  Mattel, Inc................................................................      5,000     132,188
                                                                                           ---------
MACHINERY (DIVERSIFIED)--1.6%
  Caterpillar, Inc...........................................................      2,500     150,000
                                                                                           ---------
MANUFACTURING (DIVERSIFIED)--5.3%
  Corning, Inc...............................................................      3,000     210,375
  Eaton Corp.................................................................      1,800     165,600
  Illinios Tool Works, Inc...................................................      1,400     114,800
                                                                                           ---------
                                                                                             490,775
                                                                                           ---------
MANUFACTURING (SPECIALIZED)--1.8%
  Diebold, Inc...............................................................      6,000     172,500
                                                                                           ---------
OFFICE EQUIPMENT & SUPPLIES--1.2%
  Pitney Bowes, Inc..........................................................      1,800     115,650
                                                                                           ---------
PHOTOGRAPHY/IMAGING--1.2%
  Eastman Kodak Co...........................................................      1,700     115,175
                                                                                           ---------
RAILROADS--1.2%
  Union Pacific Corp.........................................................      2,000     116,625
                                                                                           ---------
REITS--1.0%
  LaSalle Hotel Properties...................................................      6,000      91,875
                                                                                           ---------
RESTAURANTS--0.9%
  McDonald's Corp............................................................      2,000      82,625
                                                                                           ---------
RETAIL (HOME SHOPPING)--0.7%
  Black Box Corp. (b)........................................................      1,300      65,163
                                                                                           ---------
RETAIL (SPECIALTY)--1.1%
  Claire's Stores, Inc.......................................................      4,000     102,500
                                                                                           ---------
RETAIL (SPECIALTY-APPAREL)--1.2%
  Talbots, Inc. (The)........................................................      3,000     114,375
                                                                                           ---------
SAVINGS & LOAN COMPANIES--0.6%
  Washington Mutual, Inc.....................................................      1,600      56,600
                                                                                           ---------
SERVICES (DATA PROCESSING)--1.0%
  First Data Corp............................................................      2,000      97,875
                                                                                           ---------
TELECOMMUNICATIONS (LONG DISTANCE)--3.4%
  AT&T Corp..................................................................      4,200     234,413
  MCI WorldCom, Inc. (b).....................................................      1,000      86,250
                                                                                           ---------
                                                                                             320,663
                                                                                           ---------
TELEPHONE--1.8%
  BellSouth Corp.............................................................      1,900      89,063
  GTE Corp...................................................................      1,000      75,750
                                                                                           ---------
                                                                                             164,813
                                                                                           ---------

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                                                SHARES       VALUE
                                                                               ---------   ---------
WASTE MANAGEMENT--1.2%
  Waste Management, Inc......................................................      2,000   $ 107,500
                                                                                           ---------
TOTAL COMMON STOCKS
  (Identified cost $7,205,262)..........................................................   7,653,819
                                                                                           ---------
FOREIGN COMMON STOCKS--8.5%
AUTOMOBILES--0.5%
  DaimlerChrysler AG (Germany)...............................................        499      44,349
                                                                                           ---------
COMMUNICATIONS EQUIPMENT--5.8%
  Alcatel SA ADR (France)....................................................      5,000     141,875
  Newbridge Networks Corp. (Canada) (b)......................................      7,000     201,250
  Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden).....................
                                                                                   6,000     197,625
                                                                                           ---------
                                                                                             540,750
                                                                                           ---------
COMPUTERS (SOFTWARE & SERVICES)--1.1%
  SAP AG Sponsored ADR (Germany) (b).........................................      3,000     103,875
                                                                                           ---------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
  Telesp Celular Participacoes SA ADR (Brazil)...............................      2,400      64,200
                                                                                           ---------
TELEPHONE--0.4%
  Embratel Participacoes SA ADR (Brazil).....................................      3,000      41,625
                                                                                           ---------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $740,679)............................................................     794,799
                                                                                           ---------
UNIT INVESTMENT TRUSTS--6.4%
  Diamonds Trust Series I....................................................      3,000     328,125
  S&P 500 Depository Receipts................................................      2,000     273,906
                                                                                           ---------
                                                                                             602,031
                                                                                           ---------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $534,834)............................................................     602,031
                                                                                           ---------
TOTAL LONG-TERM INVESTMENTS--96.9%
  (Identified cost $8,480,775)..........................................................   9,050,649
                                                                                           ---------

                                                       STANDARD                   PAR
                                                       & POOR'S                  VALUE
                                                        RATING                   (000)       VALUE
                                                      -----------              ---------   ----------
SHORT-TERM OBLIGATIONS--3.4%
COMMERCIAL PAPER--3.4%
  Corporate Asset Funding Co., Inc.
    5.55%, 7/1/99.......................  A-1+                                 $    315    $  315,000
                                                                                           ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $315,000)............................................................      315,000
                                                                                           ----------
TOTAL INVESTMENTS--100.3%
  (Identified cost $8,795,775)..........................................................    9,365,649(a)
  Cash and receivables, less liabilities--(0.3%)........................................      (26,034)
                                                                                           ----------
NET ASSETS--100.0%......................................................................   $9,339,615
                                                                                           ----------
                                                                                           ----------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $949,075 and gross depreciation of $399,601 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $8,816,175.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $8,795,775)...............................................  $   9,365,649
Cash........................................................          3,670
Receivables
  Dividends and interest....................................         13,021
  Funds shares sold.........................................            227
Prepaid expenses............................................            181
                                                              -------------
    Total assets............................................      9,382,748
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................            373
  Investment advisory fee...................................         16,414
  Trustees' fee.............................................          7,309
  Financial agent fee.......................................          1,808
Accrued expenses............................................         17,229
                                                              -------------
    Total liabilities.......................................         43,133
                                                              -------------
NET ASSETS..................................................  $   9,339,615
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   7,932,417
  Undistributed net investment income.......................         15,321
  Accumulated net realized gain.............................        822,003
  Net unrealized appreciation...............................        569,874
                                                              -------------
NET ASSETS..................................................  $   9,339,615
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        802,104
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $       11.64
                                                              -------------
                                                              -------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $  57,177
  Interest..................................................      3,314
  Foreign taxes withheld....................................       (420)
                                                              ---------
    Total investment income.................................     60,071
                                                              ---------
EXPENSES
  Investment advisory fee...................................     29,952
  Financial agent fee.......................................     21,312
  Professional..............................................     13,836
  Trustees..................................................      9,917
  Custodian.................................................      7,359
  Printing..................................................      6,015
  Miscellaneous.............................................      2,500
                                                              ---------
    Total expenses..........................................     90,891
    Less expense borne by investment adviser................    (54,518)
                                                              ---------
    Net expenses............................................     36,373
                                                              ---------
NET INVESTMENT INCOME.......................................     23,698
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................    932,641
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (426,715)
                                                              ---------
NET GAIN ON INVESTMENTS.....................................    505,926
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 529,624
                                                              ---------
                                                              ---------

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED        FROM INCEPTION
                                                                 6/30/99         3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      23,698    $      37,497
  Net realized gain (loss)..................................        932,641         (110,638)
  Net change in unrealized appreciation (depreciation)......       (426,715)         996,589
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        529,624          923,448
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................         (7,989)         (37,497)
  In excess of net investment income........................             --             (388)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................         (7,989)         (37,885)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (343,460 and 990,498 shares,
    respectively)...........................................      3,905,237        9,960,882
  Net asset value of shares issued from reinvestment of
    distributions (692 and 3,586 shares, respectively)......          7,989           37,885
  Cost of shares repurchased (406,270 and 129,862 shares,
    respectively)...........................................     (4,628,233)      (1,351,343)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       (715,007)       8,647,424
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................       (193,372)       9,532,987
NET ASSETS
  Beginning of period.......................................      9,532,987               --
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $15,321 AND DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME OF ($388), RESPECTIVELY)..........  $   9,339,615    $   9,532,987
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS
                                                                  ENDED        FROM INCEPTION
                                                                 6/30/99         3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
Net asset value, beginning of period........................  $       11.03    $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................           0.03(3)          0.05(3)
  Net realized and unrealized gain (loss)...................           0.59             1.03
                                                                    -------          -------
    TOTAL FROM INVESTMENT OPERATIONS........................           0.62             1.08
                                                                    -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................          (0.01)           (0.05)
                                                                    -------          -------
    TOTAL DISTRIBUTIONS.....................................          (0.01)           (0.05)
                                                                    -------          -------
CHANGE IN NET ASSET VALUE...................................           0.61             1.03
                                                                    -------          -------
NET ASSET VALUE, END OF PERIOD..............................  $       11.64    $       11.03
                                                                    -------          -------
                                                                    -------          -------

Total return................................................           5.65%(2)         10.79%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................         $9,340           $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses........................................           0.85%(1)          0.85%(1)
  Net investment income.....................................           0.55%(1)          0.85%(1)
Portfolio turnover rate.....................................             81%(2)            77%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.13 per share, respectively.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                        SHARES       VALUE
                                                                        -------   ------------
COMMON STOCKS--93.4%
AEROSPACE/DEFENSE--1.2%
  Boeing Co. (The)....................................................   4,900    $    216,519
  Cordant Technologies, Inc...........................................   2,200          99,412
  General Dynamics Corp...............................................   5,000         342,500
  Goodrich (B.F.) Co. (The)...........................................   5,200         221,000
  Northrop Grumman Corp...............................................     400          26,525
                                                                                  ------------
                                                                                       905,956
                                                                                  ------------
AIRLINES--0.2%
  Alaska Air Group, Inc. (b)..........................................     400          16,700
  COMAIR Holdings, Inc................................................   3,000          62,437
  Delta Air Lines, Inc................................................   1,000          57,625
  SkyWest, Inc........................................................   1,400          34,912
                                                                                  ------------
                                                                                       171,674
                                                                                  ------------
ALUMINUM--0.2%
  Alcoa, Inc..........................................................   2,700         167,062
                                                                                  ------------
AUTO PARTS & EQUIPMENT--0.2%
  Arvin Industries, Inc...............................................   1,700          64,387
  ITT Industries, Inc.................................................     800          30,500
  Meritor Automotive, Inc.............................................   2,000          51,000
                                                                                  ------------
                                                                                       145,887
                                                                                  ------------
AUTOMOBILES--3.2%
  Ford Motor Co.......................................................  25,600       1,444,800
  General Motors Corp.................................................  14,900         983,400
                                                                                  ------------
                                                                                     2,428,200
                                                                                  ------------
BANKS (MAJOR REGIONAL)--3.1%
  Bank of New York Co., Inc. (The)....................................   3,300         121,069
  Bank One Corp.......................................................  19,200       1,143,600
  First Union Corp....................................................  12,300         578,100
  Fleet Financial Group, Inc..........................................   9,300         412,687
  Mellon Bank Corp....................................................   2,800         101,850
                                                                                  ------------
                                                                                     2,357,306
                                                                                  ------------
BANKS (MONEY CENTER)--4.1%
  Bank of America Corp................................................  10,800         791,775
  Chase Manhattan Corp. (The).........................................  20,100       1,741,162
  Morgan (J.P.) & Co., Inc............................................   4,300         604,150
                                                                                  ------------
                                                                                     3,137,087
                                                                                  ------------
BANKS (REGIONAL)--1.1%
  City National Corp..................................................   5,300         198,419
  Cullen/Frost Bankers, Inc...........................................   5,200         143,325
  UnionBanCal Corp....................................................  14,400         520,200
                                                                                  ------------
                                                                                       861,944
                                                                                  ------------
BEVERAGES (ALCOHOLIC)--0.7%
  Anheuser-Busch Companies, Inc.......................................   6,000         425,625
  Coors (Adolph) Co. Class B..........................................   2,000          99,000
                                                                                  ------------
                                                                                       524,625
                                                                                  ------------
BIOTECHNOLOGY--0.7%
  Amgen, Inc. (b).....................................................   6,600         401,775
  Biogen, Inc. (b)....................................................     400          25,725
  Chiron Corp. (b)....................................................   2,900          60,175
  Genzyme Corp. (b)...................................................     300          14,550
  Genzyme Surgical Products (b).......................................      54             237
  IDEXX Laboratories, Inc. (b)........................................   2,200          51,287
                                                                                  ------------
                                                                                       553,749
                                                                                  ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
  CBS Corp. (b).......................................................   8,800         382,250
  Chris-Craft Industries, Inc. (b)....................................   1,545    $     72,808
                                                                                  ------------
                                                                                       455,058
                                                                                  ------------

                                                                        SHARES       VALUE
                                                                        -------   ------------
BUILDING MATERIALS--0.4%
  Masco Corp..........................................................   6,100         176,137
  Owens Corning.......................................................   3,700         127,187
                                                                                  ------------
                                                                                       303,324
                                                                                  ------------
CHEMICALS--0.2%
  Solutia, Inc........................................................   8,500         181,156
                                                                                  ------------
CHEMICALS (SPECIALTY)--0.4%
  Crompton & Knowles Corp.............................................   5,100          99,769
  Geon Co.............................................................   2,200          70,950
  W.R. Grace & Co. (b)................................................   7,200         132,300
                                                                                  ------------
                                                                                       303,019
                                                                                  ------------
COMMUNICATIONS EQUIPMENT--2.7%
  Comverse Technology, Inc. (b).......................................   3,000         226,500
  General Instrument Corp. (b)........................................   5,300         225,250
  Lucent Technologies, Inc............................................  16,400       1,105,975
  Motorola, Inc.......................................................   3,900         369,525
  Tellabs, Inc. (b)...................................................   1,200          81,075
                                                                                  ------------
                                                                                     2,008,325
                                                                                  ------------
COMPUTERS (HARDWARE)--5.4%
  Adaptec, Inc. (b)...................................................   2,600          91,812
  Apple Computer, Inc. (b)............................................   9,100         421,444
  Compaq Computer Corp................................................   7,200         170,550
  Dell Computer Corp. (b).............................................  11,400         421,800
  Electronics for Imaging, Inc. (b)...................................   1,000          51,375
  Gateway, Inc. (b)...................................................   1,800         106,200
  Hewlett-Packard Co..................................................  10,400       1,045,200
  International Business Machines Corp................................  11,700       1,512,225
  NCR Corp. (b).......................................................   3,100         151,319
  Sun Microsystems, Inc. (b)..........................................   1,800         123,975
                                                                                  ------------
                                                                                     4,095,900
                                                                                  ------------
COMPUTERS (NETWORKING)--1.3%
  3Com Corp. (b)......................................................   1,000          26,687
  Cisco Systems, Inc. (b).............................................  14,800         954,600
                                                                                  ------------
                                                                                       981,287
                                                                                  ------------
COMPUTERS (PERIPHERALS)--0.4%
  EMC Corp. (b).......................................................   3,600         198,000
  Seagate Technology, Inc. (b)........................................   3,900          99,937
  Xircom, Inc. (b)....................................................     100           3,006
                                                                                  ------------
                                                                                       300,943
                                                                                  ------------
COMPUTERS (SOFTWARE & SERVICES)--6.3%
  Adobe Systems, Inc..................................................     100           8,216
  America Online, Inc. (b)............................................   4,900         541,450
  BMC Software, Inc. (b)..............................................   3,000         162,000
  Citrix Systems, Inc. (b)............................................     400          22,600
  Computer Associates International, Inc..............................   1,600          88,000
  Computer Sciences Corp. (b).........................................     200          13,837
  Compuware Corp. (b).................................................   4,900         155,881
  Legato Systems, Inc. (b)............................................   1,600          92,400
  Microsoft Corp. (b).................................................  32,600       2,940,112
  New Era of Networks, Inc. (b).......................................     700          30,756
  Novell, Inc. (b)....................................................   2,500          66,250
  Oracle Corp. (b)....................................................   5,900         219,037
  Rational Software Corp. (b).........................................     100           3,294
  Siebel Systems, Inc. (b)............................................   1,100          73,012
  Sterling Software, Inc. (b).........................................   1,500          40,031
  Synopsys, Inc. (b)..................................................     800          44,150

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                        SHARES       VALUE
                                                                        -------   ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
  Unisys Corp. (b)....................................................   7,100    $    276,456
                                                                                  ------------
                                                                                     4,777,482
                                                                                  ------------
CONSTRUCTION (CEMENT & AGGREGATES)--0.5%
  Centex Construction Products, Inc...................................   1,400          47,775
  Lafarge Corp........................................................   4,900         173,644
  Southdown, Inc......................................................   2,000         128,500
                                                                                  ------------
                                                                                       349,919
                                                                                  ------------
CONSUMER FINANCE--0.3%
  Countrywide Credit Industries, Inc..................................   4,800         205,200
                                                                                  ------------
DISTRIBUTORS (FOOD & HEALTH)--0.6%
  AmeriSource Health Corp. Class A (b)................................   6,200         158,100
  Andrx Corp. (b).....................................................   1,400         107,975
  Bindley Western Industries, Inc.....................................   4,133          95,325
  Cardinal Health, Inc................................................     500          32,062
  SUPERVALU, Inc......................................................   3,500          89,906
                                                                                  ------------
                                                                                       483,368
                                                                                  ------------
ELECTRIC COMPANIES--4.4%
  Central & South West Corp...........................................   5,400         126,225
  Conectivity Technologies, Inc.......................................     300           7,331
  DTE Energy Co.......................................................   3,100         124,000
  Dominion Resources, Inc.............................................   2,100          90,956
  Duke Energy Corp....................................................   1,500          81,562
  Edison International................................................     500          13,375
  Energy East Corp....................................................  16,200         421,200
  GPU, Inc............................................................   4,800         202,500
  Minnesota Power, Inc................................................   7,200         143,100
  Northern States Power Co............................................   9,400         227,362
  PG&E Corp...........................................................   6,800         221,000
  Puget Sound Energy, Inc.............................................   6,200         148,800
  Texas Utilities Co..................................................  24,300       1,002,375
  Unicom Corp.........................................................   3,400         131,112
  UtiliCorp United, Inc...............................................  17,200         418,175
                                                                                  ------------
                                                                                     3,359,073
                                                                                  ------------
ELECTRICAL EQUIPMENT--2.6%
  General Electric Co.................................................  16,400       1,853,200
  Rockwell International Corp.........................................   2,100         127,575
                                                                                  ------------
                                                                                     1,980,775
                                                                                  ------------
ELECTRONICS (SEMICONDUCTORS)--2.8%
  Intel Corp..........................................................  26,800       1,594,600
  Micron Technology, Inc. (b).........................................     500          20,156
  Texas Instruments, Inc..............................................   3,100         449,500
  Vitesse Semiconductor Corp. (b).....................................     300          20,231
                                                                                  ------------
                                                                                     2,084,487
                                                                                  ------------
ENGINEERING & CONSTRUCTION--0.0%
  McDermott International, Inc........................................     300           8,475
                                                                                  ------------
ENTERTAINMENT--0.9%
  Time Warner, Inc....................................................   3,000         220,500
  Viacom, Inc. Class B (b)............................................  10,600         466,400
                                                                                  ------------
                                                                                       686,900
                                                                                  ------------
EQUIPMENT (SEMICONDUCTOR)--0.4%
  Applied Materials, Inc. (b).........................................   3,000         221,625
  Teradyne, Inc. (b)..................................................     900          64,575
                                                                                  ------------
                                                                                       286,200
                                                                                  ------------
FINANCIAL (DIVERSIFIED)--5.7%
  Ambac Financial Group, Inc..........................................   4,000         228,500
  American Express Co.................................................   1,000         130,125
  Citigroup, Inc......................................................  36,300       1,724,250
  Fannie Mae..........................................................  11,600         793,150
  Freddie Mac.........................................................  11,400         661,200
  Morgan Stanley Dean Witter & Co.....................................   7,800         799,500
                                                                                  ------------
                                                                                     4,336,725
                                                                                  ------------
                                                                        SHARES       VALUE
                                                                        -------   ------------
FOODS--1.2%
  Earthgrains Co. (The)...............................................   6,700    $    172,944
  General Mills, Inc..................................................     500          40,187
  Hormel Foods Corp...................................................   6,300         253,575
  Keebler Foods Co. (b)...............................................     400          12,150
  Quaker Oats Co. (The)...............................................   5,800         384,975
  Tyson Foods, Inc. Class A...........................................   1,800          40,500
                                                                                  ------------
                                                                                       904,331
                                                                                  ------------
GOLD & PRECIOUS METALS MINING--0.1%
  Placer Dome, Inc....................................................   3,100          36,619
                                                                                  ------------
HARDWARE & TOOLS--0.2%
  Black & Decker Corp. (The)..........................................   2,200         138,875
                                                                                  ------------
HEALTH CARE (DIVERSIFIED)--4.0%
  Abbott Laboratories.................................................   3,200         145,600
  Allergan, Inc.......................................................   1,700         188,700
  American Home Products Corp.........................................   2,500         143,750
  Bristol-Myers Squibb Co.............................................  16,500       1,162,219
  Johnson & Johnson...................................................   6,400         627,200
  Mallinckrodt, Inc...................................................   3,100         112,762
  Warner-Lambert Co...................................................   8,800         610,500
                                                                                  ------------
                                                                                     2,990,731
                                                                                  ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.3%
  Lilly (Eli) & Co....................................................   5,400         386,775
  Medicis Pharmaceutical Corp. Class A (b)............................   2,900          73,587
  Merck & Co., Inc....................................................   6,900         510,600
  Pfizer, Inc.........................................................   3,900         428,025
  Pharmacia & Upjohn, Inc.............................................   9,600         545,400
  Schering-Plough Corp................................................  10,000         530,000
                                                                                  ------------
                                                                                     2,474,387
                                                                                  ------------
HEALTH CARE (GENERIC AND OTHER)--0.2%
  MedImmune, Inc. (b).................................................   1,300          88,075
  Mylan Laboratories, Inc.............................................   1,500          39,750
                                                                                  ------------
                                                                                       127,825
                                                                                  ------------
HEALTH CARE (MANAGED CARE)--0.8%
  Aetna, Inc..........................................................     700          62,606
  Oxford Health Plans, Inc. (b).......................................   5,200          80,925
  PacifiCare Health Systems, Inc. (b).................................   3,100         223,006
  Trigon Healthcare, Inc. (b).........................................   3,800         138,225
  Wellpoint Health Networks, Inc. (b).................................   1,600         135,800
                                                                                  ------------
                                                                                       640,562
                                                                                  ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Baxter International, Inc...........................................   1,600          97,000
  Ocular Sciences, Inc. (b)...........................................     400           6,950
  Patterson Dental Co. (b)............................................   2,300          79,925
                                                                                  ------------
                                                                                       183,875
                                                                                  ------------
HOMEBUILDING--0.3%
  Centex Corp.........................................................   3,300         123,956
  Horton (D.R.), Inc..................................................     600           9,975
  Kaufman and Broad Home Corp.........................................     400           9,950
  Lennar Corp.........................................................   1,400          33,600
  Pulte Corp..........................................................   2,600          59,963
                                                                                  ------------
                                                                                       237,444
                                                                                  ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
  Maytag Corp.........................................................   1,400          97,563
  Whirlpool Corp......................................................   1,100          81,400
                                                                                  ------------
                                                                                       178,963
                                                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.4%
  Church & Dwight Co., Inc............................................   5,200         226,200
  Kimberly-Clark Corp.................................................   9,500         541,500
  Procter & Gamble Co. (The)..........................................   3,300         294,525
                                                                                  ------------
                                                                                     1,062,225
                                                                                  ------------

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                        SHARES       VALUE
                                                                        -------   ------------
HOUSEWARES--0.3%
  Tupperware Corp.....................................................  10,200    $    260,100
                                                                                  ------------
INSURANCE (LIFE/HEALTH)--1.0%
  Lincoln National Corp...............................................  14,200         742,838
                                                                                  ------------
INSURANCE (MULTI-LINE)--0.3%
  Hartford Financial Services Group, Inc. (The).......................   2,600         151,613
  Loews Corp..........................................................   1,100          87,038
                                                                                  ------------
                                                                                       238,651
                                                                                  ------------
INSURANCE (PROPERTY-CASUALTY)--0.5%
  Allstate Corp. (The)................................................   9,700         347,988
                                                                                  ------------
INSURANCE BROKERS--1.3%
  Gallagher (Arthur J.) & Co..........................................   5,400         267,300
  Marsh & McLennan Companies, Inc.....................................   9,700         732,350
                                                                                  ------------
                                                                                       999,650
                                                                                  ------------
INVESTMENT BANKING/BROKERAGE--1.1%
  Bear Stearns Companies, Inc. (The)..................................     900          42,075
  Edwards (A.G.), Inc.................................................     800          25,800
  Lehman Brothers Holdings, Inc.......................................   1,400          87,150
  Merrill Lynch & Co., Inc............................................   5,600         447,650
  Schwab (Charles) Corp...............................................   2,100         230,738
                                                                                  ------------
                                                                                       833,413
                                                                                  ------------
INVESTMENT MANAGEMENT--0.2%
  Equitable Companies, Inc. (The).....................................   2,400         160,800
                                                                                  ------------
LEISURE TIME (PRODUCTS)--0.1%
  Hasbro, Inc.........................................................   2,400          67,050
                                                                                  ------------
MACHINERY (DIVERSIFIED)--1.0%
  Ingersoll-Rand Co...................................................   3,800         245,575
  Manitowoc Co., Inc. (The)...........................................   1,500          62,438
  Mettler-Toledo International, Inc. (b)..............................   5,700         141,431
  Tecumseh Products Co. Class A.......................................   3,700         224,081
  Terex Corp. (b).....................................................   2,800          85,225
                                                                                  ------------
                                                                                       758,750
                                                                                  ------------
MANUFACTURING (DIVERSIFIED)--2.2%
  AlliedSignal, Inc...................................................   3,600         226,800
  Crane Co............................................................   2,800          88,025
  National Service Industries, Inc....................................   2,900         104,400
  Pentair, Inc........................................................   1,700          77,775
  Premark International, Inc..........................................   7,700         288,750
  Tyco International Ltd..............................................   5,800         549,550
  United Technologies Corp............................................   5,000         358,438
                                                                                  ------------
                                                                                     1,693,738
                                                                                  ------------
MANUFACTURING (SPECIALIZED)--0.2%
  Briggs & Stratton Corp..............................................   1,400          80,850
  York International Corp.............................................   2,400         102,750
                                                                                  ------------
                                                                                       183,600
                                                                                  ------------
NATURAL GAS--1.1%
  MDU Resources Group, Inc............................................   3,800          86,688
  Sempra Energy.......................................................  18,100         409,513
  Southwest Gas Corp..................................................  10,900         312,013
                                                                                  ------------
                                                                                       808,214
                                                                                  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.4%
  Apache Corp.........................................................   7,600         296,400
                                                                                  ------------
OIL (DOMESTIC INTEGRATED)--0.9%
  Atlantic Richfield Co...............................................   5,100         426,169
  Unocal Corp.........................................................   6,800         269,450
                                                                                  ------------
                                                                                       695,619
                                                                                  ------------
OIL (INTERNATIONAL INTEGRATED)--1.6%
  Chevron Corp........................................................   4,000         380,750
  Exxon Corp..........................................................   7,900         609,288
  Texaco, Inc.........................................................   3,000         187,500
                                                                                  ------------
                                                                                     1,177,538
                                                                                  ------------
                                                                        SHARES       VALUE
                                                                        -------   ------------
PAPER & FOREST PRODUCTS--0.6%
  Georgia-Pacific Group...............................................   3,400    $    161,075
  Louisiana-Pacific Corp..............................................  11,600         275,500
                                                                                  ------------
                                                                                       436,575
                                                                                  ------------
PHOTOGRAPHY/IMAGING--0.4%
  Eastman Kodak Co....................................................   5,000         338,750
                                                                                  ------------
PUBLISHING (NEWSPAPERS)--0.3%
  Knight-Ridder, Inc..................................................   2,900         159,319
  Times Mirror Co. (The) Class A......................................   1,300          77,025
                                                                                  ------------
                                                                                       236,344
                                                                                  ------------
RAILROADS--0.5%
  Union Pacific Corp..................................................   6,500         379,031
                                                                                  ------------
RESTAURANTS--0.1%
  Bob Evans Farms, Inc................................................   3,400          67,575
                                                                                  ------------
RETAIL (BUILDING SUPPLIES)--1.0%
  Home Depot, Inc. (The)..............................................   9,400         605,713
  Lowe's Companies, Inc...............................................   2,100         119,044
                                                                                  ------------
                                                                                       724,757
                                                                                  ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.3%
  Best Buy Co., Inc. (b)..............................................   2,800         189,000
                                                                                  ------------
RETAIL (DISCOUNTERS)--0.1%
  Family Dollar Stores, Inc...........................................     400           9,600
  Ross Stores, Inc....................................................   1,100          55,413
                                                                                  ------------
                                                                                        65,013
                                                                                  ------------
RETAIL (FOOD CHAINS)--0.1%
  Safeway, Inc. (b)...................................................   1,000          49,500
                                                                                  ------------
RETAIL (GENERAL MERCHANDISE)--2.6%
  Kmart Corp. (b).....................................................   3,800          62,463
  Sears, Roebuck & Co.................................................   7,400         329,763
  Wal-Mart Stores, Inc................................................  31,900       1,539,175
                                                                                  ------------
                                                                                     1,931,401
                                                                                  ------------
RETAIL (SPECIALTY)--0.3%
  Claire's Stores, Inc................................................   2,900          74,313
  Toys "R" Us, Inc. (b)...............................................   1,800          37,238
  Zale Corp. (b)......................................................   2,000          80,000
                                                                                  ------------
                                                                                       191,551
                                                                                  ------------
RETAIL (SPECIALTY-APPAREL)--0.7%
  AnnTaylor Stores Corp. (b)..........................................   1,600          72,000
  Gap, Inc. (The).....................................................   4,200         211,575
  TJX Companies, Inc. (The)...........................................   7,100         236,519
                                                                                  ------------
                                                                                       520,094
                                                                                  ------------
SAVINGS & LOAN COMPANIES--0.0%
  GreenPoint Financial Corp...........................................     800          26,250
                                                                                  ------------
SERVICES (ADVERTISING/MARKETING)--0.3%
  ACNielsen Corp. (b).................................................     600          18,150
  Omnicom Group, Inc..................................................   1,300         104,000
  Snyder Communications, Inc. (b).....................................   3,600         117,900
                                                                                  ------------
                                                                                       240,050
                                                                                  ------------
SERVICES (COMMERCIAL & CONSUMER)--1.1%
  H&R Block, Inc......................................................   5,400         270,000
  Hertz Corp. (The) Class A...........................................   1,500          93,000
  Metzler Group, Inc. (The) (b).......................................   3,300          91,163
  Ogden Corp..........................................................  10,100         272,069
  Viad Corp...........................................................   3,500         108,281
                                                                                  ------------
                                                                                       834,513
                                                                                  ------------
SERVICES (COMPUTER SYSTEMS)--0.1%
  SunGard Data Systems, Inc. (b)......................................   2,600          89,700
                                                                                  ------------
SERVICES (DATA PROCESSING)--0.3%
  Concord EFS, Inc. (b)...............................................   3,000         126,938
  NOVA Corp. (b)......................................................   1,700          42,500

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                        SHARES       VALUE
                                                                        -------   ------------
SERVICES (DATA PROCESSING)--CONTINUED
  Paychex, Inc........................................................   1,800    $     57,375
                                                                                  ------------
                                                                                       226,813
                                                                                  ------------
SPECIALTY PRINTING--0.7%
  Deluxe Corp.........................................................  13,400         521,763
                                                                                  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.8%
  AT&T Corp...........................................................  24,300       1,356,244
  MCI WorldCom, Inc. (b)..............................................   8,600         741,750
                                                                                  ------------
                                                                                     2,097,994
                                                                                  ------------
TELEPHONE--5.0%
  Ameritech Corp......................................................   6,300         463,050
  Bell Atlantic Corp..................................................  10,700         699,513
  BellSouth Corp......................................................  20,800         975,000
  GTE Corp............................................................   6,100         462,075
  SBC Communications, Inc.............................................  21,000       1,218,000
                                                                                  ------------
                                                                                     3,817,638
                                                                                  ------------
TEXTILES (APPAREL)--0.4%
  Jones Apparel Group, Inc. (b).......................................   3,900         133,819
  Tommy Hilfiger Corp. (b)............................................   2,700         198,450
                                                                                  ------------
                                                                                       332,269
                                                                                  ------------
TOBACCO--0.9%
  Philip Morris Companies, Inc........................................  17,700         711,319
                                                                                  ------------
TRUCKS & PARTS--0.1%
  PACCAR, Inc.........................................................     800          42,700
                                                                                  ------------
TOTAL COMMON STOCKS
  (Identified cost $61,063,212)................................................     70,751,892
                                                                                  ------------
FOREIGN COMMON STOCKS--2.5%
COMMUNICATIONS EQUIPMENT--0.3%
  Nortel Networks Corp. (Canada)......................................   2,900         251,756
                                                                                  ------------
                                                                        SHARES       VALUE
                                                                        -------   ------------
FOODS--0.7%
  Unilever NV NY Registered Shares (Netherlands)......................   7,200    $    502,200
                                                                                  ------------
OIL (INTERNATIONAL INTEGRATED)--1.5%
  BP Amoco PLC Sponsored ADR (United Kingdom).........................   2,900         314,650
  Royal Dutch Petroleum Co. NY Registered Shares (Netherlands)........
                                                                        14,000         843,500
                                                                                  ------------
                                                                                     1,158,150
                                                                                  ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,784,418).................................................      1,912,106
                                                                                  ------------
UNIT INVESTMENT TRUSTS--3.1%
  S&P 500 Depository Receipts.........................................  17,000       2,328,203
                                                                                  ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $2,115,065).................................................      2,328,203
                                                                                  ------------
TOTAL LONG-TERM INVESTMENTS--99.0%
  (Identified cost $64,962,695)................................................     74,992,201
                                                                                  ------------

                                                     STANDARD          PAR
                                                     & POOR'S         VALUE
                                                      RATING          (000)
                                                    -----------   -------------
SHORT-TERM OBLIGATIONS--1.8%
COMMERCIAL PAPER--1.8%
  Corporate Asset Funding Co., Inc. 5.55%,
    7/1/99........................................  A-1+          $       1,325         1,325,000
                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,325,000).................................................         1,325,000
                                                                                  ---------------
TOTAL INVESTMENTS--100.8%
  (Identified cost $66,287,695)................................................        76,317,201(a)
  Cash and receivables, less liabilities--(0.8%)...............................          (593,636)
                                                                                  ---------------
NET ASSETS--100.0%.............................................................   $    75,723,565
                                                                                  ---------------
                                                                                  ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,298,159 and gross depreciation of $1,347,113 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purpose was $66,366,155.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $66,287,695)....................................  $  76,317,201
Cash..............................................          3,522
Receivables
  Investment securities sold......................        197,271
  Fund shares sold................................        162,072
  Dividends and interest..........................        101,703
Prepaid expenses..................................            781
                                                    -------------
    Total assets..................................     76,782,550
                                                    -------------
LIABILITIES
Payables
  Investment securities purchased.................        973,036
  Fund shares repurchased.........................         14,295
  Investment advisory fee.........................         20,263
  Financial agent fee.............................          7,790
  Trustees' fee...................................          7,353
Accrued expenses..................................         36,248
                                                    -------------
    Total liabilities.............................      1,058,985
                                                    -------------
NET ASSETS........................................  $  75,723,565
                                                    -------------
                                                    -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial
    interest......................................  $  64,983,524
  Undistributed net investment income.............        184,139
  Accumulated net realized gain...................        526,396
  Net unrealized appreciation.....................     10,029,506
                                                    -------------
NET ASSETS........................................  $  75,723,565
                                                    -------------
                                                    -------------
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization..................      5,720,789
                                                    -------------
                                                    -------------
Net asset value and offering price per share......  $       13.24
                                                    -------------
                                                    -------------

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     463,295
  Interest..................................................         26,185
                                                              -------------
    Total investment income.................................        489,480
                                                              -------------
EXPENSES
  Investment advisory fee...................................        201,153
  Financial agent fee.......................................         41,297
  Custodian.................................................         24,303
  Professional..............................................         14,035
  Trustees..................................................          9,917
  Printing..................................................          6,706
  Miscellaneous.............................................          4,441
                                                              -------------
    Total expenses..........................................        301,852
    Less expenses borne by investment adviser...............        (57,585)
                                                              -------------
    Net expenses............................................        244,267
                                                              -------------
NET INVESTMENT INCOME.......................................        245,213
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        929,528
  Net realized gains on written options.....................         26,978
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      4,983,814
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      5,940,320
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   6,185,533
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS     FROM INCEPTION
                                                              ENDED 6/30/99      3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      245,213   $     159,891
  Net realized gain (loss)..................................         956,506        (430,367)
  Net change in unrealized appreciation (depreciation)......       4,983,814       5,045,692
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       6,185,533       4,775,216
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................         (56,685)       (159,891)
  In excess of net investment income........................              --          (4,132)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................         (56,685)       (164,023)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,226,355 and 4,102,319
    shares, respectively)...................................      40,144,602      43,754,814
  Net asset value of shares issued from reinvestment of
    distributions (4,358 and 14,099 shares, respectively)...          56,685         164,023
  Cost of shares repurchased (1,000,218 and 626,124 shares,
    respectively)...........................................     (12,466,719)     (6,669,881)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      27,734,568      37,248,956
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      33,863,416      41,860,149
NET ASSETS
  Beginning of period.......................................      41,860,149              --
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $184,139 AND DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($4,389), RESPECTIVELY)............  $   75,723,565   $  41,860,149
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS     FROM INCEPTION
                                                              ENDED 6/30/99      3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
Net asset value, beginning of period........................  $       11.99    $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................           0.04(3)          0.05(3)
  Net realized and unrealized gain (loss)...................           1.22             1.99
                                                                    -------          -------
    TOTAL FROM INVESTMENT OPERATIONS........................           1.26             2.04
                                                                    -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................          (0.01)           (0.05)
                                                                    -------          -------
    TOTAL DISTRIBUTIONS.....................................          (0.01)           (0.05)
                                                                    -------          -------
CHANGE IN NET ASSET VALUE...................................           1.25             1.99
                                                                    -------          -------
NET ASSET VALUE, END OF PERIOD..............................         $13.24           $11.99
                                                                    -------          -------
                                                                    -------          -------
Total return................................................          10.45%(2)         20.45%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................        $75,724          $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses........................................           0.85%(1)          0.85%(1)
  Net investment income.....................................           0.85%(1)          1.02%(1)
Portfolio turnover rate.....................................             33%(2)            81%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.05 per share, respectively.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                                SHARES       VALUE
                                                                               ---------   ----------
COMMON STOCKS--91.4%
AUTO PARTS & EQUIPMENT--2.9%
  Lear Corp. (b).............................................................      6,280   $  312,430
                                                                                           ----------
BANKS (MAJOR REGIONAL)--2.6%
  Comerica, Inc..............................................................      4,745      282,031
                                                                                           ----------
BANKS (REGIONAL)--3.3%
  UnionBanCal Corp...........................................................      9,840      355,470
                                                                                           ----------
BIOTECHNOLOGY--2.1%
  Biogen, Inc. (b)...........................................................      3,520      226,380
                                                                                           ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.4%
  Chancellor Media Corp. (b).................................................      4,770      262,946
                                                                                           ----------
CHEMICALS (SPECIALTY)--2.7%
  Hercules, Inc..............................................................      7,530      296,023
                                                                                           ----------
COMMUNICATIONS EQUIPMENT--18.0%
  ADC Telecommunications, Inc. (b)...........................................      6,820      310,736
  American Tower Corp. Class A (b)...........................................     12,760      306,240
  Comverse Technology, Inc. (b)..............................................      4,275      322,762
  Copper Mountain Networks, Inc. (b).........................................      2,500      193,125
  Crown Castle International Corp. (b).......................................     10,620      221,029
  EchoStar Communications Corp. (b)..........................................      1,290      197,934
  QUALCOMM, Inc. (b).........................................................      2,750      394,625
                                                                                           ----------
                                                                                            1,946,451
                                                                                           ----------
COMPUTERS (SOFTWARE & SERVICES)--1.1%
  International Integration, Inc. (b)........................................      5,170      116,325
                                                                                           ----------
DISTRIBUTORS (FOOD & HEALTH)--2.1%
  WESCO International, Inc. (b)..............................................     11,040      226,320
                                                                                           ----------
ELECTRICAL EQUIPMENT--4.0%
  SPX Corp. (b)..............................................................      3,570      298,095
  Universal Electronics, Inc. (b)............................................      4,950      138,909
                                                                                           ----------
                                                                                              437,004
                                                                                           ----------
ELECTRONICS (SEMICONDUCTORS)--7.6%
  RF Micro Devices, Inc. (b).................................................      6,400      477,600
  Xilinx, Inc. (b)...........................................................      6,110      349,798
                                                                                           ----------
                                                                                              827,398
                                                                                           ----------
EQUIPMENT (SEMICONDUCTOR)--3.4%
  KLA-Tencor Corp. (b).......................................................      5,710      370,436
                                                                                           ----------
HEALTH CARE (MANAGED CARE)--3.0%
  Wellpoint Health Networks, Inc. (b)........................................      3,760      319,130
                                                                                           ----------
INVESTMENT BANKING/BROKERAGE--2.9%
  Donaldson, Lufkin & Jenrette, Inc..........................................      5,250      316,313
                                                                                           ----------

                                                                                SHARES       VALUE
                                                                               ---------   ----------
OIL & GAS (DRILLING & EQUIPMENT)--6.6%
  Nabors Industries, Inc. (b)................................................     13,850   $  338,459
  Weatherford International, Inc. (b)........................................     10,210      373,941
                                                                                           ----------
                                                                                              712,400
                                                                                           ----------
PAPER & FOREST PRODUCTS--5.9%
  Mead Corp. (The)...........................................................      9,170      382,848
  Smurfit-Stone Container Corp. (b)..........................................     12,350      253,947
                                                                                           ----------
                                                                                              636,795
                                                                                           ----------
RETAIL (COMPUTERS & ELECTRONICS)--7.0%
  Best Buy Co., Inc. (b).....................................................      5,500      371,250
  Tandy Corp.................................................................      7,940      388,068
                                                                                           ----------
                                                                                              759,318
                                                                                           ----------
RETAIL (SPECIALTY-APPAREL)--6.8%
  Abercrombie & Fitch Co. Class A (b)........................................      8,580      411,840
  TJX Companies, Inc. (The)..................................................      9,870      328,794
                                                                                           ----------
                                                                                              740,634
                                                                                           ----------
SERVICES (ADVERTISING/MARKETING)--4.0%
  Outdoor Systems, Inc. (b)..................................................     11,755      429,058
                                                                                           ----------
SERVICES (DATA PROCESSING)--3.0%
  Concord EFS, Inc. (b)......................................................      7,600      321,575
                                                                                           ----------
TOTAL COMMON STOCKS
  (Identified cost $8,108,227)..........................................................    9,894,437
                                                                                           ----------
TOTAL LONG-TERM INVESTMENTS--91.4%
  (Identified cost $8,108,227)..........................................................    9,894,437
                                                                                           ----------

                                                     STANDARD         PAR
                                                     & POOR'S        VALUE
                                                      RATING         (000)
                                                    -----------   -----------
SHORT-TERM OBLIGATIONS--8.7%
COMMERCIAL PAPER--8.7%
  CXC, Inc 5.80%, 7/1/99..........................  A-1+          $      300         300,000
  Corporate Asset Funding Co., Inc. 5.55%,
    7/1/99........................................  A-1+                 345         345,000
  Exxon Imperial Funding U.S., Inc. 5.80%,
    7/1/99........................................  A-1+                 300         300,000
                                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $945,000).................................................        945,000
                                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $9,053,227)...............................................     10,839,437(a)
  Cash and receivables, less liabilities--(0.1%).............................         (9,920)
                                                                                ------------
NET ASSETS--100.0%...........................................................   $ 10,829,517
                                                                                ------------
                                                                                ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,879,213 and gross depreciation of $95,718 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purpose was $9,055,942.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $9,053,227).....................................  $  10,839,437
Receivables
  Investment securities sold......................        212,723
  Interest and dividends..........................          3,823
  Fund shares sold................................          1,572
Prepaid expenses..................................            147
                                                    -------------
    Total assets..................................     11,057,702
                                                    -------------
LIABILITIES
Payables
  Custodian.......................................            266
  Investment securities purchased.................        167,285
  Fund shares repurchased.........................         22,919
  Trustees' fee...................................          7,353
  Financial agent fee.............................          3,132
  Investment advisory fee.........................          1,766
Accrued expenses..................................         25,464
                                                    -------------
    Total liabilities.............................        228,185
                                                    -------------
NET ASSETS........................................  $  10,829,517
                                                    -------------
                                                    -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial
    interest......................................  $   8,989,159
  Undistributed net investment loss...............        (14,403)
  Accumulated net realized gain...................         68,551
  Net unrealized appreciation.....................      1,786,210
                                                    -------------
NET ASSETS........................................  $  10,829,517
                                                    -------------
                                                    -------------
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization..................        850,942
                                                    -------------
                                                    -------------
Net asset value and offering price per share......  $       12.73
                                                    -------------
                                                    -------------

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $      16,331
  Dividends.................................................         15,171
                                                              -------------
    Total investment income.................................         31,502
                                                              -------------
EXPENSES
  Investment advisory fee...................................         34,442
  Financial agent fee.......................................         21,212
  Professional..............................................         13,821
  Trustees..................................................          9,917
  Printing..................................................          6,080
  Custodian.................................................          5,911
  Miscellaneous.............................................          2,134
                                                              -------------
    Total expenses..........................................         93,517
    Less expense borne by investment adviser................        (48,309)
                                                              -------------
    Net expenses............................................         45,208
                                                              -------------
NET INVESTMENT INCOME.......................................        (13,706)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        241,148
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        371,470
                                                              -------------
NET GAIN ON INVESTMENTS.....................................        612,618
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     598,912
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS     FROM INCEPTION
                                                              ENDED 6/30/99      3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      (13,706)  $       5,783
  Net realized gain (loss)..................................         241,148        (172,597)
  Net change in unrealized appreciation (depreciation)......         371,470       1,414,740
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................         598,912       1,247,926
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................              --          (5,783)
  In excess of net investment income........................              --            (697)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................              --          (6,480)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (329,638 and 958,184
    shares).................................................       3,830,683       9,826,161
  Net asset value of shares issued from reinvestment of
    distributions (0 and 557 shares)........................              --           6,480
  Cost of shares repurchased (127,904 and 309,533
    shares).................................................      (1,497,222)     (3,176,943)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       2,333,461       6,655,698
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................       2,932,373       7,897,144
NET ASSETS
  Beginning of period.......................................       7,897,144              --
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($14,403) AND DISTRIBUTIONS IN EXCESS
    OF NET INVESTMENT INCOME OF ($697)).....................  $   10,829,517   $   7,897,144
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 SIX MONTHS       FROM INCEPTION
                                                               ENDED 6/30/99        3/2/98 TO
                                                                (UNAUDITED)          12/31/98
                                                              ----------------   ----------------
Net asset value, beginning of period........................  $       12.16      $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................          (0.02)(3)(4)        0.01(3)(4)
  Net realized and unrealized gain (loss)...................           0.59               2.16
                                                                    -------            -------
    TOTAL FROM INVESTMENT OPERATIONS........................           0.57               2.17
                                                                    -------            -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................             --              (0.01)
                                                                    -------            -------
    TOTAL DISTRIBUTIONS.....................................             --              (0.01)
                                                                    -------            -------
CHANGE IN NET ASSET VALUE...................................           0.57               2.16
                                                                    -------            -------
NET ASSET VALUE, END OF PERIOD..............................         $12.73      $       12.16
                                                                    -------            -------
                                                                    -------            -------
Total return................................................           4.62%(2)          12.75%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................        $10,830             $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses........................................           1.05%(1)           1.05%(1)
  Net investment income.....................................          (0.32)%(1)          0.15%(1)
Portfolio turnover rate.....................................            110%(2)            127%(2)

(1)  Annualized.
(2)  Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.15 per share, respectively.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                                SHARES       VALUE
                                                                               ---------   ----------
COMMON STOCKS--80.5%
AIR FREIGHT--3.6%
  FDX Corp. (b)..............................................................      6,400   $  347,200
                                                                                           ----------
AUTO PARTS & EQUIPMENT--2.5%
  Borg-Warner Automotive, Inc................................................      4,400      242,000
                                                                                           ----------
BANKS (MAJOR REGIONAL)--4.6%
  Mellon Bank Corp...........................................................      5,600      203,700
  Summit Bancorp.............................................................      5,600      234,150
                                                                                           ----------
                                                                                              437,850
                                                                                           ----------
BANKS (MONEY CENTER)--5.1%
  Bank of America Corp.......................................................      2,800      205,275
  Chase Manhattan Corp. (The)................................................      3,300      285,862
                                                                                           ----------
                                                                                              491,137
                                                                                           ----------
BUILDING MATERIALS--4.3%
  Armstrong World Industries, Inc............................................      3,100      179,219
  Owens Corning..............................................................      6,800      233,750
                                                                                           ----------
                                                                                              412,969
                                                                                           ----------
COMPUTERS (PERIPHERALS)--2.9%
  Storage Technology Corp. (b)...............................................     12,300      279,825
                                                                                           ----------
COMPUTERS (SOFTWARE & SERVICES)--2.8%
  Cadence Design System, Inc. (b)............................................     20,900      266,475
                                                                                           ----------
CONSTRUCTION (CEMENT & AGGREGATES)--5.3%
  Lafarge Corp...............................................................      6,800      240,975
  Southdown, Inc.............................................................      4,100      263,425
                                                                                           ----------
                                                                                              504,400
                                                                                           ----------
ELECTRIC COMPANIES--1.4%
  Western Resources, Inc.....................................................      5,000      133,125
                                                                                           ----------
ELECTRICAL EQUIPMENT--2.7%
  Harman International Industries, Inc.......................................      5,900      259,600
                                                                                           ----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--5.1%
  Arrow Electronics, Inc. (b)................................................     12,900      245,100
  Avnet, Inc.................................................................      5,300      246,450
                                                                                           ----------
                                                                                              491,550
                                                                                           ----------
FOODS--1.8%
  IBP, Inc...................................................................      7,100      168,625
                                                                                           ----------
HEALTH CARE (GENERIC AND OTHER)--5.0%
  ICN Pharmaceuticals, Inc...................................................      7,600      244,625
  Mylan Laboratories, Inc....................................................      8,900      235,850
                                                                                           ----------
                                                                                              480,475
                                                                                           ----------
HEALTH CARE (SPECIALIZED SERVICES)--1.8%
  Omnicare, Inc..............................................................     13,300      167,912
                                                                                           ----------
HOUSEHOLD FURNISHINGS & APPLIANCES--2.7%
  Maytag Corp................................................................      3,700      257,844
                                                                                           ----------
INSURANCE (PROPERTY-CASUALTY)--6.2%
  Berkley (W.R.) Corp........................................................      7,800      195,000
  Chubb Corp. (The)..........................................................      3,600      250,200
  Old Republic International Corp............................................      8,500      147,156
                                                                                           ----------
                                                                                              592,356
                                                                                           ----------

                                                                                SHARES       VALUE
                                                                               ---------   ----------
INVESTMENT BANKING/BROKERAGE--5.8%
  Merrill Lynch & Co., Inc...................................................      3,800   $  303,763
  Paine Webber Group, Inc....................................................      5,400      252,450
                                                                                           ----------
                                                                                              556,213
                                                                                           ----------
IRON & STEEL--5.4%
  Cleveland-Cliffs, Inc......................................................      5,800      187,775
  UCAR International, Inc. (b)...............................................     13,000      328,250
                                                                                           ----------
                                                                                              516,025
                                                                                           ----------
MANUFACTURING (SPECIALIZED)--2.7%
  Diebold, Inc...............................................................      9,000      258,750
                                                                                           ----------
OIL & GAS (REFINING & MARKETING)--1.5%
  Sunoco, Inc................................................................      4,800      144,900
                                                                                           ----------
RAILROADS--2.4%
  Burlington Northern Santa Fe Corp..........................................      7,400      229,400
                                                                                           ----------
RETAIL (SPECIALTY)--2.4%
  Jo-Ann Stores, Inc. Class A (b)............................................     15,200      228,000
                                                                                           ----------
TELEPHONE--2.5%
  GTE Corp...................................................................      3,200      242,400
                                                                                           ----------
TOTAL COMMON STOCKS
  (Identified cost $7,719,848)..........................................................    7,709,031
                                                                                           ----------
FOREIGN COMMON STOCKS--19.6%
AIRLINES--2.3%
  KLM Royal Dutch Airlines NV NY Registered Shares (Netherlands).............
                                                                                   7,800      222,787
                                                                                           ----------
BANKS (MONEY CENTER)--1.5%
  National Bank of Canada (Canada)...........................................     11,400      148,314
                                                                                           ----------
COMMUNICATIONS EQUIPMENT--2.4%
  ECI Telecom Ltd. (Israel)..................................................      6,800      225,675
                                                                                           ----------
ELECTRICAL EQUIPMENT--2.8%
  Koninklijke (Royal) Philips Electronics NV NY Registered Shares
    (Netherlands)............................................................      2,668      269,134
                                                                                           ----------
INSURANCE (PROPERTY-CASUALTY)--1.9%
  PartnerRe Ltd. (Bermuda)...................................................      4,800      179,400
                                                                                           ----------
MACHINERY (DIVERSIFIED)--4.1%
  New Holland NV (Netherlands)...............................................     22,700      388,738
                                                                                           ----------
OIL & GAS (DRILLING & EQUIPMENT)--2.1%
  Petroleum Geo-Services Sponsored ADR (Norway) (b)..........................     13,500      200,813
                                                                                           ----------
RAILROADS--2.5%
  Canadian National Railway Co. (Canada).....................................      3,600      241,200
                                                                                           ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,940,715)..........................................................    1,876,061
                                                                                           ----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $9,660,563)..........................................................    9,585,092(a)
  Cash and receivables, less liabilities--(0.1%)........................................       (6,255)
                                                                                           ----------
NET ASSETS--100.0%......................................................................   $9,578,837
                                                                                           ----------
                                                                                           ----------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,181,811 and gross depreciation of $1,257,282 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $9,660,563.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $9,660,563)...............................................  $ 9,585,092
Cash........................................................       36,180
Receivables
  Dividends and interest....................................       10,898
  Fund shares sold..........................................       10,349
Prepaid expenses............................................          160
                                                              -----------
    Total assets............................................    9,642,679
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................        1,384
  Investment advisory fee...................................       24,842
  Trustees' fee.............................................        7,353
  Financial agent fee.......................................        3,616
Accrued expenses............................................       26,647
                                                              -----------
  Total liabilities.........................................       63,842
                                                              -----------
NET ASSETS..................................................  $ 9,578,837
                                                              -----------
                                                              -----------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $10,299,243
  Undistributed net investment income.......................       31,590
  Accumulated net realized loss.............................     (676,525)
  Net unrealized depreciation...............................      (75,471)
                                                              -----------
NET ASSETS..................................................  $ 9,578,837
                                                              -----------
                                                              -----------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    1,107,470
                                                              -----------
                                                              -----------
Net asset value and offering price per share................  $      8.65
                                                                    -----
                                                                    -----

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   90,279
  Interest..................................................       6,541
  Foreign taxes withheld....................................      (3,745)
                                                              ----------
    Total investment income.................................      93,075
                                                              ----------
EXPENSES
  Investment advisory fee...................................      44,022
  Financial agent fee.......................................      21,512
  Professional..............................................      14,840
  Trustees..................................................       9,917
  Printing..................................................       6,187
  Custodian.................................................       5,206
  Miscellaneous.............................................       2,124
                                                              ----------
    Total expenses..........................................     103,808
    Less expenses borne by investment adviser...............     (53,495)
                                                              ----------
    Net expenses............................................      50,313
                                                              ----------
NET INVESTMENT INCOME.......................................      42,762
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (334,961)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     196,986
                                                              ----------
NET LOSS ON INVESTMENTS.....................................    (137,975)
                                                              ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (95,213)
                                                              ----------
                                                              ----------

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS     FROM INCEPTION
                                                              ENDED 6/30/99      3/2/98 TO
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      42,762    $      23,057
  Net realized gain (loss)..................................       (334,961)        (341,564)
  Net change in unrealized appreciation (depreciation)......        196,986         (272,457)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        (95,213)        (590,964)
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (11,054)         (23,057)
  In excess of net investment income........................             --             (118)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (11,054)         (23,175)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (466,824 and 1,051,036
    shares, respectively)...................................      3,885,543        9,921,823
  Net asset value of shares issued from reinvestment of
    distributions (1,283 and 2,696 shares, respectively)....         11,054           23,175
  Cost of shares repurchased (254,204 and 160,165 shares,
    respectively)...........................................     (2,107,085)      (1,435,267)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      1,789,512        8,509,731
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      1,683,245        7,895,592
NET ASSETS
  Beginning of period.......................................      7,895,592               --
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $31,590 AND DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME OF ($118), RESPECTIVELY)..........  $   9,578,837    $   7,895,592
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                       SIX MONTHS         FROM INCEPTION
                                                     ENDED 6/30/99          3/2/98 TO
                                                      (UNAUDITED)            12/31/98
                                                    ----------------     ----------------
Net asset value, beginning of period..............  $        8.84        $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................           0.04(3)(4)           0.03(3)(4)
  Net realized and unrealized gain (loss).........          (0.22)               (1.16)
                                                           ------              -------
    TOTAL FROM INVESTMENT OPERATIONS..............          (0.18)               (1.13)
                                                           ------              -------
LESS DISTRIBUTIONS
  Dividends from net investment income............          (0.01)               (0.03)
                                                           ------              -------
    TOTAL DISTRIBUTIONS...........................          (0.01)               (0.03)
                                                           ------              -------
CHANGE IN NET ASSET VALUE.........................          (0.19)               (1.16)
                                                           ------              -------
NET ASSET VALUE, END OF PERIOD....................  $        8.65                $8.84
                                                           ------              -------
                                                           ------              -------
Total return......................................          (2.01)%(2)          (11.37)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).............         $9,579               $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses..............................           1.20%(1)             1.20%(1)
  Net investment income...........................           1.02%(1)             0.52%(1)
Portfolio turnover rate...........................             17%(2)               21%(2)

(1)  Annualized.
(2)  Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.05 and $0.11 per share, respectively.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------   ----------
FOREIGN COMMON STOCKS--91.5%
AUSTRALIA--13.9%
  Australian Gas Light Co., Ltd. (Natural Gas).....      38,000   $  231,157
  BRL Hardy Ltd. (Beverages (Alcoholic))...........     105,000      445,229
  Commonwealth Bank of Australia (Banks (Major
    Regional)).....................................      12,000      191,031
  Leighton Holdings Ltd. (Engineering &
    Construction)..................................      50,000      195,267
  Pacifica Group Ltd. (Auto Parts & Equipment).....      65,000      266,755
  QBE Insurance Group Ltd. (Insurance (Property-
    Casualty)).....................................     115,000      437,696
  Telstra Corp. Ltd. (Telephone)...................      40,000      229,211
                                                                  ----------
                                                                   1,996,346
                                                                  ----------
HONG KONG--20.4%
  Axa China Region Ltd. (Insurance
    (Life/Health)).................................     450,000      359,600
  CDL Hotels International Ltd. (Lodging-Hotels)...     850,000      356,056
  Giordano International Ltd. (Retail
    (Specialty-Apparel))...........................   1,000,000      708,890
  Hongkong Electric Holdings Ltd. (Electric
    Companies).....................................     100,000      322,223
  Johnson Electric Holdings Ltd. (Manufacturing
    (Diversified)).................................      80,000      329,956
  Li & Fung Ltd. (Distributors (Food & Health))....     110,000      263,707
  Smartone Telecommunications (Telephone)..........      75,000      266,800
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified)).................................     450,000      336,400
                                                                  ----------
                                                                   2,943,632
                                                                  ----------
INDIA--6.6%
  BSES Ltd. GDR (Electric Companies)...............      20,000      202,500
  Industrial Credit & Investment Corporation of
    India Ltd. Sponsored GDR (Financial
    (Diversified)).................................      30,000      311,250
  Mahanagar Telephone Nigam Ltd. Sponsored GDR
    (Telecommunications (Long Distance))...........      25,000      253,750
  Ranbaxy Laboratories Ltd. GDR (Health Care
    (Drugs-Major Pharmaceuticals)).................      11,000      184,250
                                                                  ----------
                                                                     951,750
                                                                  ----------
INDONESIA--3.0%
  PT Indosat (Telecommunications (Long
    Distance)).....................................     100,000      191,727
  PT Indosat ADR (Telecommunications (Long
    Distance)).....................................      12,500      243,750
                                                                  ----------
                                                                     435,477
                                                                  ----------
MALAYSIA--4.7%
  Carlsberg Brewery Malaysia Berhad (Beverages
    (Alcoholic))(c)................................      70,000      179,147
  Malaysian Oxygen Berhad (Chemicals
    (Specialty))(c)................................     100,000      213,270
  Sime UEP Properties Berhad (Financial
    (Diversified))(c)..............................     250,000      289,100
                                                                  ----------
                                                                     681,517
                                                                  ----------
NEW ZEALAND--1.8%
  Telecom Corporation of New Zealand Ltd.
    (Telephone)....................................      60,000      257,541
                                                                  ----------
PHILIPPINES--7.7%
  Ayala Land, Inc. (Financial (Diversified)).......     900,000      283,846
  Bank of The Philippine Islands (Banks (Major
    Regional)).....................................     100,000      357,435
  La Tondena Distillers, Inc. (Beverages
    (Alcoholic))...................................     175,000      206,971
  Philippine Long Distance Telephone Co. Sponsored
    ADR (Telecommunications (Long Distance)).......       8,500      256,062
                                                                  ----------
                                                                   1,104,314
                                                                  ----------
SINGAPORE--9.1%
  Chemical Industries (Far East) Ltd. (Financial
    (Diversified)).................................      15,000       18,943

                                                       SHARES       VALUE
                                                      ---------   ----------
SINGAPORE--CONTINUED
  Clipsal Industries (Holdings) Ltd. (Electrical
    Equipment) ....................................     175,000   $  271,250
  Robinson & Co. Ltd. (Retail (Department
    Stores)).......................................     105,000      317,627
  Singapore Press Holdings Ltd. (Publishing
    (Newspapers))..................................      17,000      289,579
  United Overseas Bank Ltd. (Banks (Major
    Regional)).....................................      60,000      419,391
                                                                  ----------
                                                                   1,316,790
                                                                  ----------
SOUTH KOREA--11.7%
  Kookmin Bank (Banks (Major Regional))............      20,000      406,060
  Korea Telecom Corp. (Telephone)..................       5,000      331,760
  Korea Telecom Corp. Sponsored ADR (Telephone)....       4,000      149,500
  Pohang Iron & Steel Co. Ltd. (Iron & Steel)......       5,000      600,689
  Seoul City Gas Co. Ltd. (Natural Gas)............       6,000      191,799
                                                                  ----------
                                                                   1,679,808
                                                                  ----------
SRI LANKA--1.8%
  John Keells Holdings Ltd. (Beverages
    (Alcoholic))...................................      60,000      130,822
  National Development Bank Ltd. (Banks (Major
    Regional)).....................................      99,600      121,111
                                                                  ----------
                                                                     251,933
                                                                  ----------
TAIWAN--2.2%
  Standard Foods Taiwan Ltd. GDR (Foods)(b)........      40,864      320,782
                                                                  ----------
THAILAND--4.8%
  Bec World Public Company Ltd. (Entertainment)....      30,000      185,497
  Phatra Insurance Public Company Ltd. Foreign
    (Insurance (Property-Casualty))................      71,600      231,069
  Ruam Pattana Fund II Local (Financial
    (Diversified))(b)..............................     250,000       46,781
  Ruam Pattana Fund II Foreign (Financial
    (Diversified))(b)..............................   1,250,000      233,905
                                                                  ----------
                                                                     697,252
                                                                  ----------
UNITED KINGDOM--3.8%
  HSBC Holdings PLC (Financial (Diversified))......      10,000      354,193
  Rowe Evans Investments Group PLC (Agricultural
    Products)......................................     200,000      189,155
                                                                  ----------
                                                                     543,348
                                                                  ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $12,455,908)................................   13,180,490
                                                                  ----------
TOTAL LONG-TERM INVESTMENTS--91.5%
  (Identified cost $12,455,908)................................   13,180,490
                                                                  ----------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                          ---------   ---------
SHORT-TERM OBLIGATIONS--2.8%
COMMERCIAL PAPER--2.8%
  Corporate Asset Funding
    Co., Inc. 5.55%, 7/1/99.............  A-1+        $    400        400,000
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $400,000)...................................       400,000
                                                                  -----------
TOTAL INVESTMENTS--94.3%
  (Identified cost $12,855,908)................................    13,580,490(a)
  CASH AND RECEIVABLES, LESS LIABILITIES--5.7%.................       823,049
                                                                  -----------
NET ASSETS--100.0%.............................................   $14,403,539
                                                                  -----------
                                                                  -----------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,754,732 and gross depreciation of $2,064,603 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $12,890,361.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Agricultural Products..............................    1.4%
          Auto Parts & Equipment.............................    2.0
          Banks (Major Regional).............................   11.3
          Beverages (Alcoholic)..............................    7.3
          Chemicals (Specialty)..............................    1.6
          Distributors (Food & Health).......................    2.0
          Electric Companies.................................    4.0
          Electrical Equipment...............................    2.1
          Engineering & Construction.........................    1.5
          Entertainment......................................    1.4
          Financial (Diversified)............................   11.6
          Foods..............................................    2.4
          Health Care (Drugs-Major Pharmaceuticals)..........    1.4
          Insurance (Life/Health)............................    2.7
          Insurance (Property-Casualty)......................    5.1
          Iron & Steel.......................................    4.6
          Lodging-Hotels.....................................    2.7
          Manufacturing (Diversified)........................    5.1
          Natural Gas........................................    3.2
          Publishing (Newspapers)............................    2.2
          Retail (Department Stores).........................    2.4
          Retail (Specialty-Apparel).........................    5.4
          Telecommunications (Long Distance).................    7.2
          Telephone..........................................    9.4
                                                               ------
                                                               100.0%
                                                               ------
                                                               ------

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $12,855,908)..............................................  $  13,580,490
Cash........................................................          1,136
Foreign currency at value (Identified cost $48,220).........         52,101
Receivables
  Fund shares sold..........................................        590,295
  Investment securities sold................................        221,081
  Dividends and interest....................................         56,024
Prepaid expenses............................................            208
                                                              -------------
    Total assets............................................     14,501,335
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................         19,494
  Investment advisory fee...................................         17,151
  Trustees' fee.............................................          9,321
  Financial agent fee.......................................          3,848
Accrued expenses............................................         47,982
                                                              -------------
    Total liabilities.......................................         97,796
                                                              -------------
NET ASSETS..................................................  $  14,403,539
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  16,667,631
  Undistributed net investment income.......................         85,024
  Accumulated net realized loss.............................     (3,078,111)
  Net unrealized appreciation...............................        728,995
                                                              -------------
NET ASSETS..................................................  $  14,403,539
                                                              -------------
                                                              -------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,781,515
                                                              -------------
                                                              -------------
Net asset value and offering price per share................  $        8.08
                                                                      -----
                                                                      -----

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     178,738
  Interest..................................................          8,145
  Foreign taxes withheld....................................         (9,767)
                                                              -------------
    Total investment income.................................        177,116
                                                              -------------
EXPENSES
  Investment advisory fee...................................         54,352
  Financial agent fee.......................................         22,599
  Custodian.................................................         28,937
  Professional..............................................         11,368
  Printing..................................................         10,398
  Trustees..................................................          9,774
  Miscellaneous.............................................          2,823
                                                              -------------
    Total expenses..........................................        140,251
    Less expenses borne by investment adviser...............        (72,311)
                                                              -------------
    Net expenses............................................         67,940
                                                              -------------
NET INVESTMENT INCOME.......................................        109,176
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        331,083
  Net realized gain on foreign currency transactions........          2,260
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      2,811,608
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......          4,709
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      3,149,660
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   3,258,836
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED
                                                                   6/30/99            YEAR ENDED
                                                                 (UNAUDITED)           12/31/98
                                                              ------------------   -----------------
FROM OPERATIONS
  Net investment income (loss)..............................     $    109,176         $      195,924
  Net realized gain (loss)..................................          333,343             (2,798,842)
  Net change in unrealized appreciation (depreciation)......        2,816,317              2,317,131
                                                              ------------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        3,258,836               (285,787)
                                                              ------------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................         (118,700)               (36,125)
  In excess of net investment income........................               --                 (4,147)
                                                              ------------------   -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................         (118,700)               (40,272)
                                                              ------------------   -----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (663,650 and 2,726,957
    shares, respectively)...................................        4,859,485             16,221,934
  Net asset value of shares issued from reinvestment of
    distributions (14,729 and 6,603 shares, respectively)...          118,700                 40,272
  Cost of shares repurchased (448,960 and 2,736,922 shares,
    respectively)...........................................       (3,225,222)           (16,442,409)
                                                              ------------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................        1,752,963               (180,203)
                                                              ------------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................        4,893,099               (506,262)
NET ASSETS
  Beginning of period.......................................        9,510,440             10,016,702
                                                              ------------------   -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $85,024 AND $94,548, RESPECTIVELY).....     $ 14,403,539         $    9,510,440
                                                              ------------------   -----------------
                                                              ------------------   -----------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS
                                                  ENDED          YEAR ENDED DECEMBER 31,        FROM INCEPTION
                                                 6/30/99        --------------------------        9/17/96 TO
                                               (UNAUDITED)         1998            1997            12/31/96
                                               -----------      ----------      ----------      --------------
Net asset value, beginning of period.........     $6.13             $6.44        $9.96              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............       0.07(1)          0.13(1)(4)      0.15(1)           0.05(1)
  Net realized and unrealized gain (loss)....       1.95            (0.41)          (3.36)            (0.04)
                                               -----------          -----           -----           -------
    TOTAL FROM INVESTMENT OPERATIONS.........       2.02            (0.28)          (3.21)             0.01
                                               -----------          -----           -----           -------
LESS DISTRIBUTIONS
  Dividends from net investment income.......      (0.07)           (0.03)          (0.15)            (0.05)
  Dividends from net realized gains..........         --               --           (0.01)               --
  In excess of net investment income.........         --               --           (0.10)               --
  Tax return of capital......................         --               --           (0.05)               --
                                               -----------          -----           -----           -------
    TOTAL DISTRIBUTIONS......................      (0.07)           (0.03)          (0.31)            (0.05)
                                               -----------          -----           -----           -------
CHANGE IN NET ASSET VALUE....................       1.95            (0.31)          (3.52)            (0.04)
                                               -----------          -----           -----           -------
NET ASSET VALUE, END OF PERIOD...............      $8.08            $6.13           $6.44          $   9.96
                                               -----------          -----           -----           -------
                                               -----------          -----           -----           -------

Total return.................................      33.09%(3)        (4.44)%        (32.39)%            0.16%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........    $14,404           $9,510         $10,017           $11,585
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses.........................       1.25%(2)         1.25%           1.25%             1.25%(2)
  Net investment income......................       2.01%(2)         2.09%           1.63%             2.40%(2)
Portfolio turnover rate......................         14%(3)           46%             27%                2%(3)

(1) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.08, $0.07 and $0.03 per share, respectively.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                                SHARES        VALUE
                                                                               ---------   -----------
COMMON STOCKS--96.3%
REAL ESTATE INVESTMENT TRUSTS--94.1%
DIVERSIFIED--11.9%
  Colonial Properties Trust..................................................     16,700   $   471,775
  Crescent Real Estate Equities Co...........................................     59,900     1,422,625
  Vornado Realty Trust.......................................................     52,200     1,843,312
                                                                                           -----------
                                                                                             3,737,712
                                                                                           -----------
HEALTH CARE--2.9%
  Nationwide Health Properties, Inc..........................................     47,900       913,094
                                                                                           -----------
INDUSTRIAL/OFFICE--37.8%
INDUSTRIAL--10.0%
  CenterPoint Properties Trust...............................................     37,600     1,377,100
  First Industrial Realty Trust, Inc.........................................     30,000       823,125
  Weeks Corp.................................................................     30,500       930,250
                                                                                           -----------
                                                                                             3,130,475
                                                                                           -----------
MIXED--6.9%
  Duke Realty Investments, Inc...............................................     31,600       712,975
  Reckson Associates Realty Corp.............................................     62,200     1,461,700
                                                                                           -----------
                                                                                             2,174,675
                                                                                           -----------
OFFICE--20.9%
  Alexandria Real Estate Equities, Inc.......................................     10,000       312,500
  Boston Properties, Inc.....................................................     68,500     2,457,437
  Mack-Cali Realty Corp......................................................     47,200     1,460,250
  Spieker Properties, Inc....................................................     60,200     2,340,275
                                                                                           -----------
                                                                                             6,570,462
                                                                                           -----------
TOTAL INDUSTRIAL/OFFICE.................................................................    11,875,612
                                                                                           -----------
RESIDENTIAL--21.5%
APARTMENTS--16.9%
  Apartment Investment & Management Co.......................................     18,500       790,875
  Avalonbay Communities, Inc.................................................     33,900     1,254,300
  Equity Residential Properties Trust........................................     48,100     2,167,506
  Essex Property Trust, Inc..................................................     30,700     1,086,012
                                                                                           -----------
                                                                                             5,298,693
                                                                                           -----------
MANUFACTURED HOMES--4.6%
  Manufactured Home Communities, Inc.........................................     33,800       878,800
  Sun Communities, Inc.......................................................     16,300       578,650
                                                                                           -----------
                                                                                             1,457,450
                                                                                           -----------
TOTAL RESIDENTIAL.......................................................................     6,756,143
                                                                                           -----------
RETAIL--17.4%
OUTLET CENTERS--2.1%
  Chelsea GCA Realty, Inc....................................................     17,600       653,400
                                                                                           -----------
REGIONAL MALLS--8.6%
  General Growth Properties, Inc.............................................     20,000       710,000
  Macerich Co. (The).........................................................     49,300     1,294,125

                                                                                SHARES        VALUE
                                                                               ---------   -----------
REGIONAL MALLS--CONTINUED
  Urban Shopping Centers, Inc................................................     21,700   $   683,550
                                                                                           -----------
                                                                                             2,687,675
                                                                                           -----------
STRIP CENTERS--6.7%
  Developers Diversified Realty Corp.........................................     40,000       665,000
  JDN Realty Corp............................................................     20,000       447,500
  Kimco Realty Corp..........................................................     25,000       978,125
                                                                                           -----------
                                                                                             2,090,625
                                                                                           -----------
TOTAL RETAIL............................................................................     5,431,700
                                                                                           -----------
SELF STORAGE--2.6%
  Storage USA, Inc...........................................................     25,900       825,563
                                                                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $29,141,679).........................................................    29,539,824
                                                                                           -----------
REAL ESTATE OPERATING COMPANIES--2.2%
DIVERSIFIED--0.1%
  Vornado Operating, Inc. (b)................................................      3,110        24,880
                                                                                           -----------
HEALTH CARE--0.0%
  OMEGA Worldwide, Inc. (b)..................................................      4,641        18,854
                                                                                           -----------
INDUSTRIAL/OFFICE--2.1%
LODGING-HOTELS--0.9%
  Interstate Hotels Corp. (b)................................................      1,996         8,235
  Wyndham International, Inc. Class A (b)....................................     59,891       269,510
                                                                                           -----------
                                                                                               277,745
                                                                                           -----------
MIXED--1.2%
  Reckson Services Industries, Inc. (b)......................................     24,956       377,460
                                                                                           -----------
TOTAL INDUSTRIAL/OFFICE.................................................................       655,205
                                                                                           -----------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $1,340,733)..........................................................       698,939
                                                                                           -----------
TOTAL COMMON STOCKS
  (Identified cost $30,482,412).........................................................    30,238,763
                                                                                           -----------

                                                     STANDARD         PAR
                                                     & POOR'S        VALUE
                                                      RATING         (000)
                                                    -----------   -----------
SHORT-TERM OBLIGATIONS--4.8%
COMMERCIAL PAPER--4.8%
  CXC, Inc. 5.75%, 7/1/99.........................  A-1+          $     1,500      1,500,000
                                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,500,000)...............................................      1,500,000
                                                                                ------------
TOTAL INVESTMENTS--101.1%
  (Identified cost $31,982,412)..............................................     31,738,763(a)
  Cash and receivables, less liabilities--(1.1%).............................       (349,706)
                                                                                ------------
NET ASSETS--100.0%...........................................................   $ 31,389,057
                                                                                ------------
                                                                                ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,357,903 and gross depreciation of $2,601,552 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purpose was $31,982,412.
(b)  Non-income producing.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $31,982,412)..............................................  $ 31,738,763
Cash........................................................         1,908
Receivables
  Investment securities sold................................       838,472
  Dividends and interest....................................       229,382
  Fund shares sold..........................................        87,366
  Receivable from adviser...................................        66,422
Prepaid expenses............................................           791
                                                              ------------
    Total assets............................................    32,963,104
                                                              ------------
LIABILITIES
Payables
  Investment securities purchased...........................     1,504,779
  Fund shares repurchased...................................        14,676
  Custodian fee.............................................        20,307
  Trustees' fee.............................................         7,369
  Financial agent fee.......................................         4,874
Accrued expenses............................................        22,042
                                                              ------------
    Total liabilities.......................................     1,574,047
                                                              ------------
NET ASSETS..................................................  $ 31,389,057
                                                              ------------
                                                              ------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 33,721,276
  Undistributed net investment income.......................       313,222
  Accumulated net realized loss.............................    (2,401,792)
  Net unrealized depreciation...............................      (243,649)
                                                              ------------
NET ASSETS..................................................  $ 31,389,057
                                                              ------------
                                                              ------------
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     2,383,097
                                                              ------------
                                                              ------------
Net asset value and offering price per share................  $      13.17
                                                              ------------
                                                              ------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $    998,574
  Interest..................................................        28,806
                                                              ------------
    Total investment income.................................     1,027,380
                                                              ------------
EXPENSES
  Investment advisory fee...................................       120,631
  Financial agent fee.......................................        31,457
  Custodian.................................................        24,303
  Professional..............................................        14,035
  Trustees..................................................         9,917
  Printing..................................................         6,706
  Miscellaneous.............................................         4,448
                                                              ------------
    Total expenses..........................................       211,497
    Less expenses borne by investment adviser...............       (51,561)
                                                              ------------
    Net expenses............................................       159,936
                                                              ------------
NET INVESTMENT INCOME.......................................       867,444
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (2,288,292)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     3,408,596
                                                              ------------
NET GAIN ON INVESTMENTS.....................................     1,120,304
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  1,987,748
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/99         YEAR ENDED
                                                               (UNAUDITED)        12/31/98
                                                              --------------   --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      867,444   $   1,898,008
  Net realized gain (loss)..................................      (2,288,292)       (109,430)
  Net change in unrealized appreciation (depreciation)......       3,408,596     (13,109,206)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       1,987,748     (11,320,628)
                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (554,222)     (1,978,391)
  Net realized gains........................................              --         (49,416)
  Tax return of capital.....................................              --         (45,581)
                                                              --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (554,222)     (2,073,388)
                                                              --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (355,937 and 1,369,232
    shares, respectively)...................................       5,098,785      20,540,759
  Net asset value of shares issued from reinvestment of
    distributions (45,762 and 154,542 shares,
    respectively)...........................................         554,222       2,073,388
  Cost of shares repurchased (984,098 and 1,894,769 shares,
    respectively)...........................................     (12,105,268)    (27,471,348)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      (6,452,261)     (4,857,201)
                                                              --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      (5,018,735)    (18,251,217)
NET ASSETS
  Beginning of period.......................................      36,407,792      54,659,009
                                                              --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $313,222 AND $0, RESPECTIVELY).........  $   31,389,057   $  36,407,792
                                                              --------------   --------------
                                                              --------------   --------------

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                            SIX MONTHS                    YEAR ENDED                      FROM
                                               ENDED                     DECEMBER 31,                   INCEPTION
                                              6/30/99       ---------------------------------------     5/1/95 TO
                                            (UNAUDITED)        1998           1997          1996        12/31/95
                                            -----------     -----------     ---------     ---------     ---------
Net asset value, beginning of period....     $  12.28        $    16.38     $   14.32     $   11.33     $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........         0.35(3)           0.78(3)       0.50(3)       0.50(3)      0.33(3)
  Net realized and unrealized gain
    (loss)..............................         0.76             (4.20)         2.62          3.14         1.42
                                            -----------     -----------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS....         1.11             (3.42)         3.12          3.64         1.75
                                            -----------     -----------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................        (0.22)            (0.65)        (0.48)        (0.50)       (0.33)
  Dividends from net realized gains.....           --             (0.02)        (0.58)        (0.15)       (0.06)
  Tax return of capital.................           --             (0.01)           --            --        (0.03)
                                            -----------     -----------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS.................        (0.22)            (0.68)        (1.06)        (0.65)       (0.42)
                                            -----------     -----------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE...............         0.89             (4.10)         2.06          2.99         1.33
                                            -----------     -----------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD..........     $  13.17        $    12.28     $   16.38     $   14.32     $  11.33
                                            -----------     -----------     ---------     ---------     ---------
                                            -----------     -----------     ---------     ---------     ---------
Total return............................         9.20%(2)        (21.19)%       22.05%        33.09%       17.79%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...      $31,389           $36,408       $54,659       $22,710       $8,473
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses....................         1.00%(1)          1.00%         1.00%         1.00%        1.00%(1)
  Net investment income.................         5.39%(1)          5.07%         3.59%         4.36%        4.80%(1)
Portfolio turnover rate.................           14%(2)            18%           41%           21%          10%(2)

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.002, $0.01, $0.05 and $0.07 per share, respectively.

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

NOTE 1--ORGANIZATION

   The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of the Phoenix Research Enhanced Index, Phoenix-Aberdeen International, Phoenix-Aberdeen New Asia, Phoenix-Duff & Phelps Real Estate, Phoenix-Engemann Nifty Fifty, Phoenix-Goodwin Balanced, Phoenix-Goodwin Growth, Phoenix-Goodwin Money Market, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Strategic Theme, Phoenix-Hollister Value Equity, Phoenix-Oakhurst Growth and Income, Phoenix-Schafer Mid-Cap Value and Phoenix-Seneca Mid-Cap Growth Series. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Home Life Variable Accumulation Account (the "Account") from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the subaccounts of the Phoenix Home Life Variable Accumulation Account, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Home Life Separate Accounts B, C and D.

   Each Series has distinct investment objectives. The Phoenix Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Duff & Phelps Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long term growth of capital. The Phoenix-Goodwin Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Goodwin Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Goodwin Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments; stocks, bonds and money market instruments. The Phoenix-Goodwin Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Phoenix-Goodwin Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund does not amortize premiums except for the Phoenix-Goodwin Money Market Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES

   Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under
   Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS

   Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS

   Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margins and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS

   The Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Money Market, Phoenix-Goodwin Growth, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Balanced, Phoenix-Aberdeen International, Phoenix-Goodwin Strategic Theme, Phoenix Research Enhanced Index, Phoenix Seneca Mid-Cap Growth, Phoenix-Oakhurst Growth and Income, Phoenix Hollister Value Equity and Phoenix-Aberdeen New Asia Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)
   that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES

   Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. REPURCHASE AGREEMENTS

   A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   As compensation for advisory services to the Fund, the Advisers are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                                    RATE FOR FIRST   RATE FOR NEXT    RATE FOR EXCESS
SERIES                                               $250 MILLION    $250 MILLION    OVER $500 MILLION
--------------------------------------------------  --------------   -------------   ------------------
Phoenix Research Enhanced Index...................       0.45%           0.45%              0.45%
Phoenix-Aberdeen International....................       0.75            0.70               0.65
Phoenix-Engemann Nifty Fifty......................       0.90            0.85               0.80
Phoenix-Goodwin Balanced..........................       0.55            0.50               0.45
Phoenix-Goodwin Growth............................       0.70            0.65               0.60
Phoenix-Goodwin Money Market......................       0.40            0.35               0.30
Phoenix-Goodwin Multi-Sector Fixed Income.........       0.50            0.45               0.40
Phoenix-Goodwin Strategic Allocation..............       0.60            0.55               0.50
Phoenix-Goodwin Strategic Theme...................       0.75            0.70               0.65
Phoenix-Hollister Value Equity....................       0.70            0.65               0.60
Phoenix-Oakhurst Growth and Income................       0.70            0.65               0.60
Phoenix-Seneca Mid-Cap Growth.....................       0.80            0.80               0.80
Phoenix-Schafer Mid-Cap Value.....................       1.05            1.05               1.05
Phoenix-Aberdeen New Asia.........................       1.00            1.00               1.00


                                                    RATE FOR FIRST   RATE FOR NEXT    RATE FOR EXCESS
                                                      $1 BILLION      $1 BILLION      OVER $2 BILLION
                                                    --------------   -------------   ------------------
Phoenix-Duff & Phelps Real Estate.................       0.75            0.70               0.65

   Phoenix Investment Council ("PIC") is adviser to each Series except the Phoenix-Duff & Phelps Real Estate Series and Phoenix-Aberdeen New Asia Series. Pursuant to a subadvisory agreement with the Fund, PIC delegates certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which services each is paid a fee by PIC.

Phoenix Research Enhanced Index Series...................  J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
Phoenix-Engemann Nifty Fifty Series......................  Roger Engemann & Associates, Inc. ("Engemann")
Phoenix-Seneca Mid-Cap Growth Series.....................  Seneca Capital Management, LLC ("Seneca")
Phoenix-Schafer Mid-Cap Value Series.....................  Schafer Capital Management, Inc. ("Schafer")

   In accordance with the subadvisory agreement between the Fund and J.P. Morgan, J.P. Morgan is paid a monthly fee at the annual rate of 0.25% of the average aggregate daily net asset values of the Phoenix Research Enhanced Index Series up to $100 million; and 0.20% of such value in excess of $100 million. Pursuant to the subadvisory agreement with the Fund and Engemann, Engemann is paid a monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Phoenix-Engemann Nifty Fifty Series up to $250,000,000, 0.425% of such values between $250,000,000 and
   $500,000,000 and 0.40% of such values in excess of $500,000,000. Pursuant to the subadvisory agreement with the Fund and Seneca, Seneca is paid a

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)
   monthly fee at the annual rate of 0.40% of the average aggregate daily net asset values of the Phoenix-Seneca Mid-Cap Growth Series. In accordance with the subadvisory agreement with the Fund and Schafer, Schafer is paid a monthly fee at the annual rate of 0.85% of the average aggregate daily net asset values of the Phoenix-Schafer Mid-Cap Value Series up to $175 million and 0.80% of such value in excess of $175 million.

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the Phoenix-Aberdeen International Series. For its services, Aberdeen is paid a fee by the Advisers equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen International Series up to $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a subsidiary of Aberdeen Asset Management PLC, of which Phoenix Home Life Mutual Insurance Company ("Phoenix") owns approximately 11%.

   The investment adviser for the Phoenix-Duff & Phelps Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is a majority owned subsidiary of Phoenix. For its services, DPIM is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the first $1 billion, 0.70% on the next $1 billion and 0.65% thereafter.

   Phoenix-Aberdeen International Advisors, LLC ("PAIA") serves as the investment adviser to the Phoenix-Aberdeen New Asia Series. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix, and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC. PAIA is entitled to a fee, at an annual rate of 1.00% of the average daily net assets of the Phoenix-Aberdeen New Asia Series. Pursuant to subadvisory agreements, PAIA delegates certain investment decisions and functions to other entities. PIC receives a fee of 0.30% of the average daily net assets of the Phoenix-Aberdeen New Asia Series from PAIA for providing research and other domestic advisory services, as needed. In addition, PAIA also pays a subadvisory fee to Aberdeen of 0.40% of the average daily net assets of the Aberdeen New Asia Series for implementing certain portfolio transactions and providing research and other services.

   Each Series (except the Phoenix-Aberdeen International, Phoenix-Duff & Phelps Real Estate, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix Research Enhanced Index and Phoenix-Seneca Mid-Cap Series) pays a portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to 0.15% of its average net assets. The Phoenix-Aberdeen International, Phoenix-Duff & Phelps Real Estate, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix Research Enhanced Index and Phoenix-Seneca Mid-Cap Series pay other operating expenses up to 0.40%, 0.25%, 0.25%, 0.25%, 0.10% and 0.25% respectively, of its average net assets. Expenses above these limits are paid by the Advisers (PIC, DPIM, PAIA), Phoenix and/or Phoenix Variable Insurance Company.

   As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   At June 30, 1999, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

        Phoenix-Seneca Mid-Cap Growth Series.............   $  2,505,858
        Phoenix-Schafer Mid-Cap Value Series.............      1,708,108
        Phoenix-Aberdeen New Asia Series.................      2,495,031

NOTE 4--PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended June 30, 1999 (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated the following:

                                                PURCHASES       SALES
                                               ------------  ------------
      Phoenix Research Enhanced Index........  $ 49,287,726  $ 19,537,636
      Phoenix-Aberdeen International.........   110,086,234   111,294,002
      Phoenix-Engemann Nifty Fifty...........    24,997,409     8,454,974
      Phoenix-Goodwin Balanced...............    83,131,215    77,616,289
      Phoenix-Goodwin Growth.................  1,308,524,870 1,467,875,459
      Phoenix-Goodwin Multi-Sector Fixed
        Income...............................    92,317,637   103,000,412
      Phoenix-Goodwin Strategic Allocation...   148,712,810   221,165,770
      Phoenix-Goodwin Strategic Theme........   116,592,635    97,652,367
      Phoenix-Hollister Value Equity.........     7,012,150     8,032,877
      Phoenix-Oakhurst Growth and Income.....    46,628,064    18,712,178
      Phoenix-Seneca Mid-Cap Growth..........    10,304,084     8,963,231
      Phoenix-Schafer Mid-Cap Value..........     3,233,912     1,390,443
      Phoenix-Aberdeen New Asia..............     2,263,410     1,513,168
      Phoenix-Duff & Phelps Real Estate......     4,353,937    10,551,569

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

   There were no purchases or sales of such securities in the Money Market
   Series.

   Purchases and sales of long-term U.S. Government securities during the period ended June 30, 1999 aggregated the following:

                                              PURCHASES      SALES
                                             -----------  -----------
      Phoenix-Goodwin Balanced Series......  $30,782,019  $19,874,611
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series......................   22,447,195   20,970,539
      Phoenix-Goodwin Strategic Allocation
        Series.............................   81,315,438   13,762,454

   There were no purchases or sales of long-term U.S. Government Securities in the Phoenix-Goodwin Money Market, Phoenix-Goodwin Growth, Phoenix-Aberdeen International, Phoenix-Duff & Phelps Real Estate, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix Research Enhanced Index, Phoenix-Engemann Nifty Fifty, Phoenix-Seneca Mid-Cap Growth, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series.

   Written call option activity for the year ended June 30, 1999 aggregated the following:

                                              PHOENIX-OAKHURST
                                              GROWTH AND INCOME
                                                   SERIES
                                             -------------------
                                                         AMOUNT
                                               # OF        OF
                                             OPTIONS    PREMIUMS
                                             --------   --------
      Options outstanding at December 31,
        1998...............................       --    $    --
      Options written......................      256     41,634
      Options canceled in closing purchase
        transactions.......................      (67)    (8,042)
      Options expired......................     (122)   (25,924)
      Options exercised....................      (67)    (7,668)
                                                 ---    --------
      Options outstanding at June 30,
        1999...............................       --         --
                                                 ---    --------
                                                 ---    --------

   At June 30, 1999, the Phoenix Research Enhanced Index Series had entered into futures contracts as follows:

                                                              VALUE OF
                                                  NUMBER     CONTRACTS     MARKET        NET
                                                    OF          WHEN      VALUE OF    UNREALIZED
      DESCRIPTION                                CONTRACTS     OPENED    CONTRACTS   APPRECIATION
      -----------------------------------------  ---------   ----------  ----------  ------------
      Standard & Poor's 500 Index..............       2      $  645,400  $  690,850    $45,450
      Standard & Poor's 500 Index..............       1         330,625     345,425     14,800
      Standard & Poor's 500 Index..............       2         667,250     690,850     23,600
      Standard & Poor's 500 Index..............       1         334,550     345,425     10,875
      Standard & Poor's 500 Index..............       1         334,625     345,425     10,800
      Standard & Poor's 500 Index..............       1         337,700     345,425      7,725
                                                    ---      ----------  ----------  ------------
                                                      8      $2,650,150  $2,763,400    $113,250
                                                    ---      ----------  ----------  ------------
                                                    ---      ----------  ----------  ------------

NOTE 5--CREDIT RISK

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

NOTE 6--LOAN AGREEMENTS

   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

NOTE 8--CAPITAL LOSS CARRYOVERS

   The following Series have capital loss carryovers which may be used to offset future capital gains.

      Phoenix-Engemann Nifty Fifty Series....  $     4,085
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series........................      566,989
      Phoenix-Hollister Value Equity
        Series...............................      104,098
      Phoenix-Oakhurst Growth and Income
        Series...............................      349,419
      Phoenix-Seneca Mid-Cap Growth Series...      164,133
      Phoenix-Schafer Mid-Cap Value Series...      285,733
      Phoenix-Aberdeen New Asia Series.......    2,887,698
      Phoenix-Duff & Phelps Real Estate
        Series...............................      113,500

   Capital loss carryforwards expire in 2006 for all Series except for Phoenix-Aberdeen New Asia Series which expires as follows: $143,419 in 2005 and $2,744,279 in 2006.

   Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the calendar year ended December 31, 1998 the Phoenix-Aberdeen New Asia Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, and Phoenix-Schafer Mid-Cap Growth Series elected to defer losses occurring between November 1, 1998 and December 31, 1998 in the amount of $496,277, $5,850,282, and $55,831, respectively. In addition, the
   Phoenix-Aberdeen International Series, Phoenix-Aberdeen New Asia Series, Phoenix-Goodwin Growth Series and Phoenix-Goodwin Strategic Theme Series were able to utilize losses deferred in the prior year in the amount of $761,290, $379,802, $1,144 and $1,280,577, respectively.

This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
David K. Schafer, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
David L. Albrycht, Vice President
Christian C. Bertelsen, Vice President
Steven L. Colton, Vice President
Timothy Devlin, Vice President
Robert S. Driessen, Vice President
Ron K. Jacks, Vice President
Christopher J. Kelleher, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
John S. Tilson, Vice President
James Wiess, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities
 Series)
55 East Monroe Street Suite 3600
Chicago, Illinois 60603

Phoenix-Aberdeen International Advisors, LLC
(Phoenix-Aberdeen New Asia Series)
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen New Asia Series and Phoenix-
 Aberdeen International Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY                        PRSRT STD
101 Munson Street                                                U.S. Postage
P.O. Box 942                                                         PAID
Greenfield, MA 01302-0942                                       Springfield, MA
                                                                 Permit No. 444









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                        Phoenix Home Life Mutual Insurance Company
                        Statutory Home Office: East Greenbush, New York

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OL2531S (c)1999 Phoenix Home Life Mutual Insurance Company
700.04                                                                     8/99